TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 2.6%
2,446		Aptiv plc	$224,249
8,380	*	Tesla, Inc	3,595,104

		TOTAL AUTOMOBILES & COMPONENTS	3,819,353

BANKS - 0.2%
15,551	*,e	Rocket Cos, Inc	309,931

		TOTAL BANKS	309,931

CAPITAL GOODS - 0.7%
30,000	*	Churchill Capital Corp IV	300,600
12,158		Raytheon Technologies Corp	699,571

		TOTAL CAPITAL GOODS	1,000,171

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
12,704	*	Clarivate Analytics plc	393,697
1,971	*	CoStar Group, Inc	1,672,413
9,557		Equifax, Inc	1,499,494

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,565,604

CONSUMER DURABLES & APPAREL - 2.0%
23,975		Nike, Inc (Class B)	3,009,822

		TOTAL CONSUMER DURABLES & APPAREL	3,009,822

CONSUMER SERVICES - 1.0%
2,062		Hilton Worldwide Holdings, Inc	175,930
14,868		Starbucks Corp	1,277,458

		TOTAL CONSUMER SERVICES	1,453,388

DIVERSIFIED FINANCIALS - 2.7%
2,659		Apollo Global Management, Inc	118,990
14,220		Intercontinental Exchange Group, Inc	1,422,711
11,800	*	Ribbit LEAP Ltd	153,400
6,569		S&P Global, Inc	2,368,782

		TOTAL DIVERSIFIED FINANCIALS	4,063,883

FOOD & STAPLES RETAILING - 0.7%
7,268		Walmart, Inc	1,016,866

		TOTAL FOOD & STAPLES RETAILING	1,016,866

FOOD, BEVERAGE & TOBACCO - 0.2%
1,479		Constellation Brands, Inc (Class A)	280,285

		TOTAL FOOD, BEVERAGE & TOBACCO	280,285

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
18,238		Alcon, Inc	1,038,654
35,961	*	Boston Scientific Corp	1,374,070
4,181	*	Guardant Health, Inc	467,352
2,891	*	Intuitive Surgical, Inc	2,051,280

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,931,356

MATERIALS - 1.6%
3,137		Linde plc	747,014

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

2,433		Sherwin-Williams Co	$1,695,168

		TOTAL MATERIALS	2,442,182

MEDIA & ENTERTAINMENT - 13.5%
2,064	*	Alphabet, Inc (Class A)	3,024,998
1,785	*	Alphabet, Inc (Class C)	2,623,236
25,188	*	Facebook, Inc	6,596,737
11,424	*	Match Group, Inc	1,264,066
5,158	*	Netflix, Inc	2,579,155
27,263	*	Twitter, Inc	1,213,204
21,831		Walt Disney Co	2,708,790

		TOTAL MEDIA & ENTERTAINMENT	20,010,186

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.7%
1,340	*	10X Genomics, Inc	167,071
11,953		AbbVie, Inc	1,046,963
4,365		Amgen, Inc	1,109,408
32,148		AstraZeneca plc	3,512,632
55,009	*	Avantor, Inc	1,237,153
3,000	*	BioMarin Pharmaceutical, Inc	228,240
19,529		Eli Lilly & Co	2,890,683
3,765	*	Illumina, Inc	1,163,686
6,008	*	IQVIA Holdings, Inc	947,041
2,419		Lonza Group AG.	1,492,850
4,261	*	Regeneron Pharmaceuticals, Inc	2,385,223
5,072	*	Seattle Genetics, Inc	992,540
11,157	*	Vertex Pharmaceuticals, Inc	3,036,043
67,000	*,g	Wuxi Biologics Cayman, Inc	1,642,040
8,782		Zoetis, Inc	1,452,279

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	23,303,852

RETAILING - 9.2%
2,783	*	Amazon.com, Inc	8,762,916
819	*	Booking Holdings, Inc	1,401,047
3,466		eBay, Inc	180,579
1,608		Home Depot, Inc	446,558
14,227	*	JD.com, Inc (ADR)	1,104,157
10,355		Lowe’s Companies, Inc	1,717,480

		TOTAL RETAILING	13,612,737

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
24,151	*	Advanced Micro Devices, Inc	1,980,140
22,089		Applied Materials, Inc	1,313,191
5,204		Broadcom, Inc	1,895,921
3,130		Lam Research Corp	1,038,378
63,035		Marvell Technology Group Ltd	2,502,490
10,147		NVIDIA Corp	5,491,759
10,796		NXP Semiconductors NV	1,347,449
9,656		QUALCOMM, Inc	1,136,318
9,684		Skyworks Solutions, Inc	1,409,022
3,205		Texas Instruments, Inc	457,642

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,572,310

SOFTWARE & SERVICES - 22.7%
6,345	*	Adobe, Inc	3,111,778
1,149	*,g	Adyen NV	2,119,311
4,264	*	Atlassian Corp plc	775,153
9,253		Intuit, Inc	3,018,421
7,838		Mastercard, Inc (Class A)	2,650,576
34,005		Microsoft Corp	7,152,272
14,177	*	PayPal Holdings, Inc	2,793,294
19,873	*	salesforce.com, Inc	4,994,482

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

1,719	*	ServiceNow, Inc			$833,715
1,519	*	Splunk, Inc			285,770
5,059	*	Square, Inc			822,340
5,664	*	Twilio, Inc			1,399,518
18,936		Visa, Inc (Class A)			3,786,632

		TOTAL SOFTWARE & SERVICES			33,743,262

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
68,364	n	Apple, Inc			7,917,235
12,956	e	Telefonaktiebolaget Lm Ericsson (ADR)			141,091

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,058,326

TELECOMMUNICATION SERVICES - 1.2%
1,889	*	GoodRx Holdings, Inc			105,028
11,767	*	IAC			1,409,451
2,724	*	T-Mobile US, Inc			311,517

		TOTAL TELECOMMUNICATION SERVICES			1,825,996

TRANSPORTATION - 1.0%
5,339		Kansas City Southern			965,451
16,654	*	Uber Technologies, Inc			607,538

		TOTAL TRANSPORTATION			1,572,989

		TOTAL COMMON STOCKS			146,592,499

		(Cost $79,905,466)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.4%
$568,000		Federal Home Loan Bank (FHLB)	0.070-0.080%	10/09/20	567,993

		TOTAL GOVERNMENT AGENCY DEBT			567,993

REPURCHASE AGREEMENT - 1.0%
1,500,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	1,500,000

		TOTAL REPURCHASE AGREEMENT			1,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
129,094	c	State Street Navigator Securities Lending Government Money Market Portfolio			129,094

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			129,094

		TOTAL SHORT-TERM INVESTMENTS			2,197,087

		(Cost $2,197,084)
		TOTAL INVESTMENTS - 100.1%			148,789,586
		(Cost $82,102,550)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(218,956)

		NET ASSETS - 100.0%			$148,570,630

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $431,785.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $3,761,351 or 2.5% of net assets.

n	All or a period of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $1,500,000 on 10/01/20, collateralized by U.S. Treasury Bonds valued at $1,530,023.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

Written options outstanding as of September 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	16	$(4,702)	$82.50	12/18/20	$(54,240)
Apple, Inc, Call	16	(11,006)	92.50	12/18/20	(41,520)
Apple, Inc, Put	4	(8,532)	62.50	12/18/20	(53,700)
Total	36	$(24,240)			$(149,460)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.7%
8,425		Aptiv plc	$772,404
12,477		General Motors Co	369,194

		TOTAL AUTOMOBILES & COMPONENTS	1,141,598

BANKS - 3.3%
85,055		Bank of America Corp	2,048,975
12,356	n	Citigroup, Inc	532,667
25,495		JPMorgan Chase & Co	2,454,404
16,053		Radian Group, Inc	234,534

		TOTAL BANKS	5,270,580

CAPITAL GOODS - 6.4%
2,603	n	Carlisle Cos, Inc	318,529
4,202		Deere & Co	931,289
9,678		Dover Corp	1,048,514
11,487		Eaton Corp	1,172,019
24,873	n	General Electric Co	154,959
3,872		HEICO Corp (Class A)	343,291
6,194		Hexcel Corp	207,809
8,919	n	Honeywell International, Inc	1,468,157
12,469		ITT, Inc	736,294
2,491	n	Northrop Grumman Corp	785,886
6,295		Otis Worldwide Corp	392,934
7,104		Owens Corning, Inc	488,826
10,203		Raytheon Technologies Corp	587,081
2,046	*	Teledyne Technologies, Inc	634,690
7,013		Trane Technologies plc	850,326

		TOTAL CAPITAL GOODS	10,120,604

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,701	*	FTI Consulting, Inc	286,225
4,641	*	Stericycle, Inc	292,661
2,523		TransUnion	212,260
5,592		Waste Management, Inc	632,847

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,423,993

CONSUMER DURABLES & APPAREL - 1.8%
5,120	n	Brunswick Corp	301,619
1,021	*,n	Lululemon Athletica, Inc	336,287
40,538	*	Mattel, Inc	474,295
7,287		Nike, Inc (Class B)	914,810
3,955	*	Tempur Sealy International, Inc	352,746
2,443		Whirlpool Corp	449,243

		TOTAL CONSUMER DURABLES & APPAREL	2,829,000

CONSUMER SERVICES - 1.4%
8,071	n	Brinker International, Inc	344,793
6,445	*,n	Caesars Entertainment, Inc	361,307
335	*,n	Chipotle Mexican Grill, Inc (Class A)	416,643
1,530		Churchill Downs, Inc	250,645
3,210	*	Flutter Entertainment plc	505,644
4,880		Texas Roadhouse, Inc (Class A)	296,655

		TOTAL CONSUMER SERVICES	2,175,687

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.3%
6,648		Blackstone Group, Inc	$347,025
13,978		Discover Financial Services	807,649
38,558		Equitable Holdings, Inc	703,298
27,212		Morgan Stanley	1,315,700
7,916		Voya Financial, Inc	379,414

		TOTAL DIVERSIFIED FINANCIALS	3,553,086

ENERGY- 1.7%
11,050	n	Chevron Corp	795,600
11,608	n	Hess Corp	475,116
36,388		Kinder Morgan, Inc	448,664
6,264		Pioneer Natural Resources Co	538,641
56,251		Range Resources Corp	372,382

		TOTAL ENERGY	2,630,403

FOOD & STAPLES RETAILING - 1.1%
9,601		Walmart, Inc	1,343,276
1,498	*	Zur Rose Group AG.	357,134

		TOTAL FOOD & STAPLES RETAILING	1,700,410

FOOD, BEVERAGE & TOBACCO - 3.5%
15,424		Coca-Cola Co	761,483
15,239		ConAgra Brands, Inc	544,185
1,846	*	Freshpet, Inc	206,106
3,589		Hershey Co	514,447
21,439		Mondelez International, Inc	1,231,670
8,034	*	Monster Beverage Corp	644,327
12,123		PepsiCo, Inc	1,680,248

		TOTAL FOOD, BEVERAGE & TOBACCO	5,582,466

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
6,793		Abbott Laboratories	739,282
11,649		Baxter International, Inc	936,813
24,708	*,n	Boston Scientific Corp	944,093
7,699		Danaher Corp	1,657,826
1,561	*,n	DexCom, Inc	643,491
5,606	*	Edwards Lifesciences Corp	447,471
13,964	*	Envista Holdings Corp	344,631
3,174	*	Guardant Health, Inc	354,790
3,453	n	Humana, Inc	1,429,162
1,783	*	IDEXX Laboratories, Inc	700,915
3,496		STERIS plc	615,960
4,683		UnitedHealth Group, Inc	1,460,019
1,729		West Pharmaceutical Services, Inc	475,302
7,046	n	Zimmer Biomet Holdings, Inc	959,242

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,708,997

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
2,991		Estee Lauder Cos (Class A)	652,786
17,245		Procter & Gamble Co	2,396,882
4,314		Reckitt Benckiser Group plc	420,638

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,470,306

INSURANCE - 1.9%
6,962		Assurant, Inc	844,560
3,231		Everest Re Group Ltd	638,252
18,817	n	Hartford Financial Services Group, Inc	693,594
22,505		Metlife, Inc	836,511

		TOTAL INSURANCE	3,012,917

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
12,442		Corteva, Inc	$358,454
15,204		Dow, Inc	715,348
17,788		DuPont de Nemours, Inc	986,878
4,664		FMC Corp	493,964
8,195		Linde plc	1,951,476
5,846		PPG Industries, Inc	713,680

		TOTAL MATERIALS	5,219,800

MEDIA & ENTERTAINMENT - 9.1%
3,152	*	Alphabet, Inc (Class C)	4,632,179
27,781		Comcast Corp (Class A)	1,285,149
13,117	*	Facebook, Inc	3,435,342
3,555	*	Match Group, Inc	393,361
3,076	*,n	Netflix, Inc	1,538,092
18,817	*	Snap, Inc	491,312
3,648	*	Take-Two Interactive Software, Inc	602,723
3,837	*	Twitter, Inc	170,747
14,151		Walt Disney Co	1,755,856

		TOTAL MEDIA & ENTERTAINMENT	14,304,761

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
2,254	*	10X Genomics, Inc	281,029
17,295		AbbVie, Inc	1,514,869
8,797	*,n	Acadia Pharmaceuticals, Inc	362,876
1,936		Amgen, Inc	492,054
5,955		AstraZeneca plc	650,670
30,609	*	Avantor, Inc	688,396
4,497	*	Axsome Therapeutics, Inc	320,411
3,571	*	Berkeley Lights, Inc	272,682
4,637	*	Catalent, Inc	397,205
15,366		Daiichi Sankyo Co Ltd	471,702
4,753		Eli Lilly & Co	703,539
8,118	*	Genmab A.S. (ADR)	297,200
7,064	*	Horizon Therapeutics Plc	548,732
3,241	*	IQVIA Holdings, Inc	510,879
1,053		Lonza Group AG.	649,843
17,777		Merck & Co, Inc	1,474,602
2,989	*	Neurocrine Biosciences, Inc	287,422
5,921		Perrigo Co plc	271,833
23,365		Pfizer, Inc	857,495
1,815	*	Regeneron Pharmaceuticals, Inc	1,016,001
911		Roche Holding AG.	312,054
3,246		Sanofi-Aventis	325,288
1,784	*	Seattle Genetics, Inc	349,111

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,055,893

REAL ESTATE - 1.5%
4,297	n	American Tower Corp	1,038,714
457		Equinix, Inc	347,379
10,372		Prologis, Inc	1,043,631

		TOTAL REAL ESTATE	2,429,724

RETAILING - 9.6%
2,358	*,n	Amazon.com, Inc	7,424,705
8,903		Best Buy Co, Inc	990,815
11,024	*,n	BJ’s Wholesale Club Holdings, Inc	458,047
12,997	e,n	Children’s Place, Inc	368,465
7,078		Dick’s Sporting Goods, Inc	409,675
9,518	n	Expedia Group, Inc	872,705
8,618	n	Home Depot, Inc	2,393,305
16,494	e	Nordstrom, Inc	196,608
1,134	*	O’Reilly Automotive, Inc	522,865

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

7,319		Target Corp	$1,152,157
47,634	*	THG Holdings Ltd	367,681

		TOTAL RETAILING	15,157,028

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
13,966	*,n	Advanced Micro Devices, Inc	1,145,072
687		Broadcom, Inc	250,288
7,556	*	Cree, Inc	481,619
6,259	*,n	Enphase Energy, Inc	516,931
3,776	*	Inphi Corp	423,856
12,951		Intel Corp	670,603
21,208		Marvell Technology Group Ltd	841,958
2,431		Monolithic Power Systems, Inc	679,732
4,640	n	NVIDIA Corp	2,511,261
5,322		NXP Semiconductors NV	664,239
11,859		QUALCOMM, Inc	1,395,567
4,713		Skyworks Solutions, Inc	685,741
6,947		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	563,193
1,781	n	Universal Display Corp	321,898

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,151,958

SOFTWARE & SERVICES - 12.4%
1,890	*	CACI International, Inc (Class A)	402,872
3,932	*	Check Point Software Technologies	473,177
7,099		Fidelity National Information Services, Inc	1,045,044
5,775	*	Fiserv, Inc	595,114
2,752	*	Liveperson, Inc	143,076
6,092	n	Mastercard, Inc (Class A)	2,060,132
42,870		Microsoft Corp	9,016,847
9,167	*	PayPal Holdings, Inc	1,806,174
8,286	*,n	salesforce.com, Inc	2,082,437
2,417	*	ServiceNow, Inc	1,172,245
3,207	*	Synopsys, Inc	686,234

		TOTAL SOFTWARE & SERVICES	19,483,352

TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
89,216	n	Apple, Inc	10,332,105
8,140	*	Calix, Inc	144,729
19,408		Cisco Systems, Inc	764,481
21,397	*	CommScope Holding Co, Inc	192,573
4,889		Corning, Inc	158,453
7,380	*	Keysight Technologies, Inc	728,996
2,521	n	Motorola Solutions, Inc	395,318
9,849		TE Connectivity Ltd	962,641

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,679,296

TELECOMMUNICATION SERVICES - 1.9%
21,413		AT&T, Inc	610,485
4,445		Cogent Communications Group, Inc	266,922
5,584	*	T-Mobile US, Inc	638,586
23,800		Verizon Communications, Inc	1,415,862

		TOTAL TELECOMMUNICATION SERVICES	2,931,855

TRANSPORTATION - 1.6%
4,263		DSV AS	691,472
5,261		Knight-Swift Transportation Holdings, Inc	214,123
9,818		United Parcel Service, Inc (Class B)	1,635,973

		TOTAL TRANSPORTATION	2,541,568

UTILITIES - 1.9%
31,403		Centerpoint Energy, Inc	607,648
4,943		NextEra Energy, Inc	1,371,979
15,372		PPL Corp	418,272

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

16,761		RWE AG.			$627,689

		TOTAL UTILITIES			3,025,588

		TOTAL COMMON STOCKS			157,600,870

		(Cost $91,837,029)

PURCHASED OPTIONS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
400		Stryker Corp			1,420

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,420

		TOTAL PURCHASED OPTIONS			1,420

		(Cost $1,574)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENT - 0.6%
$ 965,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	965,000

		TOTAL REPURCHASE AGREEMENT			965,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES-0.3%
410,347	c	State Street Navigator Securities Lending Government Money Market Portfolio			410,347

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			410,347

		TOTAL SHORT-TERM INVESTMENTS			1,375,347

		(Cost $1,375,347)
		TOTAL INVESTMENTS-100.9% (Cost $93,213,950)			158,977,637
		OTHER ASSETS & LIABILITIES, NET-(0.9)%			(1,381,816)

		NET ASSETS-100.0%			$157,595,821

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $559,421.
n	All or a period of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $965,000 on 10/01/20, collaterized by U.S. Treasury Bonds valued at $984,305.

Purchased options outstanding as of September 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Stryker Corp, Call	4	$ 1,574	$240.00	01/15/21	$1,420
Written options outstanding as of September 30, 2020 were as follows:
Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
ACADIA Pharmaceuticals, Inc, Put	12	$ (5,075)	$37.00	12/18/20	$(2,880)
Acuity Brands, Inc, Put	3	(6,550)	85.00	12/18/20	(787)
Advanced Micro Devices, Inc, Put	13	(770)	62.50	10/16/20	(130)
Alliance Data Systems Corp, Put	20	(19,303)	55.00	12/18/20	(29,200)
Amazon.com, Inc, Call	1	(11,422)	3,800.00	11/20/20	(5,178)
Amazon.com, Inc, Call	2	(15,410)	3,950.00	11/20/20	(7,120)
Amazon.com, Inc, Put	2	(20,077)	2,710.00	10/30/20	(6,836)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
American Tower Corp, Put	4	$(500)	$210.00	10/16/20	$(120)
Apple, Inc, Call	28	(50,858)	140.00	06/18/21	(21,140)
Apple, Inc, Put	52	(50,242)	105.00	06/18/21	(53,040)
Arista Networks, Inc, Put	2	(4,527)	165.00	01/15/21	(1,020)
Aspen Technology, Inc, Put	4	(3,898)	90.00	12/18/20	(1,070)
Aspen Technology, Inc, Put	4	(4,859)	95.00	12/18/20	(700)
Biogen, Inc, Put	3	(9,271)	265.00	01/15/21	(7,590)
Biogen, Inc, Put	5	(17,640)	270.00	01/15/21	(13,600)
BJ’s Wholesale Club Holdings, Inc, Call	12	(768)	50.00	11/20/20	(552)
Boeing Co, Put	1	(10,228)	220.00	01/15/21	(6,055)
Boston Scientific Corp, Put	10	(1,130)	30.00	11/20/20	(290)
Brinker International, Inc, Put	22	(1,187)	36.00	10/16/20	(1,210)
Brunswick Corp, Call	11	(1,306)	75.00	11/20/20	(440)
Caesars Entertainment, Inc, Put	18	(540)	44.00	10/09/20	(90)
Carlisle Cos, Inc, Call	5	(1,617)	150.00	12/18/20	(513)
Carlisle Cos, Inc, Put	5	(7,555)	115.00	12/18/20	(2,550)
Chevron Corp, Call	5	(1,280)	85.00	12/18/20	(530)
Chevron Corp, Put	5	(3,767)	80.00	12/18/20	(5,325)
Children’s Place, Inc, Call	14	(12,291)	50.00	12/18/20	(1,015)
Children’s Place, Inc, Call	12	(4,175)	60.00	12/18/20	(360)
Children’s Place, Inc, Call	14	(14,111)	50.00	01/15/21	(1,645)
Children’s Place, Inc, Put	21	(18,857)	35.00	12/18/20	(20,055)
Children’s Place, Inc, Put	21	(15,287)	25.00	01/15/21	(8,673)
Children’s Place, Inc, Put	12	(19,175)	35.00	01/15/21	(12,960)
Chipotle Mexican Grill, Inc, Call	1	(13,831)	1,440.00	03/19/21	(6,755)
Chipotle Mexican Grill, Inc, Put	1	(4,077)	980.00	03/19/21	(4,240)
Citigroup, Inc, Call	9	(846)	45.00	10/23/20	(981)
Citigroup, Inc, Call	9	(216)	50.00	10/30/20	(234)
Citigroup, Inc, Put	9	(999)	41.00	10/23/20	(954)
Citigroup, Inc, Put	9	(1,647)	37.50	12/18/20	(1,413)
Darden Restaurants, Inc, Put	32	(18,174)	60.00	10/16/20	(96)
Darden Restaurants, Inc, Put	16	(10,223)	65.00	10/16/20	(48)
Deckers Outdoor Corp, Put	6	(7,255)	160.00	12/18/20	(1,425)
DexCom, Inc, Put	7	(17,695)	320.00	12/18/20	(6,720)
Enphase Energy, Inc, Call	8	(656)	100.00	10/16/20	(464)
Enphase Energy, Inc, Put	7	(945)	50.00	10/16/20	(224)
Expedia Group, Inc, Put	10	(490)	80.00	10/16/20	(520)
FedEx Corp, Put	8	(12,299)	155.00	01/15/21	(852)
Guidewire Software, Inc, Put	4	(4,199)	85.00	10/16/20	(120)
Guidewire Software, Inc, Put	4	(3,852)	80.00	12/18/20	(610)
GW Pharmaceuticals plc, Put	4	(572)	90.00	10/16/20	(360)
Hartford Financial Services Group, Inc, Call	1	(168)	50.00	12/18/20	(18)
Hartford Financial Services Group, Inc, Put	1	(195)	35.00	12/18/20	(208)
Hartford Financial Services Group, Inc, Put	11	(6,368)	40.00	12/18/20	(5,335)
Hasbro, Inc, Put	3	(3,351)	72.50	10/16/20	(75)
Hasbro, Inc, Put	4	(5,652)	72.50	01/15/21	(1,480)
Hess Corp, Put	8	(6,235)	37.50	11/20/20	(1,760)
Home Depot, Inc, Call	1	(1,298)	260.00	01/15/21	(1,160)
Home Depot, Inc, Call	3	(4,154)	270.00	01/15/21	(6,495)
Humana, Inc, Call	3	(8,334)	445.00	02/19/21	(6,150)
Illumina, Inc, Put	3	(2,554)	280.00	12/18/20	(3,900)
Jazz Pharmaceuticals plc, Put	6	(6,285)	105.00	11/20/20	(645)
Kirby Corp, Put	20	(15,852)	50.00	12/18/20	(26,400)
Lululemon Athletica, Inc, Call	8	(33,085)	310.00	03/19/21	(38,920)
Lululemon Athletica, Inc, Put	8	(22,003)	260.00	01/15/21	(7,060)
Lululemon Athletica, Inc, Put	4	(9,536)	270.00	01/15/21	(4,492)
M&T Bank Corp, Put	4	(4,106)	100.00	01/15/21	(5,800)
Mastercard, Inc, Call	2	(2,980)	370.00	01/15/21	(2,060)
Mastercard, Inc, Put	2	(968)	270.00	01/15/21	(1,150)
Motorola Solutions, Inc, Put	10	(20,182)	140.00	01/15/21	(5,000)
NetFlix, Inc, Call	3	(2,936)	620.00	12/18/20	(3,951)
NetFlix, Inc, Put	3	(330)	415.00	10/02/20	(15)
NetFlix, Inc, Put	3	(11,422)	450.00	12/18/20	(7,296)
Northrop Grumman Corp, Put	2	(2,873)	280.00	11/20/20	(1,000)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
NVIDIA Corp, Call	1	$(468)	$610.00	10/02/20	$(5)
Penn National Gaming, Inc, Put	16	(816)	50.00	10/09/20	(64)
PVH Corp, Put	10	(14,749)	55.00	01/15/21	(5,900)
Roku, Inc, Put	7	(714)	130.00	10/09/20	(42)
Roku, Inc, Put	7	(13,866)	95.00	10/16/20	(28)
salesforce.com, Inc, Call	3	(779)	310.00	11/20/20	(804)
salesforce.com, Inc, Put	3	(2,862)	220.00	11/20/20	(1,740)
Stryker Corp, Call	4	(830)	250.00	01/15/21	(640)
Stryker Corp, Put	4	(1,821)	175.00	01/15/21	(2,000)
Teradata Corp, Put	37	(10,962)	25.00	12/18/20	(12,765)
Tiffany & Co, Put	10	(1,880)	85.00	01/15/21	(920)
Universal Display Corp, Put	4	(8,837)	130.00	12/18/20	(1,000)
Universal Health Services, Inc, Put	8	(13,343)	110.00	04/16/21	(12,960)
VF Corp, Put	11	(12,035)	60.00	11/20/20	(1,760)
World Wrestling Entertainment, Inc, Put	16	(9,295)	40.00	01/15/21	(6,400)
Wynn Resorts Ltd, Put	5	(12,729)	85.00	12/18/20	(8,937)
Wynn Resorts Ltd, Put	5	(8,280)	82.50	01/15/21	(8,525)
Wynn Resorts Ltd, Put	10	(26,059)	85.00	01/15/21	(18,300)
Xilinx, Inc, Put	7	(4,655)	77.50	01/15/21	(1,029)
Zimmer Biomet Holdings, Inc, Call	5	(875)	155.00	10/16/20	(100)
Zimmer Biomet Holdings, Inc, Put	5	(973)	125.00	10/16/20	(500)
Zscaler, Inc, Put	13	(3,308)	105.00	10/16/20	(130)
Total	791	$(752,655)			$(453,609)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 10.3%
72,512		Bank of America Corp	$1,746,814
28,078		Citigroup, Inc	1,210,443
22,476		JPMorgan Chase & Co	2,163,765
5,308		PNC Financial Services Group, Inc	583,402
14,014		US Bancorp	502,402
9,8228		Wells Fargo & Co	230,915

		TOTAL BANKS	6,437,741

CAPITAL GOODS - 13.3%
3,253		Allegion plc	321,754
1,563		Boeing Co	258,301
3,930		Caterpillar, Inc	586,160
5,735		Deere & Co	1,271,048
5,827		Dover Corp	631,297
5,996		Eaton Corp	611,772
7,986		Honeywell International, Inc	1,314,575
15,653		Masco Corp	862,950
3,980		Parker-Hannifin Corp	805,313
9,017		Raytheon Technologies Corp	518,838
1,789		Stanley Black & Decker, Inc	290,176
7,119		Trane Technologies plc	863,179

		TOTAL CAPITAL GOODS	8,335,363

CONSUMER DURABLES & APPAREL - 1.5%
223	*	NVR, Inc	910,536

		TOTAL CONSUMER DURABLES & APPAREL	910,536

CONSUMER SERVICES - 1.9%
5,953		Hilton Worldwide Holdings, Inc	507,910
3,174		McDonald’s Corp	696,661

		TOTAL CONSUMER SERVICES	1,204,571

DIVERSIFIED FINANCIALS - 3.9%
8,526		American Express Co	854,731
1,114		BlackRock, Inc	627,795
4,848		Goldman Sachs Group, Inc	974,303

		TOTAL DIVERSIFIED FINANCIALS	2,456,829

ENERGY - 3.1%
12,283		Chevron Corp	884,376
12,303		ConocoPhillips	404,031
9,433		EOG Resources, Inc	339,022
7,425		Valero Energy Corp	321,651

		TOTAL ENERGY	1,949,080

FOOD & STAPLES RETAILING - 1.8%
8,131		Walmart, Inc	1,137,608

		TOTAL FOOD & STAPLES RETAILING	1,137,608

FOOD, BEVERAGE & TOBACCO - 2.3%
11,906		Mondelez International, Inc	683,999
2,488		PepsiCo, Inc	344,837
5,718		Philip Morris International, Inc	428,793

		TOTAL FOOD, BEVERAGE & TOBACCO	1,457,629

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
2,916		Anthem, Inc	$783,208
4,414		Cigna Corp	747,776
8,594		CVS Health Corp	501,890
4,501		HCA Healthcare, Inc	561,185
7,688		Medtronic plc	798,937
2,940		UnitedHealth Group, Inc	916,604
6,746		Zimmer Biomet Holdings, Inc	918,400

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,228,000

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
6,563		Procter & Gamble Co	912,191

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	912,191

INSURANCE - 5.4%
20,105		American International Group, Inc	553,491
4,688	*	Berkshire Hathaway, Inc (Class B)	998,263
7,341		Chubb Ltd	852,437
5,209		Marsh & McLennan Cos, Inc	597,472
6,151		Prudential Financial, Inc	390,711

		TOTAL INSURANCE	3,392,374

MATERIALS - 4.3%
5,655		Ball Corp	470,044
10,865		Corteva, Inc	313,021
10,713	*	Crown Holdings, Inc	823,401
7,689		DuPont de Nemours, Inc	426,586
5,643		PPG Industries, Inc	688,897

		TOTAL MATERIALS	2,721,949

MEDIA & ENTERTAINMENT - 7.8%
858	*	Alphabet, Inc (Class C)	1,260,917
1,000	*	Charter Communications, Inc	624,340
37,673		Comcast Corp (Class A)	1,742,753
10,268		Walt Disney Co	1,274,053

		TOTAL MEDIA & ENTERTAINMENT	4,902,063

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
2,172		Amgen, Inc	552,035
12,197		Bristol-Myers Squibb Co	735,357
13,590		Johnson & Johnson	2,023,279
8,826		Merck & Co, Inc	732,117
33,288		Pfizer, Inc	1,221,670

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,264,458

REAL ESTATE - 1.5%
1,686		AvalonBay Communities, Inc	251,787
6,808		Prologis, Inc	685,021

		TOTAL REAL ESTATE	936,808

RETAILING - 2.9%
221	*	Booking Holdings, Inc	378,061
5,213		Home Depot, Inc	1,447,702

		TOTAL RETAILING	1,825,763

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
4,837		Analog Devices, Inc	564,671
12,673		Applied Materials, Inc	753,410
20,339		Intel Corp	1,053,153
825		Lam Research Corp	273,694

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

9,624	*	Micron Technology, Inc	$451,943
4,801		NXP Semiconductors NV	599,213

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,696,084

SOFTWARE & SERVICES - 3.6%
3,661		Accenture plc	827,349
5,084		Microsoft Corp	1,069,318
5,718		Oracle Corp	341,365

		TOTAL SOFTWARE & SERVICES	2,238,032

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
21,600		Cisco Systems, Inc	850,824
9,857		TE Connectivity Ltd	963,423

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,814,247

TELECOMMUNICATION SERVICES - 2.0%
5,176	*	T-Mobile US, Inc	591,927
11,459		Verizon Communications, Inc	681,696

		TOTAL TELECOMMUNICATION SERVICES	1,273,623

TRANSPORTATION - 3.2%
5,804		CSX Corp	450,797
5,853		Union Pacific Corp	1,152,280
2,539		United Parcel Service, Inc (Class B)	423,073

		TOTAL TRANSPORTATION	2,026,150

UTILITIES - 3.5%
7,045		American Electric Power Co, Inc	575,788
29,765		Centerpoint Energy, Inc	575,953
6,250		Entergy Corp	615,813
7,440		FirstEnergy Corp	213,602
750		NextEra Energy, Inc	208,170

		TOTAL UTILITIES	2,189,326

		TOTAL COMMON STOCKS	62,310,425

		(Cost $52,989,067)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

REPURCHASE AGREEMENT - 0.7%
$420,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	420,000

		TOTAL REPURCHASE AGREEMENT			420,000

		TOTAL SHORT-TERM INVESTMENTS			420,000

		(Cost $420,000)
		TOTAL INVESTMENTS - 100.0%			62,730,425
		(Cost $53,409,067)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			16,769

		NET ASSETS - 100.0%			$62,747,194

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $420,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $428,450.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

CASINOS & GAMING - 1.0%
5,000		Las Vegas Sands Corp	$233,300
14,000		MGM Resorts International	304,500
2,500		Wynn Resorts Ltd	179,525

		TOTAL CASINOS & GAMING	717,325

DIVERSIFIED REITS - 0.9%
3,000		Essential Properties Realty Trust, Inc	54,960
14,000		STORE Capital Corp	384,020
4,000		WP Carey, Inc	260,640

		TOTAL DIVERSIFIED REITS	699,620

HEALTH CARE REITS - 8.0%
9,500		Healthcare Trust of America, Inc	247,000
52,000		Healthpeak Properties Inc	1,411,800
15,000		Medical Properties Trust, Inc	264,450
17,000		Omega Healthcare Investors, Inc	508,980
25,000		Sabra Healthcare REIT, Inc	344,625
31,500		Ventas, Inc	1,321,740
34,500		Welltower, Inc	1,900,605

		TOTAL HEALTH CARE REITS	5,999,200

HOTEL & RESORT REITS - 1.8%
40,000		Host Hotels and Resorts, Inc	431,600
16,500		MGM Growth Properties LLC	461,670
38,000		Park Hotels & Resorts, Inc	379,620
6,000		Pebblebrook Hotel Trust	75,180

		TOTAL HOTEL & RESORT REITS	1,348,070

HOTELS, RESORTS & CRUISE LINES - 0.6%
3,000		Hilton Worldwide Holdings, Inc	255,960
2,000		Marriott International, Inc (Class A)	185,160

		TOTAL HOTELS, RESORTS & CRUISE LINES	441,120

INDUSTRIAL REITS - 15.5%
24,000		Americold Realty Trust	858,000
23,000		Duke Realty Corp	848,700
5,000		EastGroup Properties, Inc	646,650
56,000		Prologis, Inc	5,634,720
56,000		Rexford Industrial Realty, Inc	2,562,560
20,000		Terreno Realty Corp	1,095,200

		TOTAL INDUSTRIAL REITS	11,645,830

INTERNET SERVICES & INFRASTRUCTURE - 2.8%
12,000	*	GDS Holdings Ltd (ADR)	981,960
55,000	*	Megaport Ltd	637,925
50,000	*	NEXTDC Ltd	443,705

		TOTAL INTERNET SERVICES & INFRASTRUCTURE	2,063,590

OFFICE REITS - 5.4%
12,000		Alexandria Real Estate Equities, Inc	1,920,000
10,000		Boston Properties, Inc	803,000
6,000		Highwoods Properties, Inc	201,420
7,000		Kilroy Realty Corp	363,720

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

9,000	SL Green Realty Corp	$417,330
9,500	Vornado Realty Trust	320,245

	TOTAL OFFICE REITS	4,025,715

RESIDENTIAL REITS - 18.4%
44,500	American Homes 4 Rent	1,267,360
7,500	AvalonBay Communities, Inc	1,120,050
6,800	Camden Property Trust	605,064
41,500	Equity Lifestyle Properties, Inc	2,543,950
23,500	Equity Residential	1,206,255
2,500	Essex Property Trust, Inc	501,975
80,000	Invitation Homes, Inc	2,239,200
12,500	Mid-America Apartment Communities, Inc	1,449,375
20,500	Sun Communities, Inc	2,882,505

	TOTAL RESIDENTIAL REITS	13,815,734

RETAIL REITS - 6.8%
12,500	Agree Realty Corp	795,500
12,000	Brixmor Property Group, Inc	140,280
12,000	Kimco Realty Corp	135,120
9,500	Macerich Co	64,505
21,500	Realty Income Corp	1,306,125
24,000	Regency Centers Corp	912,480
21,000	Simon Property Group, Inc	1,358,280
23,000	SITE Centers Corp	165,600
4,500	Spirit Realty Capital, Inc	151,875
3,000	Taubman Centers, Inc	99,870

	TOTAL RETAIL REITS	5,129,635

SPECIALIZED REITS - 36.8%
28,700	American Tower Corp	6,937,651
21,000	Crown Castle International Corp	3,496,500
7,500	CyrusOne, Inc	525,225
15,500	Digital Realty Trust, Inc	2,274,780
6,500	Equinix, Inc	4,940,845
8,500	Extra Space Storage, Inc	909,415
28,855	Gaming and Leisure Properties, Inc	1,065,615
4,000	Lamar Advertising Co	264,680
8,000	Outfront Media, Inc	116,400
7,700	Public Storage, Inc	1,714,944
4,000	QTS Realty Trust, Inc	252,080
7,600	SBA Communications Corp	2,420,448
11,500	Uniti Group, Inc	121,153
50,000	VICI Properties, Inc	1,168,500
50,000	Weyerhaeuser Co	1,426,000

	TOTAL SPECIALIZED REITS	27,634,236

	TOTAL COMMON STOCKS	73,520,075

	(Cost $49,242,136)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

REPURCHASE AGREEMENT - 1.9%
$1,430,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	1,430,000

		TOTAL REPURCHASE AGREEMENT			1,430,000

		TOTAL SHORT-TERM INVESTMENTS			1,430,000

		(Cost $1,430,000)
		TOTAL INVESTMENTS - 99.9%			74,950,075
		(Cost $50,672,136)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			50,945

		NET ASSETS - 100.0%			$75,001,020

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $1,430,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $1,458,664.

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%
AUTOMOBILES & COMPONENTS - 1.1%
8,048	*	Adient plc	$139,472
1,410	*	Gentherm, Inc	57,669
16,580		Goodyear Tire & Rubber Co	127,169
2,150		Standard Motor Products, Inc	95,997
666	*	Visteon Corp	46,101
784		Winnebago Industries, Inc	40,509

		TOTAL AUTOMOBILES & COMPONENTS	506,917

BANKS - 8.8%
1,260		Amalgamated Bank	13,331
2,869	*	Axos Financial, Inc	66,876
2,172		Bank of NT Butterfield & Son Ltd	48,392
2,120		Banner Corp	68,391
802	*	Bluegreen Vacations Holding Corp	10,739
6,124		Cathay General Bancorp	132,768
3,660		Central Pacific Financial Corp	49,666
3,132		ConnectOne Bancorp, Inc	44,067
4,813	*	Customers Bancorp, Inc	53,906
6,951		Essent Group Ltd	257,257
1,703		Federal Agricultural Mortgage Corp (FAMC)	108,413
1,772		First Bancorp (NC)	37,088
3,890		First Financial Bancorp	46,699
1,901		First Merchants Corp	44,027
4,479		Flagstar Bancorp, Inc	132,713
4,980		Glacier Bancorp, Inc	159,609
4,509		Great Western Bancorp, Inc	56,137
4,330		Heritage Commerce Corp	28,816
7,786		Hilltop Holdings, Inc	160,236
3,270		Horizon Bancorp	32,994
1,804		Independent Bank Corp (MI)	22,676
2,710		Independent Bank Group, Inc	119,728
21,760		Investors Bancorp, Inc	157,978
4,700		Kearny Financial Corp	33,887
2,568		Lakeland Bancorp, Inc	25,552
500		Lakeland Financial Corp	20,600
1,480		Meta Financial Group, Inc	28,446
8,706	*	Mr Cooper Group, Inc	194,318
4,390		National Bank Holdings Corp	115,237
4,659	*	NMI Holdings, Inc	82,930
4,335		OceanFirst Financial Corp	59,346
10,305		OFG Bancorp	128,400
5,920		Pacific Premier Bancorp, Inc	119,229
1,290		Peapack Gladstone Financial Corp	19,543
3,503		PennyMac Financial Services, Inc	203,594
3,754		Premier Financial Corp	58,469
1,184		QCR Holdings, Inc	32,453
16,137		Radian Group, Inc	235,762
7,168		Simmons First National Corp (Class A)	113,649
5,650	*	The Bancorp, Inc	48,816
3,700	*	Tristate Capital Holdings, Inc	48,988
14,033		United Community Banks, Inc	237,579
3,097		Walker & Dunlop, Inc	164,141
5,530		WesBanco, Inc	118,121
2,609		WSFS Financial Corp	70,365

		TOTAL BANKS	4,011,932

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 11.7%
5,412		Advanced Drainage Systems, Inc	$337,925
1,296	*	Aerojet Rocketdyne Holdings, Inc	51,697
1,990	*	Aerovironment, Inc	119,420
1,555		Albany International Corp (Class A)	76,988
2,250		Astec Industries, Inc	122,062
4,088	*	Atkore International Group, Inc	92,920
590	*	Axon Enterprise, Inc	53,513
1,156		AZZ, Inc	39,443
4,319	*,e	Bloom Energy Corp	77,612
8,007	*	BMC Stock Holdings, Inc	342,940
7,338	*	Builders FirstSource, Inc	239,366
1,700	*	Chart Industries, Inc	119,459
2,409		Columbus McKinnon Corp	79,738
7,451		Comfort Systems USA, Inc	383,801
1,700	*	Construction Partners Inc	30,940
1,486	*	Cornerstone Building Brands, Inc	11,858
1,378		CSW Industrials, Inc	106,450
2,030		EMCOR Group, Inc	137,451
1,395		EnPro Industries, Inc	78,692
7,370	*	Evoqua Water Technologies Corp	156,391
6,991		Federal Signal Corp	204,487
2,114	*	Foundation Building Materials, Inc	33,232
22,330	*,e	FuelCell Energy, Inc	47,786
3,249	*	Gibraltar Industries, Inc	211,640
766	*	GMS, Inc	18,461
9,190	*	Great Lakes Dredge & Dock Corp	87,397
1,980		Insteel Industries, Inc	37,026
3,266	*	Mastec, Inc	137,825
6,350		Maxar Technologies, Inc	158,369
4,342		Mueller Industries, Inc	117,495
998	*	Parsons Corp	33,473
12,050	*,e	Plug Power, Inc	161,590
750		Powell Industries, Inc	18,098
5,740		Primoris Services Corp	103,550
1,590	*	RBC Bearings, Inc	192,724
14,045		Rexnord Corp	419,103
3,280		Shyft Group, Inc	61,926
1,586	*	SiteOne Landscape Supply, Inc	193,413
439	*	SPX Corp	20,361
2,037	*	Sunrun, Inc	156,992
2,300		Triton International Ltd	93,541
788	*	Vectrus, Inc	29,944
10,450	*	WillScot Mobile Mini Holdings Corp	174,306

		TOTAL CAPITAL GOODS	5,371,405

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
1,127		ABM Industries, Inc	41,316
1,556	*	CBIZ, Inc	35,586
556		CRA International, Inc	20,833
5,323		Exponent, Inc	383,415
1,650	*	Franklin Covey Co	29,271
7,630		Healthcare Services Group	164,274
434		Heidrick & Struggles International, Inc	8,528
4,100		HNI Corp	128,658
1,560		ICF International, Inc	95,987
1,768		Kforce, Inc	56,876
1,230		McGrath RentCorp	73,296
5,340	*	TriNet Group, Inc	316,769

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,354,809

CONSUMER DURABLES & APPAREL - 4.4%
3,976	*	Century Communities, Inc	168,304
3,820	*	CROCS, Inc	163,229

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,220	*	Deckers Outdoor Corp	$268,412
3,900	*	G-III Apparel Group Ltd	51,129
1,676	*	Installed Building Products, Inc	170,533
550		Johnson Outdoors, Inc	45,039
1,790		La-Z-Boy, Inc	56,618
4,910	*	Purple Innovation, Inc	122,063
2,714	*	Skyline Champion Corp	72,654
11,485	*	Sonos, Inc	174,342
6,060	*	Taylor Morrison Home Corp	149,015
10,540	*	TRI Pointe Homes, Inc	191,196
5,470	*	Turtle Beach Corp	99,554
6,110	*	YETI Holdings, Inc	276,905

		TOTAL CONSUMER DURABLES & APPAREL	2,008,993

CONSUMER SERVICES - 3.4%
4,786	*	Adtalem Global Education, Inc	117,449
2,300	*	American Public Education, Inc	64,837
280	*	Biglari Holdings, Inc (B Shares)	24,923
8,425		Bloomin’ Brands, Inc	128,650
2,750		Carriage Services, Inc	61,353
7,500	*	Carrols Restaurant Group, Inc	48,375
3,660	*	Chuy’s Holdings, Inc	71,663
1,002		Collectors Universe	49,589
2,240		Franchise Group, Inc	56,806
3,410	*	GAN Ltd	57,629
4,682	*	Hilton Grand Vacations, Inc	98,228
4,202		International Game Technology plc	46,768
1,630		Jack in the Box, Inc	129,275
3,079	*	K12, Inc	81,101
7,300	*	Laureate Education, Inc	96,944
7,100	*	Noodles & Co	48,777
8,659	*	Perdoceo Education Corp	105,986
3,400	*	Red Robin Gourmet Burgers, Inc	44,744
5,500		Red Rock Resorts, Inc	94,050
6,350	*	SeaWorld Entertainment, Inc	125,222

		TOTAL CONSUMER SERVICES	1,552,369

DIVERSIFIED FINANCIALS - 3.1%
5,693	*	Blucora, Inc	53,628
10,198		Brightsphere Investment Group, Inc	131,554
3,296	*	Cannae Holdings, Inc	122,809
1,048		Colony Credit Real Estate, Inc	5,146
5,143		Cowen Group, Inc	83,677
3,309		Curo Group Holdings Corp	23,328
2,367	*	Encore Capital Group, Inc	91,342
5,020	*	Enova International, Inc	82,278
7,270		Federated Investors, Inc (Class B)	156,378
1,464	*	Green Dot Corp	74,093
1,061		Hamilton Lane, Inc	68,530
1,590		Piper Jaffray Cos	116,070
12,996		Redwood Trust, Inc	97,730
384		Sculptor Capital Management, Inc	4,508
6,602		Stifel Financial Corp	333,797

		TOTAL DIVERSIFIED FINANCIALS	1,444,868

ENERGY - 1.9%
27,130	*,e	Antero Resources Corp	74,607
7,863		Berry Petroleum Co LLC	24,926
8,200		Brigham Minerals, Inc	73,144
10,250	*	Green Plains Inc	158,670
9,614		Kosmos Energy Ltd	9,379
32,263	*	NexTier Oilfield Solutions, Inc	59,687
9,530	*	Oceaneering International, Inc	33,546

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,195	*	Par Pacific Holdings, Inc	$69,020
5,530		PBF Energy, Inc	31,466
6,330	*	PDC Energy, Inc	78,460
15,980	*	ProPetro Holding Corp	64,879
3,515	*,e	Renewable Energy Group, Inc	187,771

		TOTAL ENERGY	865,555

FOOD & STAPLES RETAILING - 0.6%
4,222		Andersons, Inc	80,936
2,373		Natural Grocers by Vitamin C	23,398
4,552	*	Performance Food Group Co	157,590

		TOTAL FOOD & STAPLES RETAILING	261,924

FOOD, BEVERAGE & TOBACCO - 1.7%
2,440	e	B&G Foods, Inc (Class A)	67,759
145	*	Boston Beer Co, Inc (Class A)	128,087
2,474		Calavo Growers, Inc	163,952
5,020	*,e	Celsius Holdings, Inc	114,004
1,789	*	Hostess Brands, Inc	22,058
906		Lancaster Colony Corp	161,993
5,434	*	Simply Good Foods Co	119,820

		TOTAL FOOD, BEVERAGE & TOBACCO	777,673

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
1,540	*	Addus HomeCare Corp	145,545
4,265	*	Angiodynamics, Inc	51,436
29,360	*	Brookdale Senior Living, Inc	74,574
6,412	*,e	Co-Diagnostics, Inc	87,139
3,141		Conmed Corp	247,103
7,660	*	Covetrus, Inc	186,904
1,220		Ensign Group, Inc	69,613
5,686	*	Evolent Health, Inc	70,563
7,121	*	GenMark Diagnostics, Inc	101,118
3,590	*	Health Catalyst, Inc	131,394
2,664	*	HealthStream, Inc	53,467
6,548	*	HMS Holdings Corp	156,825
9,025	*	Inovalon Holdings, Inc	238,711
8,271	*	Lantheus Holdings, Inc	104,794
2,064	*	LivaNova plc	93,313
1,310	*	Magellan Health Services, Inc	99,272
6,430	*	Meridian Bioscience, Inc	109,181
2,380	*	Natus Medical, Inc	40,769
7,687	*	Option Care Health, Inc	102,775
1,295	*	Orthofix Medical Inc	40,326
2,718	*	Pennant Group, Inc	104,806
15,380	*	R1 RCM, Inc	263,767
7,634	*	Select Medical Holdings Corp	158,940
1,740	*	Shockwave Medical Inc	131,892
600	*,e	Teladoc, Inc	131,544
6,450	*	Tenet Healthcare Corp	158,090
4,510	*	Zynex Inc	78,700

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,232,561

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
5,710	*	BellRing Brands, Inc	118,425
8,862	*	elf Beauty, Inc	162,795
1,500	*	Lifevantage Corp	18,105
1,190		Reynolds Consumer Products Inc	36,438
1,330	*	USANA Health Sciences, Inc	97,955

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	433,718

INSURANCE - 1.5%
2,320		American Equity Investment Life Holding Co	51,017
3,215		Amerisafe, Inc	184,412

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,414		Heritage Insurance Holdings, Inc	$24,430
2,747		James River Group Holdings Ltd	122,324
1,788		National General Holdings Corp	60,345
2,770		Stewart Information Services Corp	121,132
9,192	*	Third Point Reinsurance Ltd	63,884
1,780		United Insurance Holdings Corp	10,787
5,046		Universal Insurance Holdings, Inc	69,837

		TOTAL INSURANCE	708,168

MATERIALS - 5.2%
5,954		Avient Corp	157,543
2,050		Balchem Corp	200,141
5,055		Boise Cascade Co	201,796
14,031	*	Coeur Mining, Inc	103,549
6,746		Commercial Metals Co	134,785
10,700	*,†	Ferroglobe plc	0
1,208		Innospec, Inc	76,490
2,870	*	Koppers Holdings, Inc	60,012
6,647		Louisiana-Pacific Corp	196,153
2,925		Materion Corp	152,188
3,440		Myers Industries, Inc	45,511
980		Olympic Steel, Inc	11,133
3,840		Schnitzer Steel Industries, Inc (Class A)	73,843
3,470		Sensient Technologies Corp	200,358
2,055		Stepan Co	223,995
12,553	*	Summit Materials, Inc	207,627
4,333		Trinseo S.A.	111,098
13,861	e	United States Steel Corp	101,740
4,435	*	US Concrete, Inc	128,792

		TOTAL MATERIALS	2,386,754

MEDIA & ENTERTAINMENT - 1.0%
14	*,e	Black Diamond Therapeutics, Inc	423
4,229	*	Liberty Braves Group (Class C)	88,851
3,928	*	TechTarget, Inc	172,675
15,250		TEGNA, Inc	179,187
3,250	*	WideOpenWest, Inc	16,868

		TOTAL MEDIA & ENTERTAINMENT	458,004

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.4%
1,540	*	Acadia Pharmaceuticals, Inc	63,525
8,170	*	Affimed NV	27,696
11,098	*	Akebia Therapeutics, Inc	27,856
1,863	*	Allogene Therapeutics, Inc	70,254
11,278	*	Amicus Therapeutics, Inc	159,245
93	*,e	Arcutis Biotherapeutics, Inc	2,725
2,760	*	Arena Pharmaceuticals, Inc	206,420
2,590	*	Arrowhead Pharmaceuticals Inc	111,525
2,990	*	Arvinas, Inc	70,594
1,650	*	Assembly Biosciences, Inc	27,126
4,130	*	Atara Biotherapeutics, Inc	53,525
880	*	Axsome Therapeutics, Inc	62,700
94	*,e	Beam Therapeutics, Inc	2,314
19,992	*	BioDelivery Sciences International, Inc	74,570
649	*	Biohaven Pharmaceutical Holding Co Ltd	42,191
750	*	Bioxcel Therapeutics Inc	32,520
5,720	*,e	Cara Therapeutics, Inc	72,787
3,533	*	CareDx, Inc	134,042
2,850	*	ChemoCentryx, Inc	156,180
2,861	*	Concert Pharmaceuticals, Inc	28,095
3,180	*	Cytokinetics, Inc	68,847
7,785	*	CytomX Therapeutics, Inc	51,770
2,870	*	Editas Medicine, Inc	80,532
960	*	Fate Therapeutics, Inc	38,371

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,890	*	Fluidigm Corp	$88,343
4,110	*	G1 Therapeutics, Inc	47,470
6,760	*	Gossamer Bio, Inc	83,892
5,360	*	Heron Therapeutics, Inc	79,435
2,200	*	Immunic, Inc	40,854
3,070	*	Immunovant, Inc	108,033
3,320	*,e	Inovio Pharmaceuticals, Inc	38,512
2,760	*	Intellia Therapeutics, Inc	54,869
1,540	*	Intercept Pharmaceuticals, Inc	63,848
6,986	*	Intersect ENT, Inc	113,942
4,920	*	Intra-Cellular Therapies, Inc	126,247
3,076	*,e	Invitae Corp	133,345
4,212	*	Ironwood Pharmaceuticals, Inc	37,887
6,660	*	Karyopharm Therapeutics, Inc	97,236
4,440	*	Kiniksa Pharmaceuticals Ltd	68,021
6,305	*	Kura Oncology, Inc	193,185
2,614		Luminex Corp	68,618
4,450	*	MacroGenics, Inc	112,096
2,390	*	Mersana Therapeutics, Inc	44,502
3,560	*	Momenta Pharmaceuticals, Inc	186,829
2,820	*	NanoString Technologies, Inc	126,054
5,046	*	Natera, Inc	364,523
1,999	*	NeoGenomics, Inc	73,743
2,900	*	Neoleukin Therapeutics, Inc	34,800
2,080	*	Novavax, Inc	225,368
5,790	*,e	Omeros Corp	58,508
28	*	Passage Bio, Inc	367
1,635		Phibro Animal Health Corp	28,449
3,636	*,e	Provention Bio, Inc	46,650
3,131	*	Quanterix Corp	105,640
2,536	*	Replimune Group, Inc	58,379
8,397	*	Retrophin, Inc	155,009
43	*	REVOLUTION Medicines, Inc	1,496
2,750	*	Rocket Pharmaceuticals, Inc	62,865
10,350	*	Sangamo Therapeutics Inc	97,808
94	*	Schrodinger, Inc	4,466
4,300	*,e	Sorrento Therapeutics, Inc	47,945
4,200	*	TG Therapeutics, Inc	112,392
4,950	*	Translate Bio, Inc	67,370
2,580	*	Twist Bioscience Corp	196,003
860	*	Ultragenyx Pharmaceutical, Inc	70,683
1,120	*,e	UroGen Pharma Ltd	21,605
3,072	*	Veracyte, Inc	99,809
1,400	*	Vir Biotechnology, Inc	48,062
3,467	*	Voyager Therapeutics, Inc	36,993
5,440	*	Zogenix, Inc	97,539

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,695,100

REAL ESTATE - 6.7%
5,094		American Assets Trust, Inc	122,714
7,210		Armada Hoffler Properties, Inc	66,765
4,198		Bluerock Residential Growth REIT, Inc	31,821
44,290		Colony Capital, Inc	120,912
28,630		Diversified Healthcare Trust	100,778
2,340		EastGroup Properties, Inc	302,632
2,188		First Industrial Realty Trust, Inc	87,082
3,755		Four Corners Property Trust, Inc	96,090
8,710		Global Net Lease, Inc	138,489
6,560		Healthcare Realty Trust, Inc	197,587
6,810		Independence Realty Trust, Inc	78,928
8,307		National Storage Affiliates Trust	271,722
11,513		Newmark Group, Inc	49,736
2,140		Office Properties Income Trust	44,341
11,240		Physicians Realty Trust	201,308

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

12,158		Piedmont Office Realty Trust, Inc	$164,984
2,781		PS Business Parks, Inc	340,367
3,280		QTS Realty Trust, Inc	206,706
2,240		RMR Group, Inc	61,533
367		Saul Centers, Inc	9,755
9,786		STAG Industrial, Inc	298,375
8,030		Uniti Group, Inc	84,596

		TOTAL REAL ESTATE	3,077,221

RETAILING—5.7%
3,585	*	1-800-FLOWERS.COM, Inc (Class A)	89,410
3,067		Aaron’s, Inc	173,746
8,170		Abercrombie & Fitch Co (Class A)	113,808
930	*	Asbury Automotive Group, Inc	90,628
8,050	e	Bed Bath & Beyond, Inc	120,589
10,983	*	BJ’s Wholesale Club Holdings, Inc	456,344
1,332		Buckle, Inc	27,159
8,071	*	Conn’s, Inc	85,391
2,204	*	GrowGeneration Corp	35,220
6,533	*	Hibbett Sports, Inc	256,224
3,300	*	Lands’ End, Inc	42,999
3,480	*	MarineMax, Inc	89,332
820	*	Overstock.com, Inc	59,573
10,869		Rent-A-Center, Inc	324,874
3,903	*	Sleep Number Corp	190,896
7,510	*	Sportsman’s Warehouse Holdings, Inc	107,468
885	*	Stamps.com, Inc	213,241
1,947	*	Stitch Fix Inc	52,822
2,286	*	Zumiez, Inc	63,597

		TOTAL RETAILING	2,593,321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
5,325	*	Amkor Technology, Inc	59,640
2,860	*	Axcelis Technologies, Inc	62,920
2,811		Brooks Automation, Inc	130,037
9,225	*	Formfactor, Inc	229,979
6,463	*	Lattice Semiconductor Corp	187,168
5,220	*	MaxLinear, Inc	121,313
244		NVE Corp	11,976
1,292	*	PDF Solutions, Inc	24,173
20,246	*	Rambus, Inc	277,168
840	*	Silicon Laboratories, Inc	82,194

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,186,568

SOFTWARE & SERVICES - 8.2%
3,480	*	Alarm.com Holdings, Inc	192,270
3,830	*	Benefitfocus, Inc	42,896
11,120	*	Box, Inc	193,043
15,880	*	Cloudera, Inc	172,933
4,390	*	Commvault Systems, Inc	179,112
9,930	*	Digital Turbine, Inc	325,108
2,240	*	Domo, Inc	85,859
566	*	Envestnet, Inc	43,673
12,940	*	Limelight Networks, Inc	74,534
2,654	*	LiveRamp Holdings, Inc	137,398
4,049		Mantech International Corp (Class A)	278,895
5,888		NIC, Inc	115,994
13,867		Perspecta, Inc	269,713
5,298		Progress Software Corp	194,331
1,245	*	Rapid7, Inc	76,244
1,497	*	Rosetta Stone, Inc	44,880
1,740	*	SecureWorks Corp	19,819
2,750	*	Sprout Social, Inc	105,875

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

4,100	*, d	SPS Commerce, Inc			$319,267
6,226	*	Tenable Holdings, Inc			235,031
10,000	*	Upwork, Inc			174,400
4,200	*	Verint Systems, Inc			202,356
4,778	*	Workiva, Inc			266,421

		TOTAL SOFTWARE & SERVICES			3,750,052

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
6,218	*	Calix, Inc			110,556
11,310	*	Diebold, Inc			86,408
1,280	*	ePlus, Inc			93,696
18,792	*	Extreme Networks, Inc			75,544
5,160	*	Fitbit, Inc			35,914
1,840	*	II-VI, Inc			74,630
2,833	*	Insight Enterprises, Inc			160,291
2,399	*	OSI Systems, Inc			186,186
5,340	*	Ribbon Communications, Inc			20,666
9,211	*	Sanmina Corp			249,158
10,656	*	TTM Technologies, Inc			121,585
9,430	*	Viavi Solutions, Inc			110,614
1,306	*	Vishay Precision Group, Inc			33,068

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,358,316

TELECOMMUNICATION SERVICES - 0.7%
5,430	*	Boingo Wireless, Inc			55,359
530		Cogent Communications Group, Inc			31,826
5,860	*	Liberty Latin America Ltd (Class A)			48,345
1,539	*, d	Liberty Latin America Ltd (Class C)			12,527
2,070		Spok Holdings, Inc			19,686
12,965	*	Vonage Holdings Corp			132,632

		TOTAL TELECOMMUNICATION SERVICES			300,375

TRANSPORTATION - 1.6%
3,101		ArcBest Corp			96,317
3,835	*	Avis Budget Group, Inc			100,937
2,521		Forward Air Corp			144,655
7,833		Heartland Express, Inc			145,694
3,851	*	Hub Group, Inc (Class A)			193,301
1,926		Marten Transport Ltd			31,432
3,580	*	Radiant Logistics, Inc			18,401

		TOTAL TRANSPORTATION			730,737

UTILITIES - 2.2%
3,552		Avista Corp			121,194
2,178		Black Hills Corp			116,501
4,267		Clearway Energy, Inc (Class A)			105,395
3,800		NorthWestern Corp			184,832
7,123		Portland General Electric Co			252,867
2,550		South Jersey Industries, Inc			49,139
1,830		Southwest Gas Holdings Inc			115,473
2,796	*	Sunnova Energy International, Inc			85,026

		TOTAL UTILITIES			1,030,427

		TOTAL COMMON STOCKS			45,097,767

		(Cost $42,645,077)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

REPURCHASE AGREEMENT - 1.8%
$825,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	825,000

		TOTAL REPURCHASE AGREEMENT			825,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
822,639	c	State Street Navigator Securities Lending Government Money Market Portfolio	$822,639

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	822,639

		TOTAL SHORT-TERM INVESTMENTS	1,647,639

		(Cost $1,647,639)
		TOTAL INVESTMENTS - 102.1%	46,745,406
		(Cost $44,292,716)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(946,637)

		NET ASSETS - 100.0%	$45,798,769

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,486,255.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $825,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $841,600.

Futures contracts outstanding as of September 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	10	12/18/20	$760,992	$752,200	$(8,792)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS-1.5%
743		Aptiv plc	$68,118
114		BorgWarner, Inc	4,417
1,215	*	Tenneco, Inc	8,432
2,413	*	Tesla, Inc	1,035,201

		TOTAL AUTOMOBILES & COMPONENTS	1,116,168

BANKS - 2.1%
77		Ameris Bancorp	1,754
483		Associated Banc-Corp	6,095
564		Bank OZK	12,024
618		Berkshire Hills Bancorp, Inc	6,248
80		Bryn Mawr Bank Corp	1,990
53		Camden National Corp	1,602
6,332		Citizens Financial Group, Inc	160,073
1,438		Comerica, Inc	55,004
18		Commerce Bancshares, Inc	1,013
69		Cullen/Frost Bankers, Inc	4,413
710	*	Customers Bancorp, Inc	7,952
94	*	Equity Bancshares, Inc	1,457
167		Federal Agricultural Mortgage Corp (FAMC)	10,631
141		First Busey Corp	2,240
577		First Republic Bank	62,928
693		Great Western Bancorp, Inc	8,628
664		Hanmi Financial Corp	5,451
89		Heartland Financial USA, Inc	2,670
108		Heritage Financial Corp	1,986
295		HomeStreet, Inc	7,599
251		HomeTrust Bancshares, Inc	3,409
3,703		Huntington Bancshares, Inc	33,957
1,508		Investors Bancorp, Inc	10,948
1,081		Kearny Financial Corp	7,794
2,904		Keycorp	34,645
329		Live Oak Bancshares, Inc	8,334
1,091		M&T Bank Corp	100,470
288		MGIC Investment Corp	2,552
180	*	Mr Cooper Group, Inc	4,018
333		National Bank Holdings Corp	8,741
6,434		New York Community Bancorp, Inc	53,209
479		Northfield Bancorp, Inc	4,368
145		Old National Bancorp	1,821
2,173		People’s United Financial, Inc	22,404
706		Pinnacle Financial Partners, Inc	25,127
3,452		PNC Financial Services Group, Inc	379,409
9,067		Regions Financial Corp	104,543
70		Signature Bank	5,809
130		Stock Yards Bancorp, Inc	4,425
262	*	SVB Financial Group	63,042
102		TFS Financial Corp	1,498
277	*	The Bancorp, Inc	2,393
538	*	Tristate Capital Holdings, Inc	7,123
6,821		Truist Financial Corp	259,539
50		UMB Financial Corp	2,451
102		United Bankshares, Inc	2,190
182		Univest Financial Corp	2,615
107		Webster Financial Corp	2,826

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

280		WesBanco, Inc	$5,981
49		Westamerica Bancorporation	2,663
693		Zions Bancorporation	20,249

		TOTAL BANKS	1,550,311

CAPITAL GOODS - 5.5%
2,833		3M Co	453,790
146	*	Aegion Corp	2,063
518	*	Astronics Corp	3,999
1,136	*	Axon Enterprise, Inc	103,035
647		Barnes Group, Inc	23,124
1,964	*,e	Bloom Energy Corp	35,293
223		Carlisle Cos, Inc	27,289
2,482		Caterpillar, Inc	370,190
540		Cubic Corp	31,412
476		Cummins, Inc	100,512
987		Curtiss-Wright Corp	92,048
1,322		Deere & Co	292,995
2,278		Eaton Corp	232,424
1,581		Fastenal Co	71,287
1,346		Fortive Corp	102,579
169	*	Herc Holdings, Inc	6,694
1,950		Hexcel Corp	65,422
27		IDEX Corp	4,925
2,133		Illinois Tool Works, Inc	412,117
4,218		Johnson Controls International plc	172,305
2,300		Masco Corp	126,799
1,233	*	Mercury Systems, Inc	95,508
302		Moog, Inc (Class A)	19,186
75		Owens Corning, Inc	5,161
797		PACCAR, Inc	67,968
631		Parker-Hannifin Corp	127,677
1,134	*	Plug Power, Inc	15,207
504		Rockwell Automation, Inc	111,223
491		Roper Technologies Inc	193,999
116		Snap-On, Inc	17,067
1,079	*	Sunrun, Inc	83,159
497	*	Teledyne Technologies, Inc	154,174
917		Trane Technologies plc	111,186
208	*	Trimas Corp	4,742
404	*	United Rentals, Inc	70,498
91	*	Vectrus, Inc	3,458
176		W.W. Grainger, Inc	62,792
31	*	WESCO International, Inc	1,365
484		Woodward Inc	38,797
475		Xylem, Inc	39,957

		TOTAL CAPITAL GOODS	3,953,426

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
205		ACCO Brands Corp	1,189
188		Cintas Corp	62,572
1,837	*	Copart, Inc	193,179
165	*	FTI Consulting, Inc	17,485
112		Heidrick & Struggles International, Inc	2,201
164	*	Huron Consulting Group, Inc	6,450
34		ICF International, Inc	2,092
3,493		IHS Markit Ltd	274,235
478		Kelly Services, Inc (Class A)	8,145
902		Nielsen NV	12,790
138		Resources Connection, Inc	1,594
737		Robert Half International, Inc	39,017
1,595		TransUnion	134,187
33	*	TriNet Group, Inc	1,958
177		Verisk Analytics, Inc	32,800

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

437		Viad Corp	$9,103
1,935		Waste Management, Inc	218,984

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,017,981

CONSUMER DURABLES & APPAREL - 1.6%
200		Callaway Golf Co	3,828
10		Columbia Sportswear Co	870
643		DR Horton, Inc	48,630
468		Ethan Allen Interiors, Inc	6,337
74		Garmin Ltd	7,020
200	*	Green Brick Partners, Inc	3,220
13		Hasbro, Inc	1,075
325	*,e	iRobot Corp	24,668
536		Lennar Corp (Class A)	43,781
363	*	Lululemon Athletica, Inc	119,561
229	*	Mohawk Industries, Inc	22,348
144		Newell Brands Inc	2,471
5,219		Nike, Inc (Class B)	655,193
28	*	NVR, Inc	114,327
1,740	*	Sonos, Inc	26,413
791		VF Corp	55,568

		TOTAL CONSUMER DURABLES & APPAREL	1,135,310

CONSUMER SERVICES - 2.6%
389	*	American Public Education, Inc	10,966
447	*	Bright Horizons Family Solutions	67,962
356		Carriage Services, Inc	7,942
111	*	Chipotle Mexican Grill, Inc (Class A)	138,052
480		Darden Restaurants, Inc	48,355
1,161	e	Dave & Buster’s Entertainment, Inc	17,601
13		Dine Brands Global Inc.	710
319		Domino’s Pizza, Inc	135,664
78		Dunkin Brands Group, Inc	6,389
372	*	El Pollo Loco Holdings, Inc	6,026
173	*	frontdoor, Inc	6,732
95		Graham Holdings Co	38,391
3,149		Hilton Worldwide Holdings, Inc	268,673
216		Marriott Vacations Worldwide Corp	19,615
384	*	Planet Fitness, Inc	23,662
649	*	Regis Corp	3,985
2,843		Royal Caribbean Cruises Ltd	184,027
1,082		Service Corp International	45,639
35	*	Shake Shack, Inc	2,257
1,017		Six Flags Entertainment Corp	20,645
6,000		Starbucks Corp	515,520
1,217	*	Terminix Global Holdings, Inc	48,534
255		Vail Resorts, Inc	54,562
983		Wendy’s	21,916
320	*	WW International Inc	6,038
2,184		Yum! Brands, Inc	199,399

		TOTAL CONSUMER SERVICES	1,899,262

DIVERSIFIED FINANCIALS - 5.5%
1,323		Ally Financial, Inc	33,168
3,389		American Express Co	339,747
6,670		Bank of New York Mellon Corp	229,048
661		BlackRock, Inc	372,507
5,660		Charles Schwab Corp	205,062
1,691		CME Group, Inc	282,921
4,758		Discover Financial Services	274,917
350		E*TRADE Financial Corp	17,517
119		Factset Research Systems, Inc	39,851
1,299		Franklin Resources, Inc	26,435

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

105	*	Green Dot Corp	$5,314
4,652		Intercontinental Exchange Group, Inc	465,433
482		Invesco Ltd	5,500
250		MarketAxess Holdings, Inc	120,397
886		Moody’s Corp	256,807
8,646		Morgan Stanley	418,034
309		Nasdaq Inc	37,917
1,593		Northern Trust Corp	124,206
65	*	PRA Group, Inc	2,597
2,586		Redwood Trust, Inc	19,447
1,427		S&P Global, Inc	514,576
1,642		State Street Corp	97,420
368		T Rowe Price Group, Inc	47,185
311		Voya Financial, Inc	14,906

		TOTAL DIVERSIFIED FINANCIALS	3,950,912

ENERGY - 2.1%
5,621		Antero Midstream Corp	30,185
2,315		Apache Corp	21,923
3,008		Baker Hughes Co	39,976
49	*	ChampionX Corp	391
1,782	*	Cheniere Energy, Inc	82,453
5,455		Chevron Corp	392,760
239		Cimarex Energy Co	5,815
6,290		ConocoPhillips	206,564
59		Delek US Holdings, Inc	657
2,858		EQT Corp	36,954
3,806	*	Gulfport Energy Corp	2,006
3,419	*	Helix Energy Solutions Group, Inc	8,240
1,324		Hess Corp	54,191
12,623		Kinder Morgan, Inc	155,641
9,016		Kosmos Energy Ltd	8,796
18,145		Marathon Oil Corp	74,213
41	*	Matrix Service Co	342
94		National Oilwell Varco, Inc	852
2,156		Noble Energy, Inc	18,434
230		ONEOK, Inc	5,975
2,817		Parsley Energy, Inc	26,367
6,596		Schlumberger Ltd	102,634
596	*	Select Energy Services, Inc	2,289
9,944	*	Southwestern Energy Co	23,368
2,674		Valero Energy Corp	115,838
3,432		Williams Cos, Inc	67,439

		TOTAL ENERGY	1,484,303

FOOD & STAPLES RETAILING - 0.5%
709		Casey’s General Stores, Inc	125,954
531	*	Chefs’ Warehouse Holdings, Inc	7,721
180	*	Performance Food Group Co	6,231
500		Pricesmart, Inc	33,225
877		SpartanNash Co	14,339
2,766	*	Sprouts Farmers Market, Inc	57,892
1,207	*	United Natural Foods, Inc	17,948
3,412	*	US Foods Holding Corp	75,815
228		Weis Markets, Inc	10,944

		TOTAL FOOD & STAPLES RETAILING	350,069

FOOD, BEVERAGE & TOBACCO - 3.1%
628	*	Beyond Meat, Inc	104,286
1,040		Campbell Soup Co	50,305
14,097		Coca-Cola Co	695,969
710		Fresh Del Monte Produce, Inc	16,273
4,867		General Mills, Inc	300,197
2,743		Hormel Foods Corp	134,105

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,759		Kellogg Co	$113,614
465		McCormick & Co, Inc	90,256
5,250		PepsiCo, Inc	727,650
79	*	TreeHouse Foods, Inc	3,202

		TOTAL FOOD, BEVERAGE & TOBACCO	2,235,857

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
485	*	Abiomed, Inc	134,374
564	*	Align Technology, Inc	184,631
3,728	*	Allscripts Healthcare Solutions, Inc	30,346
786	*	Angiodynamics, Inc	9,479
2,703	*	Antares Pharma, Inc	7,298
417	*	AtriCure, Inc	16,638
13	*,e	Axonics Modulation Technologies, Inc	664
563		Becton Dickinson & Co	130,999
16	*	BioTelemetry, Inc	729
1,924		Cardinal Health, Inc	90,332
287	*	Cardiovascular Systems, Inc	11,293
4,868	*	Centene Corp	283,950
4,192		Cerner Corp	303,040
3,201	*	Cerus Corp	20,038
911		Cigna Corp	154,333
280		Computer Programs & Systems, Inc	7,731
459		Cooper Cos, Inc	154,738
1,185	*	Covetrus, Inc	28,914
4,646		CVS Health Corp	271,326
2,365		Dentsply Sirona, Inc	103,421
635	*	DexCom, Inc	261,766
4,738	*	Edwards Lifesciences Corp	378,187
1,912	*	Envista Holdings Corp	47,188
1,591	*	GenMark Diagnostics, Inc	22,592
178	*,e	Glaukos Corp	8,815
676	*	Globus Medical, Inc	33,476
138	*	Guardant Health, Inc	15,426
102	*	Haemonetics Corp	8,899
1,403		HCA Healthcare, Inc	174,926
747	*	Health Catalyst, Inc	27,340
294	*	Henry Schein, Inc	17,281
157	*	Heska Corp	15,510
327		Hill-Rom Holdings, Inc	27,308
797	*	HMS Holdings Corp	19,088
1,250	*	Hologic, Inc	83,087
1,151		Humana, Inc	476,387
660	*	IDEXX Laboratories, Inc	259,453
110	*	Inogen, Inc	3,190
257	*	Integer Holding Corp	15,166
504	*	Laboratory Corp of America Holdings	94,888
301		LeMaitre Vascular, Inc	9,792
85	*	LivaNova plc	3,843
587	*	Livongo Health, Inc	82,209
1,027	*	Meridian Bioscience, Inc	17,438
1,203	*	Merit Medical Systems, Inc	52,331
1,173	*	NextGen Healthcare, Inc	14,944
498	*	Omnicell, Inc	37,181
1,309	*	OraSure Technologies, Inc	15,931
412	*	Orthofix Medical Inc	12,830
417		Owens & Minor, Inc	10,471
170	*	Penumbra, Inc	33,045
80		Premier, Inc	2,626
50	*	Providence Service Corp	4,646
298		Quest Diagnostics, Inc	34,118
856	*	Quidel Corp	187,789
907		Resmed, Inc	155,487
580	*	Staar Surgical Co	32,805

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

356		STERIS plc	$62,724
377	*	Tactile Systems Technology, Inc	13,794
302	*	Tandem Diabetes Care, Inc	34,277
795	*,e	Teladoc, Inc	174,296
72	*	Triple-S Management Corp (Class B)	1,287
424	*	Varian Medical Systems, Inc	72,928
740	*	Vocera Communications, Inc	21,519
496		West Pharmaceutical Services, Inc	136,350

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,158,908

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
953		Clorox Co	200,292
3,464		Colgate-Palmolive Co	267,247
903		Estee Lauder Cos (Class A)	197,080
735		Kimberly-Clark Corp	108,530
7,694		Procter & Gamble Co	1,069,389

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,842,538

INSURANCE - 2.7%
3,655		Aflac, Inc	132,859
1,285		Allstate Corp	120,970
844		Aon plc	174,117
2,641		Chubb Ltd	306,673
18	*	eHealth, Inc	1,422
2,365		Loews Corp	82,184
3,150		Marsh & McLennan Cos, Inc	361,305
3,264		Progressive Corp	309,003
3,561		Prudential Financial, Inc	226,195
1,706		Travelers Cos, Inc	184,572
4		White Mountains Insurance Group Ltd	3,116
162		Willis Towers Watson plc	33,829

		TOTAL INSURANCE	1,936,245

MATERIALS - 2.9%
140		Aptargroup, Inc	15,848
2,702		Ball Corp	224,590
1,021	*	Century Aluminum Co	7,270
5,864		DuPont de Nemours, Inc	325,335
1,868		Ecolab, Inc	373,301
39		H.B. Fuller Co	1,785
168		International Flavors & Fragrances, Inc	20,572
2,501		Linde plc	595,563
1,614		Mosaic Co	29,488
5,538		Newmont Goldcorp Corp	351,386
1,697		Nucor Corp	76,127
253		PPG Industries, Inc	30,886
27		Reliance Steel & Aluminum Co	2,755
1,968	*	Summit Materials, Inc	32,551
283		Trinseo S.A.	7,256
423	*	US Concrete, Inc	12,284

		TOTAL MATERIALS	2,106,997

MEDIA & ENTERTAINMENT - 7.7%
5,927		Activision Blizzard, Inc	479,791
764	*	Alphabet, Inc (Class A)	1,119,718
756	*	Alphabet, Inc (Class C)	1,111,018
32		Cable One, Inc	60,334
43	*,e	Cardlytics, Inc	3,034
2,461		Cinemark Holdings, Inc	24,610
17,340		Comcast Corp (Class A)	802,148
3,575	*,e	Discovery, Inc (Class A)	77,828
5,052	*	Discovery, Inc (Class C)	99,019
2,070	*	Electronic Arts, Inc	269,949

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

922	*	Gray Television, Inc	$12,696
1,398	*,e	iHeartMedia, Inc	11,352
1,046	*	Imax Corp	12,510
642		John Wiley & Sons, Inc (Class A)	20,358
2,262	*	Liberty Broadband Corp (Class C)	323,172
260		Loral Space & Communications, Inc	4,758
236	*	Madison Square Garden Co	35,513
809		New York Times Co (Class A)	34,617
3,912		Omnicom Group, Inc	193,644
5,905	*	Pinterest, Inc	245,117
477		Scholastic Corp	10,012
1,242	e	Sinclair Broadcast Group, Inc (Class A)	23,884
19,357		Sirius XM Holdings, Inc	103,753
1,028	*	Take-Two Interactive Software, Inc	169,846
246		TEGNA, Inc	2,890
2,389		TripAdvisor, Inc	46,800
542		World Wrestling Entertainment, Inc (Class A)	21,935
20,446	*	Zynga, Inc	186,468

		TOTAL MEDIA & ENTERTAINMENT	5,506,774

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
5,151		AbbVie, Inc	451,176
719	*	Acadia Pharmaceuticals, Inc	29,659
454	*,e	Accelerate Diagnostics, Inc	4,840
987	*	Aerie Pharmaceuticals, Inc	11,617
2,000		Agilent Technologies, Inc	201,880
637	*	Agios Pharmaceuticals, Inc	22,295
21	*	Akcea Therapeutics, Inc	381
2,401		Amgen, Inc	610,238
586	*	AnaptysBio, Inc	8,643
544	*	Assembly Biosciences, Inc	8,943
898	*	Atara Biotherapeutics, Inc	11,638
98	*	Avrobio, Inc	1,276
33	*	Axsome Therapeutics, Inc	2,351
3,404	*	BioCryst Pharmaceuticals, Inc	11,693
788	*	Biogen, Inc	223,540
647	*	BioMarin Pharmaceutical, Inc	49,224
1,491	*	Bluebird Bio, Inc	80,439
9,229		Bristol-Myers Squibb Co	556,416
701	*	Collegium Pharmaceutical, Inc	14,595
3,505		Eli Lilly & Co	518,810
70	*,e	Esperion Thereapeutics, Inc	2,602
453	*	Flexion Therapeutics, Inc	4,716
4,911		Gilead Sciences, Inc	310,326
414	*	Halozyme Therapeutics, Inc	10,880
539	*	Horizon Therapeutics Plc	41,869
95	*	Illumina, Inc	29,363
447	*	Immunomedics, Inc	38,008
435	*	Insmed, Inc	13,981
335	*	Intersect ENT, Inc	5,464
1,239	*	Intra-Cellular Therapies, Inc	31,793
761	*	IQVIA Holdings, Inc	119,956
374	*	Jazz Pharmaceuticals plc	53,329
903	*	Karyopharm Therapeutics, Inc	13,184
1,108	*	MacroGenics, Inc	27,910
9,146		Merck & Co, Inc	758,661
80	*	Mettler-Toledo International, Inc	77,260
34	*	Mirati Therapeutics, Inc	5,646
27	*	MyoKardia, Inc	3,681
9,124	*,e	Opko Health, Inc	33,667
547		Perrigo Co plc	25,113
842	*	Prothena Corp plc	8,411
202	*	Repligen Corp	29,803
1,002	*	Revance Therapeutics, Inc	25,190
89	*	Sage Therapeutics, Inc	5,440

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,162	*	Sangamo Therapeutics Inc	$10,981
5,141	*,e	TherapeuticsMD, Inc	8,123
1,105		Thermo Fisher Scientific, Inc	487,880
60	*	Tricida, Inc	544
366	*	Ultragenyx Pharmaceutical, Inc	30,081
1,845	*	Vertex Pharmaceuticals, Inc	502,061
245	*	Waters Corp	47,942
576	*,e	ZIOPHARM Oncology, Inc	1,451
3,056		Zoetis, Inc	505,371
177	*	Zogenix, Inc	3,174

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,093,515

REAL ESTATE - 3.3%
659		Alexandria Real Estate Equities, Inc	105,440
2,115		American Tower Corp	511,259
61		Americold Realty Trust	2,181
965		Boston Properties, Inc	77,490
432		CatchMark Timber Trust, Inc	3,858
1,015	*	CBRE Group, Inc	47,675
118		Coresite Realty	14,028
311		Cousins Properties, Inc	8,891
403		CyrusOne, Inc	28,222
3,186		DiamondRock Hospitality Co	16,153
165		Douglas Emmett, Inc	4,142
352		Easterly Government Properties, Inc	7,888
480		Equinix, Inc	364,862
456		First Industrial Realty Trust, Inc	18,149
1,028		Franklin Street Properties Corp	3,762
2,714		Healthpeak Properties Inc	73,685
2,059		Host Hotels and Resorts, Inc	22,217
457	*	Howard Hughes Corp	26,323
282		Hudson Pacific Properties	6,184
79		Jones Lang LaSalle, Inc	7,557
63		Kilroy Realty Corp	3,273
1,023		Kimco Realty Corp	11,519
3,283		Macerich Co	22,292
57		Paramount Group, Inc	404
5,447		Park Hotels & Resorts, Inc	54,416
4,648		Prologis, Inc	467,682
50		QTS Realty Trust, Inc	3,151
147	*	Realogy Holdings Corp	1,388
150		Regency Centers Corp	5,703
8		RMR Group, Inc	220
667		SBA Communications Corp	212,426
445		UDR, Inc	14,511
470		Ventas, Inc	19,721
17		Washington REIT	342
2,358		Welltower, Inc	129,902
3,168		Weyerhaeuser Co	90,351

		TOTAL REAL ESTATE	2,387,267

RETAILING - 6.2%
595	*	1-800-FLOWERS.COM, Inc (Class A)	14,839
38		Aaron’s, Inc	2,153
328		Advance Auto Parts, Inc	50,348
2,549	*	BJ’s Wholesale Club Holdings, Inc	105,911
295	*	Booking Holdings, Inc	504,651
21	*	CarMax, Inc	1,930
8,090		eBay, Inc	421,489
2,783	*	Etsy, Inc	338,496
3,113		Expedia Group, Inc	285,431
84	*	Five Below, Inc	10,668
1,470	*,e	GameStop Corp (Class A)	14,994

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

305		Gap, Inc	$5,194
316	*	Genesco, Inc	6,807
376	*	Groupon, Inc	7,670
364	*	Hibbett Sports, Inc	14,276
3,324		Home Depot, Inc	923,108
119	*	Lands’ End, Inc	1,550
1,082	*	LKQ Corp	30,004
2,824		Lowe’s Companies, Inc	468,389
5,597	e	Macy’s, Inc	31,903
431	*	MarineMax, Inc	11,064
1,979	*	Quotient Technology, Inc	14,605
1,438	*	RealReal, Inc	20,808
568		Ross Stores, Inc	53,006
214		Shoe Carnival, Inc	7,186
2,682		Target Corp	422,200
348		Tiffany & Co	40,316
3,851		TJX Companies, Inc	214,308
202		Tractor Supply Co	28,955
239	*	Ulta Beauty, Inc	53,531
1,141	*	Wayfair, Inc	332,042
27		Williams-Sonoma, Inc	2,442
15		Winmark Corp	2,583
234	*	Zumiez, Inc	6,510

		TOTAL RETAILING	4,449,367

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
4,408		Applied Materials, Inc	262,056
289	*	Cirrus Logic, Inc	19,493
156	*	Cree, Inc	9,943
784	*	First Solar, Inc	51,901
16,045		Intel Corp	830,810
543		Lam Research Corp	180,140
84		NVE Corp	4,123
1,948		NVIDIA Corp	1,054,296
261	*	Silicon Laboratories, Inc	25,539
4,463		Texas Instruments, Inc	637,272

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,075,573

SOFTWARE & SERVICES - 13.7%
2,914		Accenture plc	658,535
1,741	*	Adobe, Inc	853,839
298	*	Aspen Technology, Inc	37,724
1,958	*	Autodesk, Inc	452,318
2,253	*	Avaya Holdings Corp	34,246
634	*	Benefitfocus, Inc	7,101
36	*	Bill.Com Holdings, Inc	3,611
193		Blackbaud, Inc	10,775
1,150	*	Blackline, Inc	103,074
1,774	*	Cadence Design Systems, Inc	189,162
638	*	Ceridian HCM Holding, Inc	52,731
164	*	ChannelAdvisor Corp	2,373
4,496	*	Conduent, Inc	14,297
737		CSG Systems International, Inc	30,180
5,808		DXC Technology Co	103,673
514	*	Elastic NV	55,455
769	*	ExlService Holdings, Inc	50,731
1,423	*	Five9, Inc	184,535
291	*	HubSpot, Inc	85,039
4,734		International Business Machines Corp	575,986
1,512		Intuit, Inc	493,229
3,032	*	Limelight Networks, Inc	17,464
235	*	Liveperson, Inc	12,218
17,732	d	Microsoft Corp	3,729,571
1,162	*	New Relic, Inc	65,490

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,670	*	Nutanix, Inc	$37,041
136	*	OneSpan, Inc	2,851
369	*	Paylocity Holding Corp	59,564
739	*	Perficient, Inc	31,585
295	*	Qualys, Inc	28,913
394	*	Rapid7, Inc	24,129
195	*	Rosetta Stone, Inc	5,846
6,447		Sabre Corp	41,970
3,258	*	salesforce.com, Inc	818,801
1,334		Science Applications International Corp	104,612
480	*	Smartsheet, Inc	23,722
813	*	SPS Commerce, Inc	63,308
1,463	*	SVMK, Inc	32,347
894	*	Sykes Enterprises, Inc	30,584
2,620	*	Teradata Corp	59,474
401		TTEC Holdings, Inc	21,874
614	*	Virtusa Corp	30,184
1,782	*	VMware, Inc (Class A)	256,020
983	*	WEX, Inc	136,607
127	*	Workiva, Inc	7,081
1,832	*	Zendesk, Inc	188,549

		TOTAL SOFTWARE & SERVICES	9,828,419

TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
37,649		Apple, Inc	4,360,131
41		Belden CDT, Inc	1,276
108		Benchmark Electronics, Inc	2,176
1,753	*	Ciena Corp	69,577
15,628		Cisco Systems, Inc	615,587
38		Cognex Corp	2,474
413		CTS Corp	9,098
862		Dolby Laboratories, Inc (Class A)	57,133
44	*	Fabrinet	2,773
20,186		Hewlett Packard Enterprise Co	189,143
2,353		HP, Inc	44,683
156	*	Insight Enterprises, Inc	8,826
9		InterDigital, Inc	514
69	*	Itron, Inc	4,191
669	*	Keysight Technologies, Inc	66,084
373	*	Kimball Electronics, Inc	4,312
189	*	Lumentum Holdings, Inc	14,200
91		Methode Electronics, Inc	2,593
49	*	Novanta, Inc	5,162
633	*	Ribbon Communications, Inc	2,450
153	*	Rogers Corp	15,003
354		Synnex Corp	49,581
476	*	Trimble Inc	23,181
621	*	TTM Technologies, Inc	7,086
1,036		Vishay Intertechnology, Inc	16,130

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,573,364

TELECOMMUNICATION SERVICES - 1.3%
957	*	Boingo Wireless, Inc	9,757
2,220	*	Iridium Communications, Inc	56,788
14,744		Verizon Communications, Inc	877,120

		TOTAL TELECOMMUNICATION SERVICES	943,665

TRANSPORTATION - 2.5%
579		ArcBest Corp	17,984
368	*	Avis Budget Group, Inc	9,686
732		CH Robinson Worldwide, Inc	74,803
5,081		CSX Corp	394,641
10,297		Delta Air Lines, Inc	314,882
623	*	Echo Global Logistics, Inc	16,055

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

69		Kansas City Southern			$12,477
1,507		Norfolk Southern Corp			322,483
15		Old Dominion Freight Line			2,714
3,608		United Parcel Service, Inc (Class B)			601,201

		TOTAL TRANSPORTATION			1,766,926

UTILITIES - 2.9%
3,673		American Electric Power Co, Inc			300,194
416		American Water Works Co, Inc			60,270
1,610		Centerpoint Energy, Inc			31,154
142		CMS Energy Corp			8,720
2,485		Consolidated Edison, Inc			193,333
2,490		Dominion Energy, Inc			196,536
253		DTE Energy Co			29,105
1,789		Eversource Energy			149,471
2,746		Public Service Enterprise Group, Inc			150,783
2,166		Sempra Energy			256,368
131		South Jersey Industries, Inc			2,524
6,629		Southern Co			359,424
361		UGI Corp			11,906
1,493		WEC Energy Group, Inc			144,672
2,392		Xcel Energy, Inc			165,072

		TOTAL UTILITIES			2,059,532

		TOTAL COMMON STOCKS			71,422,689

		(Cost $45,127,870)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.2%
$140,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	140,000

		TOTAL REPURCHASE AGREEMENT			140,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES -0.2%
150,799	c	State Street Navigator Securities Lending Government Money Market Portfolio			150,799

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			150,799

		TOTAL SHORT-TERM INVESTMENTS			290,799

		(Cost $290,799)
		TOTAL INVESTMENTS - 99.8%			71,713,488
		(Cost $45,418,669)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			115,631

		NET ASSETS - 100.0%			$71,829,119

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $363,578.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $140,000 on 10/01/20, collateralized by U.S. Treasury Bonds valued at $142,807.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

Futures contracts outstanding as of September 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	1	12/18/20	$164,308	$167,600	$3,292

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.4%
1,634	*	Adient plc	$28,317
1,752	*	American Axle & Manufacturing Holdings, Inc	10,109
4,756		Aptiv plc	436,030
3,646		BorgWarner, Inc	141,246
828		Cooper Tire & Rubber Co	26,248
1,016	*	Cooper-Standard Holding, Inc	13,421
2,264		Dana Inc	27,892
511	*	Dorman Products, Inc	46,184
71,027		Ford Motor Co	473,040
713	*	Fox Factory Holding Corp	52,997
22,316		General Motors Co	660,330
4,153		Gentex Corp	106,940
573	*	Gentherm, Inc	23,436
5,104		Goodyear Tire & Rubber Co	39,148
2,737		Harley-Davidson, Inc	67,166
377		LCI Industries, Inc	40,071
1,077		Lear Corp	117,447
772	*	Modine Manufacturing Co	4,825
292	*	Motorcar Parts of America, Inc	4,544
330		Standard Motor Products, Inc	14,735
449	*	Stoneridge, Inc	8,248
995	*	Tenneco, Inc	6,905
13,270	*	Tesla, Inc	5,692,963
1,012		Thor Industries, Inc	96,403
496	*	Visteon Corp	34,333
486		Winnebago Industries, Inc	25,112
1,675	*,e	Workhorse Group, Inc	42,344
296	*	XPEL, Inc	7,720

		TOTAL AUTOMOBILES & COMPONENTS	8,248,154

BANKS - 3.5%
184		1st Constitution Bancorp	2,190
254		1st Source Corp	7,833
95		ACNB Corp	1,976
166		Allegiance Bancshares, Inc	3,879
194		Altabancorp	3,903
197		Amalgamated Bank	2,084
442	*	Amerant Bancorp Inc	4,115
127		American National Bankshares, Inc	2,657
1,222		Ameris Bancorp	27,837
129		Ames National Corp	2,179
190		Arrow Financial Corp	4,755
2,719		Associated Banc-Corp	34,314
318	*	Atlantic Capital Bancshares, Inc	3,609
1,279		Atlantic Union Bankshares Corp	27,332
164		Auburn National Bancorporation, Inc	5,947
945	*	Axos Financial, Inc	22,028
697		Banc of California, Inc	7,054
529		Bancfirst Corp	21,604
1,940		BancorpSouth Bank	37,597
117		Bank First Corp	6,868
138,381		Bank of America Corp	3,333,598
254		Bank of Commerce Holdings	1,770
861		Bank of Hawaii Corp	43,498
174		Bank of Marin Bancorp	5,039
1,235		Bank of NT Butterfield & Son Ltd	27,516
130		Bank of Princeton	2,362

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,233		Bank OZK	$47,608
487		Bank7 Corp	4,578
238		BankFinancial Corp	1,718
1,888		BankUnited	41,366
81		Bankwell Financial Group, Inc	1,146
511		Banner Corp	16,485
219		Bar Harbor Bankshares	4,500
163	*	Baycom Corp	1,679
152		BCB Bancorp, Inc	1,216
641		Berkshire Hills Bancorp, Inc	6,480
203	*	Bluegreen Vacations Holding Corp	2,718
717		BOK Financial Corp	36,933
1,073		Boston Private Financial Holdings, Inc	5,923
287		Bridge Bancorp, Inc	5,002
385	*	Bridgewater Bancshares, Inc	3,654
1,046		Brookline Bancorp, Inc	9,043
253		Bryn Mawr Bank Corp	6,292
147		Business First Bancshares, Inc	2,205
120		Byline Bancorp, Inc	1,354
283		C&F Financial Corp	8,405
2,216		Cadence BanCorp	19,035
59		Cambridge Bancorp	3,136
238		Camden National Corp	7,194
693	*	Capital Bancorp, Inc	6,556
156		Capital City Bank Group, Inc	2,931
2,332		Capitol Federal Financial	21,606
128		Capstar Financial Holdings, Inc	1,256
419		Carter Bank & Trust	2,786
1,496		Cathay General Bancorp	32,433
287		CBTX, Inc	4,690
470		Central Pacific Financial Corp	6,378
161		Central Valley Community Bancorp	1,988
47		Century Bancorp, Inc	3,090
46		Chemung Financial Corp	1,328
337		ChoiceOne Financial Services, Inc	8,769
1,706		CIT Group, Inc	30,213
37,332		Citigroup, Inc	1,609,383
167		Citizens & Northern Corp	2,712
7,915		Citizens Financial Group, Inc	200,091
394		Citizens Holding Co	8,833
236		City Holding Co	13,596
157		Civista Bancshares, Inc	1,966
226		CNB Financial Corp	3,361
524	*	Coastal Financial Corp	6,419
139		Codorus Valley Bancorp, Inc	1,821
1,129		Columbia Banking System, Inc	26,927
372	*	Columbia Financial, Inc	4,129
2,606		Comerica, Inc	99,679
1,894		Commerce Bancshares, Inc	106,613
1,009		Community Bank System, Inc	54,950
1,382		Community Bankers Trust Corp	7,021
61		Community Financial Corp	1,302
238		Community Trust Bancorp, Inc	6,726
422		ConnectOne Bancorp, Inc	5,938
858	*	CrossFirst Bankshares, Inc	7,456
1,101		Cullen/Frost Bankers, Inc	70,409
438	*	Customers Bancorp, Inc	4,906
2,357		CVB Financial Corp	39,197
500		Dime Community Bancshares	5,655
638		Eagle Bancorp, Inc	17,092
2,453		East West Bancorp, Inc	80,311
147		Enterprise Bancorp, Inc	3,090
347		Enterprise Financial Services Corp	9,463
161	*	Equity Bancshares, Inc	2,495
578	*	Esquire Financial Holdings, Inc	8,670
660		ESSA Bancorp, Inc	8,138

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,039		Essent Group Ltd	$75,463
384		Evans Bancorp, Inc	8,544
144		Farmers & Merchants Bancorp, Inc	2,881
378		Farmers National Banc Corp	4,128
560		FB Financial Corp	14,067
139		Federal Agricultural Mortgage Corp (Class C)	8,849
44	e	Fidelity D&D Bancorp, Inc	2,143
12,985		Fifth Third Bancorp	276,840
202		Financial Institutions, Inc	3,111
440		First Bancorp (NC)	9,209
3,399		First Bancorp (Puerto Rico)	17,743
162		First Bancorp, Inc	3,415
130		First Bancshares, Inc	2,726
354		First Bank	2,195
586		First Busey Corp	9,312
266		First Business Financial Services, Inc	3,801
97	e	First Capital Inc	5,437
117		First Choice Bancorp	1,555
132		First Citizens Bancshares, Inc (Class A)	42,079
1,371		First Commonwealth Financial Corp	10,612
242		First Community Bancshares, Inc	4,368
1,705		First Financial Bancorp	20,469
2,288		First Financial Bankshares, Inc	63,858
188		First Financial Corp	5,903
445		First Foundation, Inc	5,816
70		First Guaranty Bancshares, Inc	848
2,293		First Hawaiian, Inc	33,180
10,025		First Horizon National Corp	94,536
85		First Internet Bancorp	1,252
744		First Interstate Bancsystem, Inc	23,696
960		First Merchants Corp	22,234
93		First Mid-Illinois Bancshares, Inc	2,320
1,595		First Midwest Bancorp, Inc	17,194
158		First Northwest Bancorp	1,564
321		First of Long Island Corp	4,754
3,138		First Republic Bank	342,230
610		Flagstar Bancorp, Inc	18,074
358		Flushing Financial Corp	3,766
5,725		FNB Corp	38,815
1,710		FNCB Bancorp Inc	9,097
220		Franklin Financial Services Corp	4,704
247		FS Bancorp, Inc	10,127
2,673		Fulton Financial Corp	24,939
668	*	FVCBankcorp, Inc	6,680
325		German American Bancorp, Inc	8,820
1,494		Glacier Bancorp, Inc	47,883
161		Great Southern Bancorp, Inc	5,831
849		Great Western Bancorp, Inc	10,570
45		Greene County Bancorp, Inc	976
26		Guaranty Bancshares, Inc	647
1,895		Hancock Whitney Corp	35,645
484		Hanmi Financial Corp	3,974
1,147		HarborOne Northeast Bancorp, Inc	9,256
317		Hawthorn Bancshares Inc	6,004
429		Heartland Financial USA, Inc	12,868
553		Heritage Commerce Corp	3,680
460		Heritage Financial Corp	8,459
1,168		Hilltop Holdings, Inc	24,037
22		Hingham Institution for Savings	4,048
89		Home Bancorp, Inc	2,149
2,960		Home Bancshares, Inc	44,874
314		HomeStreet, Inc	8,089
265		HomeTrust Bancshares, Inc	3,599
1,956		Hope Bancorp, Inc	14,836
501		Horizon Bancorp	5,055
129	*	Howard Bancorp, Inc	1,158

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

18,430		Huntington Bancshares, Inc	$169,003
491		Independent Bank Corp (MA)	25,719
308		Independent Bank Corp (MI)	3,872
488		Independent Bank Group, Inc	21,560
843		International Bancshares Corp	21,969
120		Investar Holding Corp	1,538
4,402		Investors Bancorp, Inc	31,959
54,313		JPMorgan Chase & Co	5,228,712
2,079		Kearny Financial Corp	14,990
17,530		Keycorp	209,133
584		Lakeland Bancorp, Inc	5,811
525		Lakeland Financial Corp	21,630
393		Landmark Bancorp, Inc	8,391
141		LCNB Corp	1,925
147	*,e	LendingTree, Inc	45,113
85		Level One Bancorp, Inc	1,326
310		Live Oak Bancshares, Inc	7,852
341		Luther Burbank Corp	2,847
2,253		M&T Bank Corp	207,479
400		Macatawa Bank Corp	2,612
226		Mercantile Bank Corp	4,073
155		Merchants Bancorp	3,055
856		Meridian Bancorp, Inc	8,860
589		Meridian Corp	9,501
753		Meta Financial Group, Inc	14,473
101	*	Metropolitan Bank Holding Corp	2,828
6,281		MGIC Investment Corp	55,650
449		Middlefield Banc Corp	8,666
324		Midland States Bancorp, Inc	4,163
169		MidWestOne Financial Group, Inc	3,020
236	*	MMA Capital Holdings Inc	5,312
1,477	*	Mr Cooper Group, Inc	32,967
142		MVB Financial Corp	2,268
535		National Bank Holdings Corp	14,044
109		National Bankshares, Inc	2,761
669		NBT Bancorp, Inc	17,943
8,219		New York Community Bancorp, Inc	67,971
140	*	Nicolet Bankshares, Inc	7,645
1,146	*	NMI Holdings, Inc	20,399
115		Northeast Bank	2,116
643		Northfield Bancorp, Inc	5,864
104		Northrim BanCorp, Inc	2,651
2,189		Northwest Bancshares, Inc	20,139
64		Norwood Financial Corp	1,556
530	e	Oak Valley Bancorp	6,074
714		OceanFirst Financial Corp	9,775
596		OFG Bancorp	7,426
287		Ohio Valley Banc Corp	5,929
3,054		Old National Bancorp	38,358
432		Old Second Bancorp, Inc	3,238
809		OP Bancorp	4,627
249		Origin Bancorp, Inc	5,319
111		Orrstown Financial Services, Inc	1,421
1,405		Pacific Premier Bancorp, Inc	28,297
2,138		PacWest Bancorp	36,517
205		Park National Corp	16,802
713		Parke Bancorp, Inc	8,513
1,348		Partners Bancorp	7,589
226		PCB Bancorp	1,987
290		PCSB Financial Corp	3,500
259	*	PDL Community Bancorp	2,284
259		Peapack Gladstone Financial Corp	3,924
100		Penns Woods Bancorp, Inc	1,985
815		PennyMac Financial Services, Inc	47,368
365		Peoples Bancorp of North Carolina, Inc	5,632
261		Peoples Bancorp, Inc	4,982

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

101		Peoples Financial Services Corp	$3,511
7,639		People’s United Financial, Inc	78,758
1,330		Pinnacle Financial Partners, Inc	47,335
7,596		PNC Financial Services Group, Inc	834,876
1,634		Popular, Inc	59,265
188		Preferred Bank	6,039
175		Premier Financial Bancorp, Inc	1,890
586		Premier Financial Corp	9,127
1,690		Prosperity Bancshares, Inc	87,593
741		Provident Bancorp Inc	5,772
1,838		Provident Financial Services, Inc	22,424
609		Prudential Bancorp, Inc	6,419
190		QCR Holdings, Inc	5,208
3,586		Radian Group, Inc	52,391
104		RBB Bancorp	1,179
17,794		Regions Financial Corp	205,165
102		Reliant Bancorp Inc	1,479
670		Renasant Corp	15,222
146		Republic Bancorp, Inc (Class A)	4,111
750	*	Republic First Bancorp, Inc	1,485
369		Riverview Bancorp, Inc	1,531
1,555	*,e	Rocket Cos, Inc	30,991
540		S&T Bancorp, Inc	9,553
495		Sandy Spring Bancorp, Inc	11,425
617	*	Seacoast Banking Corp of Florida	11,124
290	*	Select Bancorp, Inc	2,085
726		ServisFirst Bancshares, Inc	24,706
185		Shore Bancshares, Inc	2,031
192		Sierra Bancorp	3,224
980		Signature Bank	81,330
678	*	Silvergate Capital Corp	9,763
1,396		Simmons First National Corp (Class A)	22,134
116		SmartFinancial, Inc	1,576
1,389		South State Corp	66,880
101	*	Southern First Bancshares, Inc	2,439
86		Southern Missouri Bancorp, Inc	2,028
169		Southern National Bancorp of Virginia, Inc	1,467
432		Southside Bancshares, Inc	10,554
154	*	Spirit of Texas Bancshares, Inc	1,719
3,716		Sterling Bancorp	39,092
259		Sterling Bancorp, Inc	780
339		Stock Yards Bancorp, Inc	11,540
164		Summit Financial Group, Inc	2,429
955	*	SVB Financial Group	229,792
2,625		Synovus Financial Corp	55,571
2,958		TCF Financial Corp	69,099
150		Territorial Bancorp, Inc	3,034
932	*	Texas Capital Bancshares, Inc	29,013
143		TFS Financial Corp	2,101
714	*	The Bancorp, Inc	6,169
100		Timberland Bancorp, Inc	1,800
229		Tompkins Financial Corp	13,009
996		Towne Bank	16,334
618		Trico Bancshares	15,135
343	*	Tristate Capital Holdings, Inc	4,541
599	*	Triumph Bancorp, Inc	18,653
24,428		Truist Financial Corp	929,485
1,387		Trustco Bank Corp NY	7,240
1,035		Trustmark Corp	22,159
685		UMB Financial Corp	33,572
3,528		Umpqua Holdings Corp	37,467
1,802		United Bankshares, Inc	38,689
1,078		United Community Banks, Inc	18,251
113		United Security Bancshares	690
119		Unity Bancorp, Inc	1,378
364		Univest Financial Corp	5,231

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

24,325		US Bancorp	$872,051
7,103		Valley National Bancorp	48,656
1,054		Veritex Holdings, Inc	17,950
543		Walker & Dunlop, Inc	28,779
1,396		Washington Federal, Inc	29,121
232		Washington Trust Bancorp, Inc	7,113
384		Waterstone Financial, Inc	5,948
1,651		Webster Financial Corp	43,603
67,331		Wells Fargo & Co	1,582,952
875		WesBanco, Inc	18,690
239		West Bancorporation, Inc	3,786
533		Westamerica Bancorporation	28,969
1,643		Western Alliance Bancorp	51,952
413		Western New England Bancorp, Inc	2,325
886		Wintrust Financial Corp	35,484
827		WSFS Financial Corp	22,304
3,111		Zions Bancorporation	90,903

		TOTAL BANKS	20,802,141

CAPITAL GOODS - 5.8%
10,030		3M Co	1,606,605
2,472		A.O. Smith Corp	130,522
724		Aaon, Inc	43,621
511		AAR Corp	9,607
685		Acuity Brands, Inc	70,110
823		Advanced Drainage Systems, Inc	51,388
2,826	*	Aecom Technology Corp	118,240
522	*	Aegion Corp	7,376
1,354	*	Aerojet Rocketdyne Holdings, Inc	54,011
407	*	Aerovironment, Inc	24,424
1,119		AGCO Corp	83,108
1,858		Air Lease Corp	54,662
148		Alamo Group, Inc	15,988
620		Albany International Corp (Class A)	30,696
1,625		Allegion plc	160,729
91		Allied Motion Technologies, Inc	3,756
1,851		Allison Transmission Holdings, Inc	65,044
990		Altra Industrial Motion Corp	36,600
317	*	Ameresco, Inc	10,588
254	*	American Woodmark Corp	19,949
4,062		Ametek, Inc	403,763
438		Apogee Enterprises, Inc	9,360
567		Applied Industrial Technologies, Inc	31,242
909		Arcosa, Inc	40,078
244		Argan, Inc	10,226
902		Armstrong World Industries, Inc	62,067
334		Astec Industries, Inc	18,119
340	*	Astronics Corp	2,625
983	*	Atkore International Group, Inc	22,344
1,101	*	Axon Enterprise, Inc	99,861
653	*	AZEK Co, Inc	22,731
406		AZZ, Inc	13,853
782		Barnes Group, Inc	27,949
1,120	*	Beacon Roofing Supply, Inc	34,798
967	*,e	Bloom Energy Corp	17,377
87	*	Blue Bird Corp	1,058
1,208	*	BMC Stock Holdings, Inc	51,739
9,635		Boeing Co	1,592,280
2,096	*	Builders FirstSource, Inc	68,372
1,753		BWX Technologies, Inc	98,711
351		Caesarstone Sdot-Yam Ltd	3,440
250		CAI International, Inc	6,882
994		Carlisle Cos, Inc	121,636
15,728		Carrier Global Corp	480,333
9,699		Caterpillar, Inc	1,446,606

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

624	*	Chart Industries, Inc	$43,848
259	*	CIRCOR International, Inc	7,084
1,647	*	Colfax Corp	51,650
262		Columbus McKinnon Corp	8,672
575		Comfort Systems USA, Inc	29,618
2,558	*	Concrete Pumping Holdings Inc	9,132
320	*	Construction Partners Inc	5,824
347	*	Cornerstone Building Brands, Inc	2,769
901		Crane Co	45,167
225		CSW Industrials, Inc	17,381
633		Cubic Corp	36,822
2,665		Cummins, Inc	562,741
801		Curtiss-Wright Corp	74,701
4,995		Deere & Co	1,107,042
2,378		Donaldson Co, Inc	110,387
347		Douglas Dynamics, Inc	11,867
2,562		Dover Corp	277,567
160	*	Ducommun, Inc	5,267
240	*	DXP Enterprises, Inc	3,871
486	*	Dycom Industries, Inc	25,671
80		Eastern Co	1,562
7,150		Eaton Corp	729,514
916		EMCOR Group, Inc	62,022
10,778		Emerson Electric Co	706,713
318		Encore Wire Corp	14,762
568	*	Energy Recovery, Inc	4,658
917	*	Enerpac Tool Group Corp	17,249
681		EnerSys	45,709
330		EnPro Industries, Inc	18,615
502		ESCO Technologies, Inc	40,441
56	*	EVI Industries, Inc	1,490
1,481	*	Evoqua Water Technologies Corp	31,427
10,323		Fastenal Co	465,464
1,130		Federal Signal Corp	33,052
2,325		Flowserve Corp	63,449
2,709		Fluor Corp	23,866
5,264		Fortive Corp	401,169
2,359		Fortune Brands Home & Security, Inc	204,101
199	*	Foundation Building Materials, Inc	3,128
719		Franklin Electric Co, Inc	42,299
3,705	*	FuelCell Energy, Inc	7,929
730	*	Gates Industrial Corp plc	8,118
608		GATX Corp	38,760
103	*	Gencor Industries, Inc	1,136
1,125	*	Generac Holdings, Inc	217,845
4,512		General Dynamics Corp	624,596
156,890		General Electric Co	977,425
230	*	General Finance Corp	1,456
567	*	Gibraltar Industries, Inc	36,934
829	*	GMS, Inc	19,979
271		Gorman-Rupp Co	7,984
2,901		Graco, Inc	177,976
1,413		GrafTech International Ltd	9,665
128		Graham Corp	1,635
696		Granite Construction, Inc	12,257
890	*	Great Lakes Dredge & Dock Corp	8,464
720		Greenbrier Cos, Inc	21,168
448		Griffon Corp	8,754
627		H&E Equipment Services, Inc	12,327
1,393	*	Harsco Corp	19,377
3,020	*	HD Supply Holdings, Inc	124,545
760		HEICO Corp	79,542
1,362		HEICO Corp (Class A)	120,755
672		Helios Technologies, Inc	24,461
380	*	Herc Holdings, Inc	15,052
1,608		Hexcel Corp	53,948

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,600		Hillenbrand, Inc	$45,376
12,559		Honeywell International, Inc	2,067,337
7,052		Howmet Aerospace, Inc	117,909
1,006		Hubbell, Inc	137,661
625		Huntington Ingalls	87,969
96		Hurco Cos, Inc	2,726
158		Hyster-Yale Materials Handling, Inc	5,870
1,331		IDEX Corp	242,788
137	*	IES Holdings, Inc	4,352
5,639		Illinois Tool Works, Inc	1,089,511
6,120	*	Ingersoll Rand, Inc	217,872
289		Insteel Industries, Inc	5,404
1,602		ITT, Inc	94,598
2,295		Jacobs Engineering Group, Inc	212,907
1,178	*	JELD-WEN Holding, Inc	26,623
486		John Bean Technologies Corp	44,659
13,545		Johnson Controls International plc	553,313
166		Kadant, Inc	18,197
670		Kaman Corp	26,110
1,244		Kennametal, Inc	36,001
1,807	*	Kratos Defense & Security Solutions, Inc	34,839
3,837		L3Harris Technologies, Inc	651,676
87	*	Lawson Products, Inc	3,570
122	*	LB Foster Co (Class A)	1,637
606		Lennox International, Inc	165,202
1,115		Lincoln Electric Holdings, Inc	102,625
165		Lindsay Corp	15,952
4,431		Lockheed Martin Corp	1,698,314
478		Luxfer Holdings plc	5,999
258	*	Lydall, Inc	4,267
539	*	Manitowoc Co, Inc	4,533
4,795		Masco Corp	264,348
503	*	Masonite International Corp	49,495
1,083	*	Mastec, Inc	45,703
906		Maxar Technologies, Inc	22,596
952	*	Mercury Systems, Inc	73,742
1,303	*	Meritor, Inc	27,285
1,001	*	Middleby Corp	89,800
168		Miller Industries, Inc	5,136
661		Moog, Inc (Class A)	41,993
1,441	*	MRC Global, Inc	6,167
884		MSC Industrial Direct Co (Class A)	55,940
883		Mueller Industries, Inc	23,894
2,381		Mueller Water Products, Inc (Class A)	24,739
301	*	MYR Group, Inc	11,191
76		National Presto Industries, Inc	6,221
783	*	Navistar International Corp	34,092
1,965	*	NN, Inc	10,139
1,070		Nordson Corp	205,247
2,766		Northrop Grumman Corp	872,645
149	*	Northwest Pipe Co	3,943
1,637	*	NOW, Inc	7,432
224	*	NV5 Global Inc	11,820
2,708		nVent Electric plc	47,905
44		Omega Flex, Inc	6,896
1,266		Oshkosh Corp	93,051
7,252		Otis Worldwide Corp	452,670
2,030		Owens Corning, Inc	139,684
6,057		PACCAR, Inc	516,541
985	*,e	PAE, Inc	8,372
291		Park Aerospace Corp	3,178
2,304		Parker-Hannifin Corp	466,191
328	*	Parsons Corp	11,001
381		Patrick Industries, Inc	21,915
3,071		Pentair plc	140,560
763	*	PGT, Inc	13,368

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,705	*,e	Plug Power, Inc	$76,504
125		Powell Industries, Inc	3,016
51		Preformed Line Products Co	2,485
613		Primoris Services Corp	11,059
509	*	Proto Labs, Inc	65,916
492		Quanex Building Products Corp	9,072
2,579		Quanta Services, Inc	136,326
551		Raven Industries, Inc	11,858
25,542		Raytheon Technologies Corp	1,469,687
477	*	RBC Bearings, Inc	57,817
790		Regal-Beloit Corp	74,157
2,049	*	Resideo Technologies, Inc	22,539
562		REV Group, Inc	4,434
2,011		Rexnord Corp	60,008
2,103		Rockwell Automation, Inc	464,090
1,852		Roper Technologies Inc	731,744
461		Rush Enterprises, Inc (Class A)	23,299
96		Rush Enterprises, Inc (Class B)	4,253
2,806	*	Sensata Technologies Holding plc	121,051
514		Shyft Group, Inc	9,704
842		Simpson Manufacturing Co, Inc	81,809
727	*	SiteOne Landscape Supply, Inc	88,658
1,023		Snap-On, Inc	150,514
1,891		Spirit Aerosystems Holdings, Inc (Class A)	35,759
647	*	SPX Corp	30,008
646	*	SPX FLOW, Inc	27,662
195		Standex International Corp	11,544
2,683		Stanley Black & Decker, Inc	435,183
394	*	Sterling Construction Co, Inc	5,579
1,942	*	Sunrun, Inc	149,670
187		Systemax, Inc	4,477
642	*	Teledyne Technologies, Inc	199,155
268		Tennant Co	16,176
1,185		Terex Corp	22,942
427	*	Textainer Group Holdings Ltd	6,046
4,224		Textron, Inc	152,444
509	*	Thermon Group Holdings	5,716
1,188		Timken Co	64,413
282	*	Titan Machinery, Inc	3,731
1,885		Toro Co	158,246
776	*	TPI Composites, Inc	22,473
4,338		Trane Technologies plc	525,982
930		TransDigm Group, Inc	441,862
2,122	*	Trex Co, Inc	151,935
716	*	Trimas Corp	16,325
1,884		Trinity Industries, Inc	36,738
1,005		Triton International Ltd	40,873
753		Triumph Group, Inc	4,902
585	*	Tutor Perini Corp	6,511
1,316	*	United Rentals, Inc	229,642
2,797	*	Univar Solutions Inc	47,213
345		Valmont Industries, Inc	42,842
156	*	Vectrus, Inc	5,928
155	*	Veritiv Corp	1,962
3,438	*	Vertiv Holdings Co	59,546
253	*	Vicor Corp	19,666
1,053	*,e	Virgin Galactic Holdings, Inc	20,249
557	*	Vivint Solar, Inc	23,589
795		W.W. Grainger, Inc	283,632
918		Wabash National Corp	10,979
3,206		Wabtec Corp	198,387
609		Watsco, Inc	141,830
522		Watts Water Technologies, Inc (Class A)	52,278
2,009	*	Welbilt, Inc	12,375
971	*	WESCO International, Inc	42,743
71	*	Willis Lease Finance Corp	1,310

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,516	*	WillScot Mobile Mini Holdings Corp	$41,967
1,032		Woodward Inc	82,725
3,195		Xylem, Inc	268,763

		TOTAL CAPITAL GOODS	34,649,008

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,317		ABM Industries, Inc	48,281
731	*	Acacia Research (Acacia Technologies)	2,537
1,696		ACCO Brands Corp	9,837
1,679		ADT, Inc	13,717
1,047	*	Advanced Disposal Services, Inc	31,651
2,415	*,g	API Group Corp	34,365
962	*	ASGN Inc	61,145
110		Barrett Business Services, Inc	5,768
109		BG Staffing, Inc	923
1,020		Brady Corp (Class A)	40,820
329	*	BrightView Holdings, Inc	3,751
1,022		Brink’s Co	41,994
801	*	Casella Waste Systems, Inc (Class A)	44,736
778	*	CBIZ, Inc	17,793
433	*	Ceco Environmental Corp	3,157
215	*	Cimpress plc	16,159
1,560		Cintas Corp	519,215
819	*	Clean Harbors, Inc	45,889
3,641	*	Copart, Inc	382,888
701	*	CoStar Group, Inc	594,806
1,794		Covanta Holding Corp	13,903
128		CRA International, Inc	4,796
754		Deluxe Corp	19,400
1,859	*	Dun & Bradstreet Holdings, Inc	47,702
235		Emerald Holding, Inc	479
394		Ennis, Inc	6,871
2,227		Equifax, Inc	349,416
944		Exponent, Inc	67,996
178	*	Forrester Research, Inc	5,837
148	*	Franklin Covey Co	2,626
640	*	FTI Consulting, Inc	67,821
191	*	GP Strategies Corp	1,841
1,153		Healthcare Services Group	24,824
286		Heidrick & Struggles International, Inc	5,620
247	*	Heritage-Crystal Clean, Inc	3,297
928		Herman Miller, Inc	27,988
682		HNI Corp	21,401
334	*	Huron Consulting Group, Inc	13,136
2,455	*	IAA, Inc	127,832
282		ICF International, Inc	17,351
7,257		IHS Markit Ltd	569,747
734		Insperity, Inc	48,070
961		Interface, Inc	5,881
2,455		KAR Auction Services, Inc	35,352
481		Kelly Services, Inc (Class A)	8,196
366		Kforce, Inc	11,774
577		Kimball International, Inc (Class B)	6,082
752		Knoll, Inc	9,069
1,048		Korn/Ferry International	30,392
1,129		Manpower, Inc	82,790
491		Matthews International Corp (Class A)	10,979
379		McGrath RentCorp	22,585
259	*	Mistras Group, Inc	1,013
663		MSA Safety, Inc	88,955
6,597		Nielsen NV	93,545
2,896		Pitney Bowes, Inc	15,378
861	*,e	Precigen, Inc	3,014
482		Quad Graphics, Inc	1,460
3,740		Republic Services, Inc	349,129

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

514		Resources Connection, Inc	$5,937
2,179		Robert Half International, Inc	115,356
2,670		Rollins, Inc	144,687
269	*	SP Plus Corp	4,829
1,776		Steelcase, Inc (Class A)	17,955
1,556	*	Stericycle, Inc	98,121
449	*	Team, Inc	2,470
1,049		Tetra Tech, Inc	100,180
3,332		TransUnion	280,321
778	*	TriNet Group, Inc	46,151
645	*	TrueBlue, Inc	9,991
237		Unifirst Corp	44,881
338		US Ecology, Inc	11,042
2,835		Verisk Analytics, Inc	525,354
440		Viad Corp	9,165
1,216	*	Vivint Smart Home, Inc	20,769
134		VSE Corp	4,106
7,562		Waste Management, Inc	855,792
116	*	Willdan Group, Inc	2,959

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,443,046

CONSUMER DURABLES & APPAREL - 1.4%
707		Acushnet Holdings Corp	23,762
210	*	American Outdoor Brands, Inc	2,736
565	*	Beazer Homes USA, Inc	7,458
1,458		Brunswick Corp	85,891
1,433		Callaway Golf Co	27,428
2,340	*	Capri Holdings Ltd	42,120
750		Carter’s, Inc	64,935
132	*	Cavco Industries, Inc	23,801
608	*	Century Communities, Inc	25,737
307		Clarus Corp	4,335
604		Columbia Sportswear Co	52,536
1,159	*	CROCS, Inc	49,524
513	*	Deckers Outdoor Corp	112,865
5,753		DR Horton, Inc	435,099
167		Escalade, Inc	3,054
327		Ethan Allen Interiors, Inc	4,428
730	*	Fossil Group, Inc	4,190
2,695		Garmin Ltd	255,648
682	*	G-III Apparel Group Ltd	8,941
1,762	*	GoPro, Inc	7,982
578	*	Green Brick Partners, Inc	9,306
132		Hamilton Beach Brands Holding Co	2,567
6,499		Hanesbrands, Inc	102,359
2,303		Hasbro, Inc	190,504
470	*	Helen of Troy Ltd	90,954
173		Hooker Furniture Corp	4,469
379	*	Installed Building Products, Inc	38,563
443	*,e	iRobot Corp	33,624
75		Johnson Outdoors, Inc	6,142
1,651		KB Home	63,382
811		Kontoor Brands, Inc	19,626
696		La-Z-Boy, Inc	22,014
2,404		Leggett & Platt, Inc	98,973
4,977		Lennar Corp (Class A)	406,521
224		Lennar Corp (Class B)	14,708
353	*	LGI Homes, Inc	41,008
163		Lifetime Brands, Inc	1,540
95	*	Lovesac Co	2,632
2,058	*	Lululemon Athletica, Inc	677,843
385	*	M/I Homes, Inc	17,729
287	*	Malibu Boats, Inc	14,224
156		Marine Products Corp	2,440
295	*	MasterCraft Boat Holdings, Inc	5,160

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,326	*	Mattel, Inc	$74,014
1,006		MDC Holdings, Inc	47,383
640	*	Meritage Homes Corp	70,650
998	*	Mohawk Industries, Inc	97,395
227		Movado Group, Inc	2,256
66		Nacco Industries, Inc (Class A)	1,202
511	*	Nautilus, Inc	8,769
6,518		Newell Brands Inc	111,849
21,690		Nike, Inc (Class B)	2,722,963
58	*	NVR, Inc	236,821
276		Oxford Industries, Inc	11,139
1,748	*	Peloton Interactive, Inc	173,471
1,026		Polaris Inc	96,793
4,730		Pulte Homes, Inc	218,952
327	*	Purple Innovation, Inc	8,129
1,215		PVH Corp	72,463
885		Ralph Lauren Corp	60,153
508		Rocky Brands, Inc	12,614
2,609	*	Skechers U.S.A., Inc (Class A)	78,844
1,043	*	Skyline Champion Corp	27,921
840		Smith & Wesson Brands, Inc	13,037
1,224	*	Sonos, Inc	18,580
1,383		Steven Madden Ltd	26,968
272		Sturm Ruger & Co, Inc	16,636
133		Superior Uniform Group, Inc	3,090
4,883		Tapestry, Inc	76,321
2,547	*	Taylor Morrison Home Corp	62,631
893	*	Tempur Sealy International, Inc	79,647
2,197		Toll Brothers, Inc	106,906
563	*	TopBuild Corp	96,098
2,459	*	TRI Pointe Homes, Inc	44,606
917	*	Tupperware Brands Corp	18,487
3,682	*	Under Armour, Inc (Class A)	41,349
3,626	*	Under Armour, Inc (Class C)	35,680
226	*	Unifi, Inc	2,902
217	*	Universal Electronics, Inc	8,190
320	*	Vera Bradley, Inc	1,955
5,754		VF Corp	404,218
1,021	*	Vista Outdoor, Inc	20,604
1,133		Whirlpool Corp	208,347
1,465		Wolverine World Wide, Inc	37,856
1,310	*	YETI Holdings, Inc	59,369

		TOTAL CONSUMER DURABLES & APPAREL	8,626,016

CONSUMER SERVICES - 1.9%
700	*	Accel Entertainment, Inc	7,497
965	*	Adtalem Global Education, Inc	23,681
239	*	American Public Education, Inc	6,737
4,424		ARAMARK Holdings Corp	117,015
17	*	Biglari Holdings, Inc (B Shares)	1,513
356		BJ’s Restaurants, Inc	10,481
1,539		Bloomin’ Brands, Inc	23,501
141		Bluegreen Vacations Corp	691
1,270		Boyd Gaming Corp	38,976
1,085	*	Bright Horizons Family Solutions	164,963
763		Brinker International, Inc	32,595
2,475	*	Caesars Entertainment, Inc	138,749
8,262		Carnival Corp	125,417
234		Carriage Services, Inc	5,221
507	*	Carrols Restaurant Group, Inc	3,270
348	*	Century Casinos, Inc	1,907
702	e	Cheesecake Factory	19,474
2,161	*	Chegg, Inc	154,382
496	*	Chipotle Mexican Grill, Inc (Class A)	616,880
695		Choice Hotels International, Inc	59,742

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

630		Churchill Downs, Inc	$103,207
247	*	Chuy’s Holdings, Inc	4,836
153		Collectors Universe	7,572
463		Cracker Barrel Old Country Store, Inc	53,088
2,330		Darden Restaurants, Inc	234,724
1,277	e	Dave & Buster’s Entertainment, Inc	19,359
519	*	Del Taco Restaurants, Inc	4,256
1,168	*	Denny’s Corp	11,680
266		Dine Brands Global Inc.	14,521
706		Domino’s Pizza, Inc	300,248
1,539		Dunkin Brands Group, Inc	126,060
302	*	El Pollo Loco Holdings, Inc	4,892
989	*	Everi Holdings, Inc	8,159
3,065		Extended Stay America, Inc	36,627
402	*	Fiesta Restaurant Group, Inc	3,767
333		Franchise Group, Inc	8,445
1,596	*	frontdoor, Inc	62,100
149	*	Golden Entertainment, Inc	2,061
73		Graham Holdings Co	29,500
902	*	Grand Canyon Education, Inc	72,106
3,572		H&R Block, Inc	58,188
1,521	*	Hilton Grand Vacations, Inc	31,911
4,955		Hilton Worldwide Holdings, Inc	422,761
596	*	Houghton Mifflin Harcourt Co	1,031
738		Hyatt Hotels Corp	39,387
1,684	e	International Game Technology plc	18,743
490		Jack in the Box, Inc	38,862
521	*	K12, Inc	13,723
6,007		Las Vegas Sands Corp	280,287
1,806	*	Laureate Education, Inc	23,984
322	*	Lindblad Expeditions Holdings, Inc	2,740
4,872		Marriott International, Inc (Class A)	451,050
777		Marriott Vacations Worldwide Corp	70,559
13,341		McDonald’s Corp	2,928,216
8,599		MGM Resorts International	187,028
173	*	Monarch Casino & Resort, Inc	7,716
49		Nathan’s Famous, Inc	2,511
279	*	Noodles & Co	1,917
4,556	*,e	Norwegian Cruise Line Holdings Ltd	77,953
1,026		OneSpaWorld Holdings Ltd	6,669
565		Papa John’s International, Inc	46,488
2,326	*	Penn National Gaming, Inc	169,100
1,137	*	Perdoceo Education Corp	13,917
1,475	*	Planet Fitness, Inc	90,890
2,642	*	PlayAGS, Inc	9,353
142		RCI Hospitality Holdings, Inc	2,897
1,056	*	Red Robin Gourmet Burgers, Inc	13,897
1,049		Red Rock Resorts, Inc	17,938
607	*	Regis Corp	3,727
3,106		Royal Caribbean Cruises Ltd	201,051
473		Ruth’s Hospitality Group Inc	5,231
843	*	Scientific Games Corp (Class A)	29,429
1,062	*	SeaWorld Entertainment, Inc	20,943
3,136		Service Corp International	132,277
596	*	Shake Shack, Inc	38,430
1,370		Six Flags Entertainment Corp	27,811
20,874		Starbucks Corp	1,793,494
403		Strategic Education, Inc	36,862
5,209	*	Target Hospitality Corp	6,355
2,355	*	Terminix Global Holdings, Inc	93,917
1,286		Texas Roadhouse, Inc (Class A)	78,176
368	e	Twin River Worldwide Holdings Inc	9,667
720		Vail Resorts, Inc	154,058
2,954		Wendy’s	65,859
513		Wingstop, Inc	70,101
881	*	WW International Inc	16,624

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,610		Wyndham Destinations, Inc	$49,524
1,610		Wyndham Hotels & Resorts, Inc	81,305
1,791		Wynn Resorts Ltd	128,612
7,192		Yum China Holdings, Inc	380,816
5,468		Yum! Brands, Inc	499,228

		TOTAL CONSUMER SERVICES	11,613,113

DIVERSIFIED FINANCIALS - 3.2%
741		Affiliated Managers Group, Inc	50,670
10,367		AGNC Investment Corp	144,205
6,863		Ally Financial, Inc	172,055
11,713		American Express Co	1,174,228
2,150		Ameriprise Financial, Inc	331,336
25,755		Annaly Capital Management, Inc	183,376
1,539		Anworth Mortgage Asset Corp	2,524
2,943		Apollo Commercial Real Estate Finance, Inc	26,516
3,019		Apollo Global Management, Inc	135,100
1,747		Arbor Realty Trust, Inc	20,038
406		Ares Commercial Real Estate Corp	3,711
1,696		Ares Management Corp	68,552
359		Arlington Asset Investment Corp (Class A)	1,020
566		ARMOUR Residential REIT, Inc	5,383
870		Artisan Partners Asset Management, Inc	33,921
253	*	Assetmark Financial Holdings, Inc	5,500
86		Associated Capital Group, Inc	3,107
746	*	Atlanticus Holdings Corp	8,877
212		B. Riley Financial, Inc	5,313
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	5,601
14,215		Bank of New York Mellon Corp	488,143
4,169		BGC Partners, Inc (Class A)	10,006
2,633		BlackRock, Inc	1,483,827
2,460		Blackstone Mortgage Trust, Inc	54,046
637	*	Blucora, Inc	6,001
866		Brightsphere Investment Group, Inc	11,171
2,136		Broadmark Realty Capital, Inc	21,061
267	*,†	Calamos Asset Management, Inc	0
1,450	*	Cannae Holdings, Inc	54,027
8,197		Capital One Financial Corp	589,036
1,473		Capstead Mortgage Corp	8,278
1,967		Carlyle Group, Inc	48,526
2,009		CBOE Global Markets, Inc	176,270
20,441		Charles Schwab Corp	740,577
192		Cherry Hill Mortgage Investment Corp	1,724
4,001		Chimera Investment Corp	32,808
6,354		CME Group, Inc	1,063,088
461		Cohen & Steers, Inc	25,696
1,289		Colony Credit Real Estate, Inc	6,329
387		Cowen Group, Inc	6,296
186	*,e	Credit Acceptance Corp	62,987
153		Curo Group Holdings Corp	1,079
49		Diamond Hill Investment Group, Inc	6,190
5,541		Discover Financial Services	320,159
397	*	Donnelley Financial Solutions, Inc	5,304
258		Dynex Capital, Inc	3,924
4,037		E*TRADE Financial Corp	202,052
2,009		Eaton Vance Corp	76,643
548		Ellington Financial Inc	6,718
546	*	Encore Capital Group, Inc	21,070
522	*	Enova International, Inc	8,556
7,483		Equitable Holdings, Inc	136,490
638		Evercore Inc	41,763
796	*	Ezcorp, Inc (Class A)	4,004
688		Factset Research Systems, Inc	230,397
1,485		Federated Investors, Inc (Class B)	31,942
737		FirstCash, Inc	42,164

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

730	*	Focus Financial Partners, Inc	$23,937
4,508		Franklin Resources, Inc	91,738
93		GAMCO Investors, Inc (Class A)	1,076
5,921		Goldman Sachs Group, Inc	1,189,943
662		Granite Point Mortgage Trust, Inc	4,694
259		Great Ajax Corp	2,147
905	*	Green Dot Corp	45,802
424		Greenhill & Co, Inc	4,812
344		Hamilton Lane, Inc	22,219
1,190		Hannon Armstrong Sustainable Infrastructure Capital, Inc	50,301
733		Houlihan Lokey, Inc	43,284
1,406		Interactive Brokers Group, Inc (Class A)	67,952
9,600		Intercontinental Exchange Group, Inc	960,480
6,556		Invesco Ltd	74,804
3,050		Invesco Mortgage Capital, Inc	8,266
4,274		Jefferies Financial Group, Inc	76,932
9,400		KKR & Co, Inc	322,796
168		KKR Real Estate Finance Trust, Inc	2,777
1,766		Ladder Capital Corp	12,574
1,898		Lazard Ltd (Class A)	62,729
1,011	*	LendingClub Corp	4,762
1,449		LPL Financial Holdings, Inc	111,095
658		MarketAxess Holdings, Inc	316,886
144		Marlin Business Services Corp	1,015
9,365		MFA Financial Inc	25,098
877		Moelis & Co	30,818
2,929		Moody’s Corp	848,971
19,717		Morgan Stanley	953,317
319		Morningstar, Inc	51,235
1,489		MSCI, Inc (Class A)	531,245
2,010		Nasdaq Inc	246,647
3,389		Navient Corp	28,637
312		Nelnet, Inc (Class A)	18,798
7,422		New Residential Investment Corp	59,005
6,454		New York Mortgage Trust, Inc	16,458
483	*,†	NewStar Financial, Inc	117
3,417		Northern Trust Corp	266,423
1,264		OneMain Holdings, Inc	39,500
697	*	Oportun Financial Corp	8,218
147		Oppenheimer Holdings, Inc	3,281
511		Orchid Island Capital, Inc	2,560
1,723		PennyMac Mortgage Investment Trust	27,689
324	*	Pico Holdings, Inc	2,903
229		Piper Jaffray Cos	16,717
397		PJT Partners, Inc	24,062
719	*	PRA Group, Inc	28,724
257		Pzena Investment Management, Inc (Class A)	1,378
2,261		Raymond James Financial, Inc	164,510
271		Ready Capital Corp	3,035
1,174		Redwood Trust, Inc	8,828
143	*	Regional Management Corp	2,382
4,310		S&P Global, Inc	1,554,186
296		Safeguard Scientifics, Inc	1,622
1,493		Santander Consumer USA Holdings, Inc	27,158
375		Sculptor Capital Management, Inc	4,403
1,969		SEI Investments Co	99,868
111		Silvercrest Asset Management Group, Inc	1,161
5,752		SLM Corp	46,534
5,018		Starwood Property Trust, Inc	75,722
6,367		State Street Corp	377,754
1,286		Stifel Financial Corp	65,020
241	*	StoneX Group, Inc	12,330
10,548		Synchrony Financial	276,041
4,016		T Rowe Price Group, Inc	514,932
4,339		TD Ameritrade Holding Corp	169,872
867		TPG RE Finance Trust, Inc	7,335

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,436		Tradeweb Markets, Inc	$83,288
4,626		Two Harbors Investment Corp	23,546
1,248		Virtu Financial, Inc	28,716
103		Virtus Investment Partners, Inc	14,281
2,393		Voya Financial, Inc	114,696
1,255		Waddell & Reed Financial, Inc (Class A)	18,637
614		Western Asset Mortgage Capital Corp	1,253
125		Westwood Holdings Group, Inc	1,393
1,867		WisdomTree Investments, Inc	5,974
90	*,e	World Acceptance Corp	9,500

		TOTAL DIVERSIFIED FINANCIALS	18,858,184

ENERGY - 1.9%
5,078		Antero Midstream Corp	27,269
4,322	*,e	Antero Resources Corp	11,885
6,619		Apache Corp	62,682
338	*	Arch Resources, Inc	14,358
2,039		Archrock, Inc	10,970
454		Ardmore Shipping Corp	1,616
11,798		Baker Hughes Co	156,795
2,302		Berry Petroleum Co LLC	7,297
314	*	Bonanza Creek Energy, Inc	5,903
289		Brigham Minerals, Inc	2,578
90	*	Bristow Group, Inc	1,912
7,113		Cabot Oil & Gas Corp	123,482
845		Cactus, Inc	16,216
3,257	*	ChampionX Corp	26,023
4,052	*	Cheniere Energy, Inc	187,486
33,532		Chevron Corp	2,414,304
1,704		Cimarex Energy Co	41,458
1,943	*	Clean Energy Fuels Corp	4,819
3,564	*	CNX Resources Corp	33,644
3,544		Concho Resources, Inc	156,361
19,393		ConocoPhillips	636,866
2,222	*	CONSOL Energy, Inc	9,843
1,567	*,e	Contango Oil & Gas Co	2,100
1,365	e	Continental Resources, Inc	16,762
583		CVR Energy, Inc	7,218
1,312		Delek US Holdings, Inc	14,603
7,329		Devon Energy Corp	69,332
2,136		DHT Holdings, Inc	11,022
406	*	Diamond S Shipping Inc	2,789
2,909		Diamondback Energy, Inc	87,619
333		DMC Global, Inc	10,969
424	*	Dorian LPG Ltd	3,396
582	*	Dril-Quip, Inc	14,410
153	*	Earthstone Energy, Inc	396
4,596	e	EnCana Corp	37,503
1,385	*,e	Energy Fuels, Inc	2,327
10,231		EOG Resources, Inc	367,702
4,284		EQT Corp	55,392
7,406		Equitrans Midstream Corp	62,655
468		Evolution Petroleum Corp	1,048
499	*	Exterran Corp	2,076
75,786	d	Exxon Mobil Corp	2,601,733
790	*	Frank’s International NV	1,217
2,068	e	Frontline Ltd	13,442
1,502	*	Golar LNG Ltd	9,095
308	*	Goodrich Petroleum Corp	2,369
569	*	Green Plains Inc	8,808
11,706	*	Gulfport Energy Corp	6,170
15,738		Halliburton Co	189,643
2,257	*	Helix Energy Solutions Group, Inc	5,439
2,282		Helmerich & Payne, Inc	33,431
4,862		Hess Corp	199,002

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,656		HollyFrontier Corp	$52,350
461		International Seaways, Inc	6,735
35,318		Kinder Morgan, Inc	435,471
6,823		Kosmos Energy Ltd	6,657
1,013		Liberty Oilfield Services, Inc	8,094
1,787	*	Magnolia Oil & Gas Corp	9,239
14,625		Marathon Oil Corp	59,816
11,742		Marathon Petroleum Corp	344,510
1,952	*	Matador Resources Co	16,124
383	*	Matrix Service Co	3,198
672	*	Montage Resources Corp	2,950
2,772		Murphy Oil Corp	24,726
89	e	Nabors Industries Ltd	2,175
918	*	National Energy Services Reunited Corp	5,857
6,945		National Oilwell Varco, Inc	62,922
6,210	*	Newpark Resources, Inc	6,520
2,138	*	NexTier Oilfield Solutions, Inc	3,955
8,473		Noble Energy, Inc	72,444
2,408	e	Nordic American Tankers Ltd	8,404
14,965		Occidental Petroleum Corp	149,800
1,532	*	Oceaneering International, Inc	5,393
784	*	Oil States International, Inc	2,140
7,835		ONEOK, Inc	203,553
546	*	Overseas Shipholding Group, Inc	1,168
482	*	Par Pacific Holdings, Inc	3,263
4,736		Parsley Energy, Inc	44,329
3,250		Patterson-UTI Energy, Inc	9,263
2,058		PBF Energy, Inc	11,710
1,666	*	PDC Energy, Inc	20,650
1,293		Peabody Energy Corp	2,974
217	*	Penn Virginia Corp	2,137
7,911		Phillips 66	410,106
2,980		Pioneer Natural Resources Co	256,250
1,178	*	ProPetro Holding Corp	4,783
3,580		Range Resources Corp	23,700
641	*,e	Renewable Energy Group, Inc	34,242
92	*	Rex American Resources Corp	6,036
901	*	RPC, Inc	2,379
25,323		Schlumberger Ltd	394,026
688	e	Scorpio Tankers, Inc	7,616
308	*	SEACOR Holdings, Inc	8,957
988	*	Select Energy Services, Inc	3,794
946		SFL Corp Ltd	7,086
1,739		SM Energy Co	2,765
678		Solaris Oilfield Infrastructure, Inc	4,299
10,291	*	Southwestern Energy Co	24,184
300	*	Talos Energy, Inc	1,935
4,054		Targa Resources Investments, Inc	56,878
2,673	*,e	Tellurian, Inc	2,130
384	*	Tidewater, Inc	2,577
2,051	*,e	Uranium Energy Corp	2,044
3,880		US Silica Holdings, Inc	11,640
7,396		Valero Energy Corp	320,395
1,529	*,e	W&T Offshore, Inc	2,752
21,790		Williams Cos, Inc	428,174
1,068		World Fuel Services Corp	22,631
7,431	*	WPX Energy, Inc	36,412

		TOTAL ENERGY	11,459,753

FOOD & STAPLES RETAILING - 1.4%
665	*,e	Albertsons Cos, Inc	9,210
418		Andersons, Inc	8,013
618		Casey’s General Stores, Inc	109,788
300	*	Chefs’ Warehouse Holdings, Inc	4,362
7,889		Costco Wholesale Corp	2,800,595

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,225	*	Grocery Outlet Holding Corp	$48,167
626	*	HF Foods Group Inc	4,138
213		Ingles Markets, Inc (Class A)	8,103
14,043		Kroger Co	476,198
286		Natural Grocers by Vitamin C	2,820
2,310	*	Performance Food Group Co	79,972
385		Pricesmart, Inc	25,583
862	*,e	Rite Aid Corp	8,180
584		SpartanNash Co	9,548
2,100	*	Sprouts Farmers Market, Inc	43,953
8,648		SYSCO Corp	538,079
784	*	United Natural Foods, Inc	11,658
3,868	*	US Foods Holding Corp	85,947
127		Village Super Market (Class A)	3,125
12,955		Walgreens Boots Alliance, Inc	465,344
25,035		Walmart, Inc	3,502,647
148		Weis Markets, Inc	7,104

		TOTAL FOOD & STAPLES RETAILING	8,252,534

FOOD, BEVERAGE & TOBACCO - 3.1%
99		Alico, Inc	2,833
33,296		Altria Group, Inc	1,286,557
9,711		Archer-Daniels-Midland Co	451,464
1,190	e	B&G Foods, Inc (Class A)	33,046
924	*	Beyond Meat, Inc	153,439
152	*	Boston Beer Co, Inc (Class A)	134,271
896		Brown-Forman Corp (Class A)	61,537
3,249		Brown-Forman Corp (Class B)	244,715
2,572		Bunge Ltd	117,540
345		Calavo Growers, Inc	22,863
486	*	Cal-Maine Foods, Inc	18,648
3,182		Campbell Soup Co	153,913
615	*,e	Celsius Holdings, Inc	13,967
69,136		Coca-Cola Co	3,413,244
72		Coca-Cola Consolidated Inc	17,329
8,960		ConAgra Brands, Inc	319,962
2,831		Constellation Brands, Inc (Class A)	536,503
190	*	Craft Brewers Alliance, Inc	3,135
2,988	*	Darling International, Inc	107,658
200	*	Farmer Bros Co	884
2,984		Flowers Foods, Inc	72,601
499		Fresh Del Monte Produce, Inc	11,437
696	*	Freshpet, Inc	77,708
10,995		General Mills, Inc	678,172
1,593	*	Hain Celestial Group, Inc	54,640
2,590		Hershey Co	371,251
4,973		Hormel Foods Corp	243,130
2,702	*	Hostess Brands, Inc	33,316
1,227		Ingredion, Inc	92,859
277		J&J Snack Foods Corp	36,118
2,019		J.M. Smucker Co	233,235
199		John B. Sanfilippo & Son, Inc	15,001
4,342		Kellogg Co	280,450
6,874		Keurig Dr Pepper, Inc	189,722
11,401		Kraft Heinz Co	341,460
2,706		Lamb Weston Holdings, Inc	179,327
364		Lancaster Colony Corp	65,083
422	*	Landec Corp	4,102
187		Limoneira Co	2,674
2,188		McCormick & Co, Inc	424,691
203		MGP Ingredients, Inc	8,067
3,002		Molson Coors Brewing Co (Class B)	100,747
25,167		Mondelez International, Inc	1,445,844
6,463	*	Monster Beverage Corp	518,333
183	*,e	National Beverage Corp	12,446

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,827	*	NewAge, Inc	$3,161
24,836		PepsiCo, Inc	3,442,270
27,801		Philip Morris International, Inc	2,084,797
908	*	Pilgrim’s Pride Corp	13,588
1,211	*	Post Holdings, Inc	104,146
2,638		Primo Water Corp	37,460
317		Sanderson Farms, Inc	37,396
4		Seaboard Corp	11,347
134	*	Seneca Foods Corp	4,788
1,484	*	Simply Good Foods Co	32,722
401	e	Tootsie Roll Industries, Inc	12,391
1,099	*	TreeHouse Foods, Inc	44,542
78		Turning Point Brands, Inc	2,176
5,131		Tyson Foods, Inc (Class A)	305,192
619		Universal Corp	25,924
2,682		Vector Group Ltd	25,988

		TOTAL FOOD, BEVERAGE & TOBACCO	18,773,810

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
1,394	*	1Life Healthcare, Inc	39,534
31,042		Abbott Laboratories	3,378,301
785	*	Abiomed, Inc	217,492
1,640	*	Acadia Healthcare Co, Inc	48,347
186	*	Accolade, Inc	7,230
1,245	*	Accuray, Inc	2,988
155	*	Acutus Medical, Inc	4,619
418	*	AdaptHealth Corp	9,117
230	*	Addus HomeCare Corp	21,737
1,412	*	Align Technology, Inc	462,232
2,817	*	Allscripts Healthcare Solutions, Inc	22,930
996	*	Alphatec Holdings Inc	6,613
577	*	Amedisys, Inc	136,420
137	*	American Renal Associates Holdings, Inc	945
2,641		AmerisourceBergen Corp	255,966
862	*	AMN Healthcare Services, Inc	50,393
563	*	Angiodynamics, Inc	6,790
2,249	*	Antares Pharma, Inc	6,072
4,490		Anthem, Inc	1,205,969
398	*,e	Apollo Medical Holdings, Inc	7,140
1,361	*	Apyx Medical Corp	6,410
673	*	AtriCure, Inc	26,853
27		Atrion Corp	16,902
725	*	Avanos Medical, Inc	24,084
560	*,e	AxoGen, Inc	6,513
439	*,e	Axonics Modulation Technologies, Inc	22,407
9,188		Baxter International, Inc	738,899
4,937		Becton Dickinson & Co	1,148,741
241	*	BioLife Solutions Inc	6,975
679	*	BioTelemetry, Inc	30,949
25,296	*	Boston Scientific Corp	966,560
2,873	*	Brookdale Senior Living, Inc	7,297
785		Cantel Medical Corp	34,493
5,299		Cardinal Health, Inc	248,788
501	*	Cardiovascular Systems, Inc	19,714
10,369	*	Centene Corp	604,824
5,279		Cerner Corp	381,619
2,819	*	Cerus Corp	17,647
3,853	*	Change Healthcare, Inc	55,907
2,933	*,e	Chembio Diagnostics, Inc	14,254
292		Chemed Corp	140,262
6,476		Cigna Corp	1,097,099
457	*,e	Co-Diagnostics, Inc	6,211
1,480	*	Community Health Systems, Inc	6,246
168		Computer Programs & Systems, Inc	4,638
422		Conmed Corp	33,199

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

861		Cooper Cos, Inc	$290,260
163	*	Corvel Corp	13,925
1,718	*	Covetrus, Inc	41,919
544	*	Cross Country Healthcare, Inc	3,531
480	*	CryoLife, Inc	8,866
595	*,e	CryoPort, Inc	28,203
202	*	Cutera, Inc	3,832
23,420		CVS Health Corp	1,367,728
466	*	CytoSorbents Corp	3,716
11,226		Danaher Corp	2,417,295
1,515	*	DaVita, Inc	129,760
3,982		Dentsply Sirona, Inc	174,133
1,662	*	DexCom, Inc	685,126
11,162	*	Edwards Lifesciences Corp	890,951
1,608		Encompass Health Corp	104,488
1,049		Ensign Group, Inc	59,856
2,830	*	Envista Holdings Corp	69,844
623	*	Enzo Biochem, Inc	1,315
1,209	*	Evolent Health, Inc	15,004
179	*	Fulgent Genetics, Inc	7,167
1,004	*	GenMark Diagnostics, Inc	14,257
627	*,e	Glaukos Corp	31,049
1,419	*	Globus Medical, Inc	70,269
1,327	*	Guardant Health, Inc	148,332
886	*	Haemonetics Corp	77,303
636	*	Hanger Inc	10,062
4,822		HCA Healthcare, Inc	601,207
562	*,e	Health Catalyst, Inc	20,569
1,277	*	HealthEquity, Inc	65,599
399	*	HealthStream, Inc	8,008
2,677	*	Henry Schein, Inc	157,354
99	*	Heska Corp	9,780
1,196		Hill-Rom Holdings, Inc	99,878
1,770	*	HMS Holdings Corp	42,391
4,675	*	Hologic, Inc	310,747
2,388		Humana, Inc	988,369
362	*	ICU Medical, Inc	66,159
1,514	*	IDEXX Laboratories, Inc	595,169
113	*	Inari Medical, Inc	7,799
812	*	InfuSystem Holdings, Inc	10,410
263	*	Inogen, Inc	7,627
1,431	*	Inovalon Holdings, Inc	37,850
423	*	Inspire Medical Systems, Inc	54,588
1,123	*	Insulet Corp	265,691
572	*	Integer Holding Corp	33,754
1,378	*	Integra LifeSciences Holdings Corp	65,069
100	*	IntriCon Corp	1,218
2,066	*	Intuitive Surgical, Inc	1,465,910
733		Invacare Corp	5,512
477	*	iRhythm Technologies, Inc	113,578
1,743	*	Laboratory Corp of America Holdings	328,155
1,098	*	Lantheus Holdings, Inc	13,912
236		LeMaitre Vascular, Inc	7,677
528	*	LHC Group, Inc	112,232
970	*	LivaNova plc	43,854
936	*	Livongo Health, Inc	131,087
426	*	Magellan Health Services, Inc	32,282
849	*	Masimo Corp	200,415
2,921		McKesson Corp	435,025
1,627	*	MEDNAX, Inc	26,488
24,039		Medtronic plc	2,498,133
646	*	Meridian Bioscience, Inc	10,969
985	*	Merit Medical Systems, Inc	42,847
49		Mesa Laboratories, Inc	12,483
1,068	*	Molina Healthcare, Inc	195,487
173		National Healthcare Corp	10,780

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

208		National Research Corp	$10,236
500	*	Natus Medical, Inc	8,565
1,021	*	Neogen Corp	79,893
613	*	Nevro Corp	85,391
818	*	NextGen Healthcare, Inc	10,421
1,767	*	Novocure Ltd	196,685
959	*	NuVasive, Inc	46,579
246	*	Oak Street Health, Inc	13,146
758	*	Omnicell, Inc	56,592
140	*,e	Ontrak, Inc	8,400
545	*	OptimizeRx Corp	11,363
469	*	Option Care Health, Inc	6,271
873	*	OraSure Technologies, Inc	10,624
267	*	Orthofix Medical Inc	8,314
333	*	OrthoPediatrics Corp	15,291
1,103		Owens & Minor, Inc	27,696
1,530		Patterson Cos, Inc	36,881
524	*	Pennant Group, Inc	20,205
597	*	Penumbra, Inc	116,045
419	*,e	PetIQ, Inc	13,793
495	*	Phreesia, Inc	15,904
2,166	*	PPD, Inc	80,120
1,204		Premier, Inc	39,527
441	*	Progyny, Inc	12,979
335	*	Protara Therapeutics, Inc	5,638
199	*	Providence Service Corp	18,489
240	*,e	Pulse Biosciences, Inc	2,830
2,406		Quest Diagnostics, Inc	275,463
665	*	Quidel Corp	145,888
1,080	*	Quotient Ltd	5,551
1,555	*	R1 RCM, Inc	26,668
576	*	RadNet, Inc	8,842
1,114	*	Repro-Med Systems, Inc	8,043
2,601		Resmed, Inc	445,889
118	*,e	Retractable Technologies, Inc	786
1,842	*,e	Rockwell Medical, Inc	1,971
250	*	SeaSpine Holdings Corp	3,575
1,678	*	Select Medical Holdings Corp	34,936
594	*	Shockwave Medical Inc	45,025
442	*	SI-BONE, Inc	10,484
1,519	*	Sientra, Inc	5,165
548	*	Silk Road Medical Inc	36,831
166		Simulations Plus, Inc	12,510
793	*	Staar Surgical Co	44,852
1,527		STERIS plc	269,042
6,207		Stryker Corp	1,293,353
837	*	Surgalign Holdings, Inc	1,515
328	*	Surgery Partners, Inc	7,183
300	*	SurModics, Inc	11,673
280	*,e	Tabula Rasa HealthCare, Inc	11,416
280	*	Tactile Systems Technology, Inc	10,245
1,069	*	Tandem Diabetes Care, Inc	121,331
1,340	*,e	Teladoc, Inc	293,782
818		Teleflex, Inc	278,464
1,521	*	Tenet Healthcare Corp	37,280
668	*	Tivity Health, Inc	9,365
347	*	Transmedics Group, Inc	4,782
378	*	Triple-S Management Corp (Class B)	6,755
16,912		UnitedHealth Group, Inc	5,272,654
1,348		Universal Health Services, Inc (Class B)	144,263
187		US Physical Therapy, Inc	16,247
49		Utah Medical Products, Inc	3,914
344	*	Vapotherm, Inc	9,976
587	*	Varex Imaging Corp	7,467
1,656	*	Varian Medical Systems, Inc	284,832
2,386	*	Veeva Systems, Inc	670,919

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,376	*	Venus Concept, Inc	$5,512
615	*,e	Viemed Healthcare, Inc	5,314
2,186	*,e	ViewRay, Inc	7,651
433	*	Vocera Communications, Inc	12,592
1,346		West Pharmaceutical Services, Inc	370,015
2,118	*,e	Wright Medical Group NV	64,684
3,694		Zimmer Biomet Holdings, Inc	502,901
341	*	Zynex Inc	5,950

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,174,013

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
722	*	BellRing Brands, Inc	14,974
160	*	Central Garden & Pet Co	6,389
580	*	Central Garden and Pet Co (Class A)	20,961
4,520		Church & Dwight Co, Inc	423,569
2,289		Clorox Co	481,079
15,042		Colgate-Palmolive Co	1,160,490
5,109		Coty, Inc	13,794
893	*	Edgewell Personal Care Co	24,897
326	*	elf Beauty, Inc	5,989
1,154		Energizer Holdings, Inc	45,168
3,920		Estee Lauder Cos (Class A)	855,540
1,810	*	Herbalife Nutrition Ltd	84,437
253		Inter Parfums, Inc	9,450
6,025		Kimberly-Clark Corp	889,652
160		Medifast, Inc	26,312
140	*	Nature’s Sunshine Products, Inc	1,620
992		Nu Skin Enterprises, Inc (Class A)	49,689
80		Oil-Dri Corp of America	2,862
43,661		Procter & Gamble Co	6,068,442
185	*,e	Revlon, Inc (Class A)	1,169
871		Reynolds Consumer Products Inc	26,670
808		Spectrum Brands Holdings, Inc	46,185
180	*	USANA Health Sciences, Inc	13,257
266		WD-40 Co	50,356

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,322,951

INSURANCE - 3.2%
12,567		Aflac, Inc	456,810
257		Alleghany Corp	133,756
5,521		Allstate Corp	519,747
699	*	AMBAC Financial Group, Inc	8,926
1,557		American Equity Investment Life Holding Co	34,238
1,392		American Financial Group, Inc	93,236
15,568		American International Group, Inc	428,587
98		American National Group, Inc	6,618
299		Amerisafe, Inc	17,151
4,145		Aon plc	855,114
6,987	*	Arch Capital Group Ltd	204,370
509	*	Argo Group International Holdings Ltd	17,525
3,466		Arthur J. Gallagher & Co	365,940
1,099		Assurant, Inc	133,320
1,586		Assured Guaranty Ltd	34,067
2,113	*	Athene Holding Ltd	72,011
1,578		Axis Capital Holdings Ltd	69,495
34,348	*	Berkshire Hathaway, Inc (Class B)	7,314,063
1,831	*	Brighthouse Financial, Inc	49,272
4,413		Brown & Brown, Inc	199,777
572	*	BRP Group, Inc	14,249
8,027		Chubb Ltd	932,095
2,719		Cincinnati Financial Corp	212,000
712	*	Citizens, Inc (Class A)	3,945
261		CNA Financial Corp	7,827
2,753		Conseco, Inc	44,158
143		Donegal Group, Inc (Class A)	2,012

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

494	*	eHealth, Inc	$39,026
488		Employers Holdings, Inc	14,762
247	*	Enstar Group Ltd	39,891
436		Erie Indemnity Co (Class A)	91,682
731		Everest Re Group Ltd	144,402
150		FBL Financial Group, Inc (Class A)	7,230
201		FedNat Holding Co	1,270
4,916		Fidelity National Financial Inc	153,920
1,977		First American Financial Corp	100,649
10,754	*	Genworth Financial, Inc (Class A)	36,026
1,976		Globe Life, Inc	157,882
727	*	GoHealth, Inc	9,469
128		Goosehead Insurance, Inc	11,084
463	*	Greenlight Capital Re Ltd (Class A)	3,116
724		Hanover Insurance Group, Inc	67,462
6,514		Hartford Financial Services Group, Inc	240,106
121		HCI Group, Inc	5,964
362		Heritage Insurance Holdings, Inc	3,663
637		Horace Mann Educators Corp	21,276
90		Independence Holding Co	3,394
23		Investors Title Co	2,991
648		James River Group Holdings Ltd	28,855
1,193		Kemper Corp	79,728
347		Kinsale Capital Group, Inc	65,992
184	*,e	Lemonade, Inc	9,148
3,518		Lincoln National Corp	110,219
4,406		Loews Corp	153,109
247	*	Markel Corp	240,504
9,058		Marsh & McLennan Cos, Inc	1,038,953
2,003	*	MBIA, Inc	12,138
429		Mercury General Corp	17,748
13,696		Metlife, Inc	509,080
1,362		National General Holdings Corp	45,968
35		National Western Life Group, Inc	6,397
158	*	NI Holdings, Inc	2,669
5,185		Old Republic International Corp	76,427
336	*	Palomar Holdings, Inc	35,025
727		Primerica, Inc	82,253
5,023		Principal Financial Group	202,276
820		ProAssurance Corp	12,825
10,417		Progressive Corp	986,177
144		Protective Insurance Corp	1,891
6,990		Prudential Financial, Inc	444,005
1,153		Reinsurance Group of America, Inc (Class A)	109,754
834		RenaissanceRe Holdings Ltd	141,563
600		RLI Corp	50,238
227		Safety Insurance Group, Inc	15,683
1,030		Selective Insurance Group, Inc	53,035
489	*	Selectquote, Inc	9,902
243		State Auto Financial Corp	3,344
351		Stewart Information Services Corp	15,349
1,153	*	Third Point Reinsurance Ltd	8,013
433		Tiptree Inc	2,143
4,482		Travelers Cos, Inc	484,908
515	*	Trupanion, Inc	40,634
338		United Fire Group Inc	6,868
255		United Insurance Holdings Corp	1,545
503		Universal Insurance Holdings, Inc	6,962
3,600		Unum Group	60,588
2,544		W.R. Berkley Corp	155,566
347	*	Watford Holdings Ltd	7,960
56		White Mountains Insurance Group Ltd	43,624
2,329		Willis Towers Watson plc	486,342

		TOTAL INSURANCE	19,250,982

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 2.8%
324		Advanced Emissions Solutions, Inc	$1,315
461	*	AdvanSix, Inc	5,938
3,949		Air Products & Chemicals, Inc	1,176,249
1,889		Albemarle Corp	168,650
3,306	*	Alcoa Corp	38,449
2,222	*	Allegheny Technologies, Inc	19,376
28,435		Amcor plc	314,207
429		American Vanguard Corp	5,637
2,424	*	Amyris, Inc	7,078
1,207		Aptargroup, Inc	136,632
1,763	*	Arconic Corp	33,585
271		Ardagh Group S.A.	3,808
1,151		Ashland Global Holdings, Inc	81,629
1,514		Avery Dennison Corp	193,550
1,490		Avient Corp	39,425
3,978	*	Axalta Coating Systems Ltd	88,192
605		Balchem Corp	59,066
5,786		Ball Corp	480,932
2,289	*	Berry Global Group, Inc	110,604
597		Boise Cascade Co	23,832
953		Cabot Corp	34,337
645		Caledonia Mining Corp plc	10,959
723		Carpenter Technology Corp	13,130
2,145		Celanese Corp (Series A)	230,480
831	*	Century Aluminum Co	5,917
3,995		CF Industries Holdings, Inc	122,686
111		Chase Corp	10,589
2,911		Chemours Co	60,869
261	*	Clearwater Paper Corp	9,902
7,433	e	Cleveland-Cliffs, Inc	47,720
535	*	CMC Materials, Inc	76,403
4,597	*	Coeur Mining, Inc	33,926
1,801		Commercial Metals Co	35,984
532		Compass Minerals International, Inc	31,574
13,566		Corteva, Inc	390,836
2,327	*	Crown Holdings, Inc	178,853
976		Domtar Corp	25,639
13,404		Dow, Inc	630,658
13,281		DuPont de Nemours, Inc	736,830
799		Eagle Materials, Inc	68,970
2,397		Eastman Chemical Co	187,254
4,399		Ecolab, Inc	879,096
3,394	*	Element Solutions, Inc	35,671
1,255	*	Ferro Corp	15,562
1,000	*,†	Ferroglobe plc	0
2,366		FMC Corp	250,583
325	*	Forterra, Inc	3,841
25,598		Freeport-McMoRan, Inc (Class B)	400,353
400		FutureFuel Corp	4,548
1,119	*	GCP Applied Technologies, Inc	23,443
816		Gold Resource Corp	2,783
4,828		Graphic Packaging Holding Co	68,026
395		Greif, Inc (Class A)	14,303
87		Greif, Inc (Class B)	3,435
784		H.B. Fuller Co	35,891
142		Hawkins, Inc	6,546
193		Haynes International, Inc	3,298
9,984		Hecla Mining Co	50,719
3,508		Huntsman Corp	77,913
823	*	Ingevity Corp	40,689
373		Innospec, Inc	23,618
1,890		International Flavors & Fragrances, Inc	231,430
7,037		International Paper Co	285,280
149	*	Intrepid Potash, Inc	1,258

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

261		Kaiser Aluminum Corp	$13,987
315	*	Koppers Holdings, Inc	6,587
468	*	Kraton Corp	8,340
357		Kronos Worldwide, Inc	4,591
9,410		Linde plc	2,240,803
2,532	*	Livent Corp	22,712
2,113		Louisiana-Pacific Corp	62,355
4,643		LyondellBasell Industries NV	327,285
2,371	*	Marrone Bio Innovations, Inc	2,893
1,122		Martin Marietta Materials, Inc	264,074
300		Materion Corp	15,609
741		Minerals Technologies, Inc	37,865
6,456		Mosaic Co	117,951
371		Myers Industries, Inc	4,908
257		Neenah Inc	9,630
131		NewMarket Corp	44,844
14,441		Newmont Goldcorp Corp	916,281
3,868	*	Novagold Resources Inc	45,991
5,438		Nucor Corp	243,949
2,868		O-I Glass, Inc	30,372
3,054		Olin Corp	37,809
163		Olympic Steel, Inc	1,852
1,050		Orion Engineered Carbons SA	13,135
1,735		Packaging Corp of America	189,202
658		PH Glatfelter Co	9,061
4,254		PPG Industries, Inc	519,328
868	*	PQ Group Holdings, Inc	8,906
201		Quaker Chemical Corp	36,122
877	*	Rayonier Advanced Materials, Inc	2,806
1,096		Reliance Steel & Aluminum Co	111,836
1,158		Royal Gold, Inc	139,157
2,346		RPM International, Inc	194,343
272	*	Ryerson Holding Corp	1,559
421		Schnitzer Steel Industries, Inc (Class A)	8,096
670		Schweitzer-Mauduit International, Inc	20,361
716		Scotts Miracle-Gro Co (Class A)	109,484
2,697		Sealed Air Corp	104,671
907		Sensient Technologies Corp	52,370
1,484		Sherwin-Williams Co	1,033,962
1,204		Silgan Holdings, Inc	44,271
1,952		Sonoco Products Co	99,689
1,339		Southern Copper Corp (NY)	60,617
3,643		Steel Dynamics, Inc	104,299
410		Stepan Co	44,690
1,996	*	Summit Materials, Inc	33,014
1,010		SunCoke Energy, Inc	3,454
717	*	TimkenSteel Corp	2,545
322	*	Trecora Resources	1,977
394		Tredegar Corp	5,859
733		Trinseo S.A.	18,794
1,458		Tronox Holdings plc	11,474
1,265		UFP Industries, Inc	71,485
97	*	UFP Technologies, Inc	4,018
30		United States Lime & Minerals, Inc	2,703
3,845	e	United States Steel Corp	28,222
238	*	US Concrete, Inc	6,912
3,456		Valvoline, Inc	65,802
1,196		Verso Corp	9,436
2,303		Vulcan Materials Co	312,149
1,163		Warrior Met Coal, Inc	19,864
559		Westlake Chemical Corp	35,340
4,647		WestRock Co	161,437
702		Worthington Industries, Inc	28,628
1,011		WR Grace and Co	40,733

		TOTAL MATERIALS	16,622,455

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 8.1%
13,598		Activision Blizzard, Inc	$1,100,758
5,377	*	Alphabet, Inc (Class A)	7,880,531
5,306	*	Alphabet, Inc (Class C)	7,797,698
5,822	*	Altice USA, Inc	151,372
855	e	AMC Entertainment Holdings, Inc	4,027
741	*	AMC Networks, Inc	18,310
210	*,e	Black Diamond Therapeutics, Inc	6,348
380	*	Boston Omaha Corp	6,080
89		Cable One, Inc	167,803
460	*,e	Cardlytics, Inc	32,462
1,488	*	Cargurus, Inc	32,185
1,131	*	Cars.com, Inc	9,138
1,847	*	Central European Media Enterprises Ltd (Class A)	7,739
2,684	*	Charter Communications, Inc	1,675,729
2,021		Cinemark Holdings, Inc	20,210
81,121		Comcast Corp (Class A)	3,752,657
17	*,e	Daily Journal Corp	4,114
2,011	*	DHI Group, Inc	4,545
2,851	*,e	Discovery, Inc (Class A)	62,066
6,033	*	Discovery, Inc (Class C)	118,247
4,492	*	DISH Network Corp (Class A)	130,403
5,074	*	Electronic Arts, Inc	661,700
2,184		Entercom Communications Corp (Class A)	3,516
1,005		Entravision Communications Corp (Class A)	1,528
454	*,e	Eros International plc	1,003
641	*,e	Eventbrite Inc	6,955
249	*	EverQuote Inc	9,621
916		EW Scripps Co (Class A)	10,479
43,043	*	Facebook, Inc	11,272,962
1,809	*	Fluent, Inc	4,486
6,206		Fox Corp (Class A)	172,713
2,830		Fox Corp (Class B)	79,155
142	*	Gaia, Inc	1,396
7,680	e	Gannett Co, Inc	9,984
2,289	*	Glu Mobile, Inc	17,568
1,876	*	Gray Television, Inc	25,833
248	*	Hemisphere Media Group, Inc	2,155
1,063	*,e	iHeartMedia, Inc	8,632
902	*	Imax Corp	10,788
7,004		Interpublic Group of Cos, Inc	116,757
693		John Wiley & Sons, Inc (Class A)	21,975
170	*	Liberty Braves Group (Class A)	3,550
525	*	Liberty Braves Group (Class C)	11,030
471	*	Liberty Broadband Corp (Class A)	66,793
1,881	*	Liberty Broadband Corp (Class C)	268,738
398	*	Liberty Media Group (Class A)	13,337
3,565	*	Liberty Media Group (Class C)	129,303
1,592	*	Liberty SiriusXM Group (Class A)	52,807
3,230	*	Liberty SiriusXM Group (Class C)	106,848
1,108	*	Liberty TripAdvisor Holdings, Inc	1,917
786	*	Lions Gate Entertainment Corp (Class A)	7,451
1,548	*	Lions Gate Entertainment Corp (Class B)	13,499
2,516	*	Live Nation, Inc	135,562
439	*,e	LiveXLive Media, Inc	1,139
200		Loral Space & Communications, Inc	3,660
336	*	Madison Square Garden Co	50,561
336	*	Madison Square Garden Entertainment Corp	23,013
294		Marcus Corp	2,273
3,973	*	Match Group, Inc	439,612
597		Meredith Corp	7,833
934	*	MSG Networks, Inc	8,938
970		National CineMedia, Inc	2,634
7,643	*	Netflix, Inc	3,821,729
2,867		New York Times Co (Class A)	122,679

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,379		News Corp (Class A)	$89,434
1,884		News Corp (Class B)	26,338
706		Nexstar Media Group Inc	63,491
3,956		Omnicom Group, Inc	195,822
7,175	*	Pinterest, Inc	297,834
1,085	*	QuinStreet, Inc	17,186
1,825	*	Roku, Inc	344,560
51		Saga Communications, Inc	1,014
438		Scholastic Corp	9,194
1,071	e	Sinclair Broadcast Group, Inc (Class A)	20,595
21,717		Sirius XM Holdings, Inc	116,403
2,373	*	Spotify Technology S.A.	575,619
2,057	*	Take-Two Interactive Software, Inc	339,858
317	*	TechTarget, Inc	13,935
4,451		TEGNA, Inc	52,299
414		Tribune Publishing Co	4,827
1,758		TripAdvisor, Inc	34,439
963	*	TrueCar, Inc	4,815
13,717	*	Twitter, Inc	610,407
89		ViacomCBS, Inc (Class A)	2,696
9,833		ViacomCBS, Inc (Class B)	275,422
32,457		Walt Disney Co	4,027,265
341	*	WideOpenWest, Inc	1,770
894		World Wrestling Entertainment, Inc (Class A)	36,180
1,209	*	Yelp, Inc	24,289
1,056	*	Zillow Group, Inc (Class A)	107,226
2,429	*,e	Zillow Group, Inc (Class C)	246,762
16,643	*	Zynga, Inc	151,784

		TOTAL MEDIA & ENTERTAINMENT	48,407,998

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
968	*	10X Genomics, Inc	120,690
31,613		AbbVie, Inc	2,768,983
2,140	*	Abeona Therapeutics, Inc	2,183
2,077	*	Acadia Pharmaceuticals, Inc	85,676
406	*,e	Accelerate Diagnostics, Inc	4,328
843	*	Acceleron Pharma, Inc	94,863
1,198	*	Adaptive Biotechnologies Corp	58,259
4,274	*	Aduro Biotech, Inc	10,386
1,303	*	Adverum Biotechnologies, Inc	13,421
1,425	*	Aeglea BioTherapeutics, Inc	10,103
702	*	Aerie Pharmaceuticals, Inc	8,263
1,315	*	Affimed NV	4,458
2,431	*	Agenus, Inc	9,724
3,534	*,e	Agile Therapeutics, Inc	10,743
5,650		Agilent Technologies, Inc	570,311
1,081	*	Agios Pharmaceuticals, Inc	37,835
554	*	Aimmune Therapeutics, Inc	19,085
239	*	Akcea Therapeutics, Inc	4,335
2,414	*	Akebia Therapeutics, Inc	6,059
198	*	Akero Therapeutics, Inc	6,096
216	*	Akouos, Inc	4,940
147	*	Albireo Pharma, Inc	4,905
1,801	*,†	Alder Biopharmaceuticals Inc	1,585
824	*	Alector, Inc	8,681
3,746	*	Alexion Pharmaceuticals, Inc	428,655
2,871	*	Alkermes plc	47,573
430	*,e	Allakos, Inc	35,024
897	*	Allogene Therapeutics, Inc	33,826
279	*	Allovir, Inc	7,673
2,045	*	Alnylam Pharmaceuticals, Inc	297,752
219	*	ALX Oncology Holdings, Inc	8,265
533	*	AMAG Pharmaceuticals, Inc	5,010
10,556		Amgen, Inc	2,682,913
4,499	*	Amicus Therapeutics, Inc	63,526

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,013	*	Amneal Pharmaceuticals, Inc	$7,810
552	*	Amphastar Pharmaceuticals, Inc	10,350
305	*	AnaptysBio, Inc	4,499
1,126	*,e	Anavex Life Sciences Corp	5,123
121	*	ANI Pharmaceuticals, Inc	3,413
216	*	Anika Therapeutics, Inc	7,644
1,139	*	Apellis Pharmaceuticals, Inc	34,364
214	*	Applied Molecular Transport, Inc	6,810
239	*	Applied Therapeutics, Inc	4,962
252	*	Aprea Therapeutics, Inc	6,063
370	*	Aquestive Therapeutics, Inc	1,796
237	*	Arcturus Therapeutics Holdings, Inc	10,167
524	*	Arcus Biosciences, Inc	8,981
163	*,e	Arcutis Biotherapeutics, Inc	4,776
1,294	*	Ardelyx, Inc	6,794
994	*	Arena Pharmaceuticals, Inc	74,341
1,723	*	Arrowhead Pharmaceuticals Inc	74,192
517	*	Arvinas, Inc	12,206
2,170	*,e	Aspira Women’s Health, Inc	6,694
540	*	Assembly Biosciences, Inc	8,878
719	*	Atara Biotherapeutics, Inc	9,318
1,288	*	Athenex, Inc	15,585
1,583	*	Athersys, Inc	3,087
377	*	Atreca, Inc	5,267
7,986	*	Avantor, Inc	179,605
913	*	Avenue Therapeutics, Inc	9,888
813	*	Avid Bioservices, Inc	6,195
261	*	Avidity Biosciences, Inc	7,347
621	*	Avrobio, Inc	8,085
493	*	Axsome Therapeutics, Inc	35,126
6,623	*,e	Aytu BioScience, Inc	7,881
208	*,e	Beam Therapeutics, Inc	5,121
758	*,e	Bellerophon Therapeutics, Inc	7,716
218	*	Berkeley Lights, Inc	16,647
2,781	*	BioCryst Pharmaceuticals, Inc	9,553
1,476	*	BioDelivery Sciences International, Inc	5,506
2,827	*	Biogen, Inc	801,963
836	*	Biohaven Pharmaceutical Holding Co Ltd	54,348
3,224	*	BioMarin Pharmaceutical, Inc	245,282
379	*	Bio-Rad Laboratories, Inc (Class A)	195,359
89	*	Biospecifics Technologies Corp	4,702
657		Bio-Techne Corp	162,759
200	*	Bioxcel Therapeutics Inc	8,672
1,143	*	Bluebird Bio, Inc	61,665
957	*	Blueprint Medicines Corp	88,714
483	*,e	BrainStorm Cell Therapeutics, Inc	8,172
1,343	*,e	Bridgebio Pharma, Inc	50,389
40,584		Bristol-Myers Squibb Co	2,446,809
1,641		Bruker BioSciences Corp	65,230
470	*	Calithera Biosciences, Inc	1,622
390	*,e	Calyxt, Inc	2,141
425	*	Cara Therapeutics, Inc	5,408
744	*	CareDx, Inc	28,227
807	*	CASI Pharmaceuticals, Inc	1,235
180	*	Castle Biosciences, Inc	9,261
2,649	*	Catalent, Inc	226,913
2,895	*	Catalyst Pharmaceuticals, Inc	8,598
349	*	Cellular Biomedicine Group, Inc	6,401
636	*,e	CEL-SCI Corp	8,109
1,640	*	Cerecor Inc	3,731
1,068	*	Champions Oncology, Inc	9,879
837	*	Charles River Laboratories International, Inc	189,539
2,254	*,e	Checkpoint Therapeutics Inc	6,041
823	*	ChemoCentryx, Inc	45,100
1,052	*	Chiasma, Inc	4,524
913	*	Chimerix, Inc	2,273

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,076	*,e	ChromaDex Corp	$4,315
1,365	*,e	Clovis Oncology, Inc	7,958
646	*	Codexis, Inc	7,584
4,202	*	Cohbar, Inc	3,990
1,104	*	Coherus Biosciences, Inc	20,247
902	*	Collegium Pharmaceutical, Inc	18,780
271	*	Concert Pharmaceuticals, Inc	2,661
480	*	Constellation Pharmaceuticals, Inc	9,725
708	*,e	Corbus Pharmaceuticals Holdings, Inc	1,274
1,983	*	Corcept Therapeutics, Inc	34,514
1,038	*,e	CorMedix Inc	6,259
410	*	Cortexyme Inc	20,500
477	*	Crinetics Pharmaceuticals, Inc	7,475
707	*	Cue Biopharma, Inc	10,640
949	*	Cymabay Therapeutics, Inc	6,871
991	*	Cytokinetics, Inc	21,455
459	*	CytomX Therapeutics, Inc	3,052
610	*	Deciphera Pharmaceuticals, Inc	31,293
957	*	Denali Therapeutics, Inc	34,289
1,142	*	Dicerna Pharmaceuticals, Inc	20,545
3,554	*	Durect Corp	6,077
1,710	*,e	Dynavax Technologies Corp	7,387
122	*	Eagle Pharmaceuticals, Inc	5,183
969	*	Editas Medicine, Inc	27,190
279	*	Eidos Therapeutics, Inc	14,098
426	*	Eiger BioPharmaceuticals, Inc	3,468
7,079	*	Elanco Animal Health, Inc	197,717
15,104		Eli Lilly & Co	2,235,694
1,184	*	Eloxx Pharmaceuticals, Inc	3,114
788	*	Emergent Biosolutions, Inc	81,424
232	*	Enanta Pharmaceuticals, Inc	10,621
3,476	*	Endo International plc	11,471
1,795	*	Epizyme, Inc	21,414
495	*,e	Esperion Thereapeutics, Inc	18,399
2,630	*	Evelo Biosciences, Inc	13,860
271	*,e	Evofem Biosciences Inc	640
159	*,e	Evolus, Inc	622
2,660	*	Exact Sciences Corp	271,187
5,221	*	Exelixis, Inc	127,653
3,547	*	Exicure, Inc	6,207
1,157	*	Fate Therapeutics, Inc	46,245
1,457	*	FibroGen, Inc	59,912
428	*	Five Prime Therapeutics, Inc	2,012
438	*	Flexion Therapeutics, Inc	4,560
1,214	*	Fluidigm Corp	9,020
252	*	Forma Therapeutics Holdings, Inc	12,560
3,677	*	Fortress Biotech, Inc	14,855
497	*,e	Frequency Therapeutics, Inc	9,547
532	*,e	Fulcrum Therapeutics, Inc	4,219
626	*	G1 Therapeutics, Inc	7,230
279	*	Generation Bio Co	8,624
3,958	*,e	Geron Corp	6,887
22,677		Gilead Sciences, Inc	1,432,960
1,063	*	Global Blood Therapeutics, Inc	58,614
541	*	GlycoMimetics, Inc	1,661
1,085	*	Gossamer Bio, Inc	13,465
815	*	Gritstone Oncology, Inc	2,160
2,341	*	Halozyme Therapeutics, Inc	61,522
254	*	Harpoon Therapeutics, Inc	4,315
1,529	*	Heron Therapeutics, Inc	22,660
600	*	Homology Medicines, Inc	6,420
3,357	*	Horizon Therapeutics Plc	260,772
1,668	*,e	iBio, Inc	3,386
125	*	IGM Biosciences, Inc	9,226
2,653	*	Illumina, Inc	819,989
3,250	*	Immunogen, Inc	11,700

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,683	*	Immunomedics, Inc	$313,166
328	*	Immunovant, Inc	11,542
3,290	*	Incyte Corp	295,245
1,186	*	Innoviva, Inc	12,394
2,606	*,e	Inovio Pharmaceuticals, Inc	30,230
1,788	*	Insmed, Inc	57,466
1,074	*	Intellia Therapeutics, Inc	21,351
455	*	Intercept Pharmaceuticals, Inc	18,864
388	*	Intersect ENT, Inc	6,328
967	*	Intra-Cellular Therapies, Inc	24,813
2,050	*,e	Invitae Corp	88,868
2,281	*	Ionis Pharmaceuticals, Inc	108,233
2,420	*	Iovance Biotherapeutics, Inc	79,666
3,377	*	IQVIA Holdings, Inc	532,317
2,735	*	Ironwood Pharmaceuticals, Inc	24,601
1,613	*	IVERIC bio, Inc	9,097
1,000	*	Jazz Pharmaceuticals plc	142,590
47,240		Johnson & Johnson	7,033,091
461	*	Jounce Therapeutics, Inc	3,762
3,128	*	Kadmon Holdings, Inc	12,262
798	*,e	Kala Pharmaceuticals, Inc	5,985
390	*	KalVista Pharmaceuticals Inc	4,910
269	*	Karuna Therapeutics, Inc	20,799
1,306	*	Karyopharm Therapeutics, Inc	19,068
1,049	*	Kezar Life Sciences, Inc	5,077
977	*	Kindred Biosciences, Inc	4,191
334	*	Kiniksa Pharmaceuticals Ltd	5,117
530	*	Kodiak Sciences, Inc	31,381
199	*	Krystal Biotech Inc	8,567
918	*	Kura Oncology, Inc	28,128
1,211	*,e	La Jolla Pharmaceutical Co	4,880
429	*	Lannett Co, Inc	2,621
657	*,e	Lexicon Pharmaceuticals, Inc	946
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	29,073
908	*	Liquidia Technologies, Inc	4,467
674	*,e	LogicBio Therapeutics, Inc	6,120
628		Luminex Corp	16,485
842	*	MacroGenics, Inc	21,210
152	*	Madrigal Pharmaceuticals, Inc	18,047
395	*	Magenta Therapeutics, Inc	2,686
2,279	*,e	MannKind Corp	4,285
693	*,e	Marinus Pharmaceuticals, Inc	8,905
458	*	MediciNova, Inc	2,400
535	*	Medpace Holdings, Inc	59,786
1,875	*	MEI Pharma, Inc	5,850
206	*	MeiraGTx Holdings plc	2,727
45,386		Merck & Co, Inc	3,764,769
944	*	Mersana Therapeutics, Inc	17,577
425	*	Mettler-Toledo International, Inc	410,444
553	*	Minerva Neurosciences, Inc	1,759
651	*	Mirati Therapeutics, Inc	108,099
5,107	*	Moderna, Inc	361,320
512	*	Molecular Templates, Inc	5,591
2,222	*	Momenta Pharmaceuticals, Inc	116,611
244	*,e	Morphic Holding, Inc	6,671
2,333	*	Mustang Bio, Inc	7,349
9,534	*	Mylan NV	141,389
880	*	MyoKardia, Inc	119,970
1,012	*	Myriad Genetics, Inc	13,197
771	*	NanoString Technologies, Inc	34,464
506	*,e	NantKwest, Inc	3,509
1,238	*	Natera, Inc	89,433
3,021	*	Nektar Therapeutics	50,118
1,811	*	NeoGenomics, Inc	66,808
538	*	Neoleukin Therapeutics, Inc	6,456
1,620	*	Neurocrine Biosciences, Inc	155,779

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

255	*	NextCure Inc	$2,244
443	*	NGM Biopharmaceuticals Inc	7,048
341	*	Nkarta, Inc	10,250
1,041	*	Novavax, Inc	112,792
172	*	Nurix Therapeutics, Inc	6,005
2,778	*,e	Nymox Pharmaceutical Corp	6,834
362	*	Ocular Therapeutix, Inc	2,755
230	*	Odonate Therapeutics, Inc	3,089
652	*,e	Omeros Corp	6,588
2,006	*	Oncocyte Corp	2,788
5,196	*,e	Opko Health, Inc	19,173
258	*,e	Optinose, Inc	1,006
1,465	*	Orgenesis, Inc	7,384
784	*,e	Ovid therapeutics, Inc	4,500
3,121	*	Pacific Biosciences of California, Inc	30,804
609	*	Pacira BioSciences Inc	36,613
916	*	Paratek Pharmaceuticals, Inc	4,956
233	*	Passage Bio, Inc	3,055
2,346	*	PDL BioPharma, Inc	7,390
1,920		PerkinElmer, Inc	240,979
2,396		Perrigo Co plc	110,000
407	*	Personalis, Inc	8,820
99,850		Pfizer, Inc	3,664,495
195	*	Phathom Pharmaceuticals, Inc	7,151
293		Phibro Animal Health Corp	5,098
529	*	Pieris Pharmaceuticals, Inc	1,095
256	*	Pliant Therapeutics, Inc	5,798
1,084	*	PRA Health Sciences, Inc	109,961
654	*	Precision BioSciences Inc	4,029
817	*	Prestige Consumer Healthcare, Inc.	29,755
1,110	*,†	Progenics Pharmaceuticals, Inc	0
398	*	Protagonist Therapeutics, Inc	7,781
594	*	Prothena Corp plc	5,934
750	*,e	Provention Bio, Inc	9,623
1,091	*	PTC Therapeutics, Inc	51,004
453	*	Puma Biotechnology, Inc	4,571
3,971	*	QIAGEN NV	207,525
334	*	Quanterix Corp	11,269
582	*	Radius Health, Inc	6,600
192	*	RAPT Therapeutics, Inc	6,182
446	*	Reata Pharmaceuticals, Inc	43,449
22	*	Recro Pharma, Inc	46
1,739	*	Regeneron Pharmaceuticals, Inc	973,457
641	*	REGENXBIO, Inc	17,640
575	*	Relay Therapeutics, Inc	24,489
249	*,e	Relmada Therapeutics, Inc	9,367
918	*	Repligen Corp	135,442
560	*	Replimune Group, Inc	12,891
594	*	Retrophin, Inc	10,965
1,100	*	Revance Therapeutics, Inc	27,654
680	*	REVOLUTION Medicines, Inc	23,664
568	*	Rhythm Pharmaceuticals, Inc	12,309
1,863	*	Rigel Pharmaceuticals, Inc	4,471
856	*	Rocket Pharmaceuticals, Inc	19,568
1,378		Royalty Pharma plc	57,973
1,149	*	Rubius Therapeutics, Inc	5,757
944	*	Sage Therapeutics, Inc	57,697
1,935	*	Sangamo Therapeutics Inc	18,286
1,328	*	Sarepta Therapeutics, Inc	186,491
162	*,e	Satsuma Pharmaceuticals, Inc	630
640	*	Scholar Rock Holding Corp	11,322
516	*	Schrodinger, Inc	24,515
2,177	*	Seattle Genetics, Inc	426,017
3,323	*	Selecta Biosciences, Inc	8,241
1,040	*	Seres Therapeutics, Inc	29,442
842	*	SIGA Technologies, Inc	5,785

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,525	*,e	Soleno Therapeutics, Inc	$13,868
625	*	Solid Biosciences, Inc	1,269
3,244	*,e	Sorrento Therapeutics, Inc	36,171
1,594	*	Spectrum Pharmaceuticals, Inc	6,504
683	*	Spero Therapeutics, Inc	7,622
373	*	SpringWorks Therapeutics, Inc	17,781
311	*	Stoke Therapeutics, Inc	10,415
2,342	*	Strongbridge Biopharma plc	4,918
725	*	Supernus Pharmaceuticals, Inc	15,109
582	*,e	Sutro Biopharma, Inc	5,849
555	*	Syndax Pharmaceuticals, Inc	8,192
1,109	*	Syneos Health, Inc	58,954
1,268	*	Syros Pharmaceuticals, Inc	11,209
639	*	TCR2 Therapeutics Inc	12,985
1,920	*	TG Therapeutics, Inc	51,379
2,459	*,e	TherapeuticsMD, Inc	3,885
661	*	Theravance Biopharma, Inc	9,773
7,093		Thermo Fisher Scientific, Inc	3,131,701
909	*	Translate Bio, Inc	12,372
650	*	Tricida, Inc	5,889
502	*	Turning Point Therapeutics Inc	43,855
529	*	Twist Bioscience Corp	40,188
4,055	*,e	Tyme Technologies, Inc	3,974
996	*	Ultragenyx Pharmaceutical, Inc	81,861
751	*	United Therapeutics Corp	75,851
415	*,e	UNITY Biotechnology, Inc	1,436
496	*,e	UroGen Pharma Ltd	9,568
677	*	Vanda Pharmaceuticals, Inc	6,540
1,076	*,e	Vaxart, Inc	7,155
361	*	Vaxcyte, Inc	17,826
3,113	*,e	VBI Vaccines, Inc	8,903
818	*	Veracyte, Inc	26,577
2,895	*,e	Verastem, Inc	3,503
597	*	Vericel Corp	11,062
295	*,e	Verrica Pharmaceuticals, Inc	2,283
699	*	Versartis, Inc	3,285
4,703	*	Vertex Pharmaceuticals, Inc	1,279,780
353	*	Viela Bio, Inc	9,912
1,907	*,e	Viking Therapeutics, Inc	11,099
820	*	Vir Biotechnology, Inc	28,151
593	*	Voyager Therapeutics, Inc	6,327
98	*,e	VYNE Therapeutics, Inc	163
1,120	*	Waters Corp	219,162
504	*	WaVe Life Sciences Ltd	4,279
748	*	X4 Pharmaceuticals, Inc	5,064
344	*,e	XBiotech, Inc	6,567
962	*	Xencor, Inc	37,316
740	*,e	Xeris Pharmaceuticals, Inc	4,388
525	*	Y-mAbs Therapeutics, Inc	20,155
172	*	Zentalis Pharmaceuticals, Inc	5,623
3,757	*,e	ZIOPHARM Oncology, Inc	9,468
8,482		Zoetis, Inc	1,402,668
966	*	Zogenix, Inc	17,320

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	47,480,935

REAL ESTATE - 3.3%
1,300		Acadia Realty Trust	13,650
848		Agree Realty Corp	53,967
1,021		Alexander & Baldwin, Inc	11,445
57		Alexander’s, Inc	13,978
2,221		Alexandria Real Estate Equities, Inc	355,360
196	*,e	Altisource Portfolio Solutions S.A.	2,483
714		American Assets Trust, Inc	17,200
2,413		American Campus Communities, Inc	84,262
1,878		American Finance Trust, Inc	11,775

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,773		American Homes 4 Rent	$135,935
1,157	*	American Realty Investors, Inc	10,494
7,900		American Tower Corp	1,909,667
3,364		Americold Realty Trust	120,263
2,760		Apartment Investment & Management Co	93,067
4,063		Apple Hospitality REIT, Inc	39,045
1,769		Armada Hoffler Properties, Inc	16,381
2,519		AvalonBay Communities, Inc	376,187
379		Bluerock Residential Growth REIT, Inc	2,873
2,732		Boston Properties, Inc	219,380
2,649		Brandywine Realty Trust	27,391
5,555		Brixmor Property Group, Inc	64,938
881		Brookfield Property REIT, Inc	10,783
572		Brt Realty Trust	6,738
1,599		Camden Property Trust	142,279
1,679		CareTrust REIT, Inc	29,878
568		CatchMark Timber Trust, Inc	5,072
5,978	*	CBRE Group, Inc	280,787
572		Chatham Lodging Trust	4,359
262		CIM Commercial Trust Corp	2,583
471		City Office REIT, Inc	3,542
588		Clipper Realty, Inc	3,557
8,422		Colony Capital, Inc	22,992
1,903		Columbia Property Trust, Inc	20,762
544		Community Healthcare Trust, Inc	25,437
2,056		CoreCivic, Inc	16,448
185		CorEnergy Infrastructure Trust, Inc	1,080
675		CorePoint Lodging, Inc	3,679
696		Coresite Realty	82,741
2,132		Corporate Office Properties Trust	50,571
2,578		Cousins Properties, Inc	73,705
7,440		Crown Castle International Corp	1,238,760
74		CTO Realty Growth, Inc	3,263
3,658		CubeSmart	118,190
1,631	*	Cushman & Wakefield plc	17,142
2,071		CyrusOne, Inc	145,032
3,453		DiamondRock Hospitality Co	17,507
4,835		Digital Realty Trust, Inc	709,585
4,896		Diversified Healthcare Trust	17,234
2,632		Douglas Emmett, Inc	66,063
6,516		Duke Realty Corp	240,440
1,427		Easterly Government Properties, Inc	31,979
673		EastGroup Properties, Inc	87,039
3,012		Empire State Realty Trust, Inc	18,433
1,375		EPR Properties	37,813
1,589		Equinix, Inc	1,207,847
1,868		Equity Commonwealth	49,745
3,276		Equity Lifestyle Properties, Inc	200,819
6,486		Equity Residential	332,926
1,394		Essential Properties Realty Trust, Inc	25,538
1,175		Essex Property Trust, Inc	235,928
515	*	eXp World Holdings Inc	20,775
2,226		Extra Space Storage, Inc	238,160
482		Farmland Partners, Inc	3,210
1,347		Federal Realty Investment Trust	98,924
2,259		First Industrial Realty Trust, Inc	89,908
240	*	Forestar Group, Inc	4,248
1,235		Four Corners Property Trust, Inc	31,604
1,621		Franklin Street Properties Corp	5,933
874		Front Yard Residential Corp	7,639
102	*	FRP Holdings, Inc	4,250
3,658		Gaming and Leisure Properties, Inc	135,090
2,553		Geo Group, Inc	28,951
763		Getty Realty Corp	19,846
475		Gladstone Commercial Corp	8,004
687		Gladstone Land Corp	10,319

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,151		Global Medical REIT, Inc	$15,539
1,848		Global Net Lease, Inc	29,383
2,421		Healthcare Realty Trust, Inc	72,921
3,603		Healthcare Trust of America, Inc	93,678
9,296		Healthpeak Properties Inc	252,386
697		Hersha Hospitality Trust	3,861
1,796		Highwoods Properties, Inc	60,292
12,997		Host Hotels and Resorts, Inc	140,238
692	*	Howard Hughes Corp	39,859
2,438		Hudson Pacific Properties	53,465
2,499		Independence Realty Trust, Inc	28,963
1,471		Industrial Logistics Properties Trust	32,171
379		Innovative Industrial Properties, Inc	47,038
192		Investors Real Estate Trust	12,513
9,619		Invitation Homes, Inc	269,236
4,939		Iron Mountain, Inc	132,316
1,070		iStar Inc	12,637
2,053		JBG SMITH Properties	54,897
145		Jernigan Capital, Inc	2,485
940		Jones Lang LaSalle, Inc	89,920
2,137		Kennedy-Wilson Holdings, Inc	31,029
1,970		Kilroy Realty Corp	102,361
7,240		Kimco Realty Corp	81,522
1,264		Kite Realty Group Trust	14,637
1,519		Lamar Advertising Co	100,512
5,428		Lexington Realty Trust	56,723
858		Life Storage, Inc	90,322
917		LTC Properties, Inc	31,967
2,677		Macerich Co	18,177
1,437		Mack-Cali Realty Corp	18,135
406	*	Marcus & Millichap, Inc	11,173
169	*	Maui Land & Pineapple Co, Inc	1,829
9,371		Medical Properties Trust, Inc	165,211
2,012		Mid-America Apartment Communities, Inc	233,291
2,033		Monmouth Real Estate Investment Corp (Class A)	28,157
885		National Health Investors, Inc	53,339
3,044		National Retail Properties, Inc	105,048
1,008		National Storage Affiliates Trust	32,972
3,834		New Senior Investment Group, Inc	15,336
2,520		Newmark Group, Inc	10,886
478		NexPoint Residential Trust, Inc	21,199
965		Office Properties Income Trust	19,995
3,987		Omega Healthcare Investors, Inc	119,371
253		One Liberty Properties, Inc	4,139
2,970		Outfront Media, Inc	43,214
3,099		Paramount Group, Inc	21,941
4,260		Park Hotels & Resorts, Inc	42,557
2,135		Pebblebrook Hotel Trust	26,752
3,336		Physicians Realty Trust	59,748
2,219		Piedmont Office Realty Trust, Inc	30,112
1,281		PotlatchDeltic Corp	53,930
1,193		Preferred Apartment Communities, Inc	6,442
13,193		Prologis, Inc	1,327,480
358		PS Business Parks, Inc	43,816
2,646		Public Storage, Inc	589,317
1,162		QTS Realty Trust, Inc	73,229
302	*	Rafael Holdings, Inc	4,681
2,525		Rayonier, Inc	66,761
349		Re/Max Holdings, Inc	11,423
2,208	*	Realogy Holdings Corp	20,844
6,053		Realty Income Corp	367,720
1,597	*	Redfin Corp	79,738
2,945		Regency Centers Corp	111,969
2,533		Retail Opportunities Investment Corp	26,381
3,851		Retail Properties of America, Inc	22,374
274		Retail Value, Inc	3,444

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,165		Rexford Industrial Realty, Inc	$99,070
3,486		RLJ Lodging Trust	30,189
497		RMR Group, Inc	13,653
1,201		RPT Realty	6,533
778		Ryman Hospitality Properties	28,630
3,697		Sabra Healthcare REIT, Inc	50,963
319		Safehold, Inc	19,810
445		Saul Centers, Inc	11,828
2,007		SBA Communications Corp	639,189
793	*	Seritage Growth Properties	10,666
3,197		Service Properties Trust	25,416
5,464		Simon Property Group, Inc	353,412
2,580		SITE Centers Corp	18,576
1,436		SL Green Realty Corp	66,587
1,927		Spirit Realty Capital, Inc	65,036
831	*	St. Joe Co	17,144
2,541		STAG Industrial, Inc	77,475
3,908		STORE Capital Corp	107,196
93	*	Stratus Properties, Inc	2,005
2,137		Summit Hotel Properties, Inc	11,070
1,680		Sun Communities, Inc	236,225
4,750		Sunstone Hotel Investors, Inc	37,715
1,459		Tanger Factory Outlet Centers, Inc	8,798
1,248		Taubman Centers, Inc	41,546
268	*	Tejon Ranch Co	3,792
1,413		Terreno Realty Corp	77,376
5,209		UDR, Inc	169,866
435		UMH Properties, Inc	5,890
3,290		Uniti Group, Inc	34,660
198		Universal Health Realty Income Trust	11,284
2,537		Urban Edge Properties	24,660
1,302		Urstadt Biddle Properties, Inc (Class A)	11,978
6,646		Ventas, Inc	278,866
18,626		VEREIT, Inc	121,069
9,547		VICI Properties, Inc	223,113
3,062		Vornado Realty Trust	103,220
1,848		Washington REIT	37,200
2,450		Weingarten Realty Investors	41,552
7,527		Welltower, Inc	414,662
13,181		Weyerhaeuser Co	375,922
550		Whitestone REIT	3,300
2,940		WP Carey, Inc	191,570
2,548		Xenia Hotels & Resorts, Inc	22,371

		TOTAL REAL ESTATE	19,850,963

RETAILING - 7.6%
426	*	1-800-FLOWERS.COM, Inc (Class A)	10,624
1,334		Aaron’s, Inc	75,571
1,074		Abercrombie & Fitch Co (Class A)	14,961
1,214		Advance Auto Parts, Inc	186,349
7,600	*	Amazon.com, Inc	23,930,348
2,547	e	American Eagle Outfitters, Inc	37,721
122	*	America’s Car-Mart, Inc	10,355
305	*	Asbury Automotive Group, Inc	29,722
908	*	At Home Group, Inc	13,493
1,001	*	Autonation, Inc	52,983
423	*	AutoZone, Inc	498,142
2,179	e	Bed Bath & Beyond, Inc	32,641
4,166		Best Buy Co, Inc	463,634
744		Big Lots, Inc	33,182
2,427	*	BJ’s Wholesale Club Holdings, Inc	100,842
728	*	Booking Holdings, Inc	1,245,375
408	*	Boot Barn Holdings, Inc	11,481
526		Buckle, Inc	10,725
1,177	*	Burlington Stores, Inc	242,568

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

639		Caleres, Inc	$6,109
598		Camping World Holdings, Inc	17,790
2,903	*	CarMax, Inc	266,815
1,125	*	CarParts.com, Inc	12,161
977	*	Carvana Co	217,930
368		Cato Corp (Class A)	2,878
288	e	Children’s Place, Inc	8,165
243		Citi Trends, Inc	6,070
291	*	Conn’s, Inc	3,079
231	*	Container Store Group, Inc	1,434
775		Core-Mark Holding Co, Inc	22,421
1,574		Designer Brands, Inc	8,547
1,148		Dick’s Sporting Goods, Inc	66,446
236	e	Dillard’s, Inc (Class A)	8,619
4,466		Dollar General Corp	936,163
4,246	*	Dollar Tree, Inc	387,830
144	*,e	Duluth Holdings, Inc	1,760
12,098		eBay, Inc	630,306
2,359	*	Envela Corp	10,120
2,021	*	Etsy, Inc	245,814
2,504		Expedia Group, Inc	229,592
969	*	Five Below, Inc	123,063
1,672	*	Floor & Decor Holdings, Inc	125,066
1,924		Foot Locker, Inc	63,550
185	*,e	Funko, Inc	1,071
622	*,e	GameStop Corp (Class A)	6,344
3,661		Gap, Inc	62,347
313	*	Genesco, Inc	6,742
2,563		Genuine Parts Co	243,921
324		Group 1 Automotive, Inc	28,638
354	*	Groupon, Inc	7,222
632	*,e	GrowGeneration Corp	10,099
1,683	*	GrubHub, Inc	121,731
904		Guess?, Inc	10,504
286		Haverty Furniture Cos, Inc	5,989
323	*	Hibbett Sports, Inc	12,668
19,239		Home Depot, Inc	5,342,863
619	*	Hudson Ltd	4,704
2,978		Kohl’s Corp	55,182
4,095		L Brands, Inc	130,262
221	*	Lands’ End, Inc	2,880
325	*	Liquidity Services, Inc	2,424
367		Lithia Motors, Inc (Class A)	83,654
5,503	*	LKQ Corp	152,598
13,538		Lowe’s Companies, Inc	2,245,413
442	*	Lumber Liquidators, Inc	9,746
5,634	e	Macy’s, Inc	32,114
2,067	*	Magnite, Inc	14,355
389	*	MarineMax, Inc	9,986
1,815	*,e	Michaels Cos, Inc	17,524
566		Monro Muffler, Inc	22,963
539	*	Murphy USA, Inc	69,138
1,613	*	National Vision Holdings, Inc	61,681
1,826	e	Nordstrom, Inc	21,766
888	*	ODP Corp	17,272
911	*	Ollie’s Bargain Outlet Holdings, Inc	79,576
1,325	*	O’Reilly Automotive, Inc	610,931
752	*	Overstock.com, Inc	54,633
554		Penske Auto Group, Inc	26,404
306	e	PetMed Express, Inc	9,676
716		Pool Corp	239,531
1,155	*	Quotient Technology, Inc	8,524
7,241		Qurate Retail Group, Inc QVC Group	51,990
1,105	*	RealReal, Inc	15,989
699		Rent-A-Center, Inc	20,893
304	*	RH	116,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,307		Ross Stores, Inc	$588,569
2,233	*	Sally Beauty Holdings, Inc	19,405
203		Shoe Carnival, Inc	6,817
309		Shutterstock, Inc	16,080
961	e	Signet Jewelers Ltd	17,971
507	*	Sleep Number Corp	24,797
455		Sonic Automotive, Inc (Class A)	18,273
571	*	Sportsman’s Warehouse Holdings, Inc	8,171
279	*	Stamps.com, Inc	67,225
989	*,e	Stitch Fix Inc	26,832
8,881		Target Corp	1,398,047
2,104		Tiffany & Co	243,748
297		Tilly’s, Inc	1,791
21,283		TJX Companies, Inc	1,184,399
2,095		Tractor Supply Co	300,297
977	*	Ulta Beauty, Inc	218,828
1,237	*	Urban Outfitters, Inc	25,742
401	*	Vroom, Inc	20,764
955	*	Waitr Holdings Inc	3,075
1,183	*,e	Wayfair, Inc	344,265
99		Weyco Group, Inc	1,601
1,350		Williams-Sonoma, Inc	122,094
37		Winmark Corp	6,371
314	*	Zumiez, Inc	8,735

		TOTAL RETAILING	45,124,606

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
704	*	Acacia Communications, Inc	47,450
617	*	Advanced Energy Industries, Inc	38,834
20,982	*	Advanced Micro Devices, Inc	1,720,314
302	*	Alpha & Omega Semiconductor Ltd	3,872
507	*	Ambarella, Inc	26,455
1,455	*	Amkor Technology, Inc	16,296
6,577		Analog Devices, Inc	767,799
16,352		Applied Materials, Inc	972,126
945	*,e	Atomera, Inc	9,875
510	*	Axcelis Technologies, Inc	11,220
582	*	AXT, Inc	3,562
7,007		Broadcom, Inc	2,552,790
1,252		Brooks Automation, Inc	57,918
333	*	Ceva, Inc	13,110
1,003	*	Cirrus Logic, Inc	67,652
598		Cohu, Inc	10,274
1,899	*	Cree, Inc	121,042
273	*	CyberOptics Corp	8,692
836	*	Diodes, Inc	47,192
406	*	DSP Group, Inc	5,351
1,724	*	Enphase Energy, Inc	142,385
2,561		Entegris, Inc	190,385
1,588	*	First Solar, Inc	105,126
1,075	*	Formfactor, Inc	26,800
1,429	*	GSI Technology, Inc	8,060
434	*	Ichor Holdings Ltd	9,361
285	*	Impinj, Inc	7,510
822	*	Inphi Corp	92,269
75,935		Intel Corp	3,931,914
2,813		KLA Corp	544,991
2,620		Lam Research Corp	869,185
2,478	*	Lattice Semiconductor Corp	71,763
799	*	MACOM Technology Solutions Holdings, Inc	27,174
11,900		Marvell Technology Group Ltd	472,430
110	*,e	Maxeon Solar Technologies Ltd	1,866
4,859		Maxim Integrated Products, Inc	328,517
927	*	MaxLinear, Inc	21,543
4,231		Microchip Technology, Inc	434,778

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

19,807	*	Micron Technology, Inc	$930,137
1,013		MKS Instruments, Inc	110,650
807		Monolithic Power Systems, Inc	225,645
943	*	Nanometrics, Inc	28,083
478	*	NeoPhotonics Corp Ltd	2,911
77		NVE Corp	3,779
10,583		NVIDIA Corp	5,727,731
7,472	*	ON Semiconductor Corp	162,068
409	*	PDF Solutions, Inc	7,652
1,020	*	Photronics, Inc	10,159
990		Power Integrations, Inc	54,846
2,109	*	Qorvo, Inc	272,082
20,151		QUALCOMM, Inc	2,371,370
2,364	*	Rambus, Inc	32,363
1,307	*	Semtech Corp	69,219
797	*	Silicon Laboratories, Inc	77,986
209	*	SiTime Corp	17,562
3,033		Skyworks Solutions, Inc	441,302
170	*	SMART Global Holdings, Inc	4,648
871	*	SolarEdge Technologies, Inc	207,603
886	*,e	SunPower Corp	11,084
548	*	Synaptics, Inc	44,070
3,009		Teradyne, Inc	239,095
16,438		Texas Instruments, Inc	2,347,182
789	*	Ultra Clean Holdings	16,932
754		Universal Display Corp	136,278
729	*	Veeco Instruments, Inc	8,507
4,425		Xilinx, Inc	461,262

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,810,087

SOFTWARE & SERVICES - 15.2%
1,101	*	2U, Inc	37,280
1,702	*	8x8, Inc	26,466
754	*	A10 Networks, Inc	4,803
11,398		Accenture plc	2,575,834
2,058	*	ACI Worldwide, Inc	53,776
8,646	*	Adobe, Inc	4,240,258
2,865	*	Akamai Technologies, Inc	316,697
790	*	Alarm.com Holdings, Inc	43,647
829		Alliance Data Systems Corp	34,801
677	*	Altair Engineering, Inc	28,420
944	*,e	Alteryx, Inc	107,191
2,449		Amdocs Ltd	140,597
370		American Software, Inc (Class A)	5,195
2,321	*	Anaplan, Inc	145,248
1,554	*	Ansys, Inc	508,515
306	*	Appfolio, Inc	43,394
528	*,e	Appian Corp	34,188
1,207	*	Aspen Technology, Inc	152,794
2,234	*	Atlassian Corp plc	406,119
3,961	*	Autodesk, Inc	915,031
7,694		Automatic Data Processing, Inc	1,073,236
1,377	*	Avalara, Inc	175,347
1,730	*	Avaya Holdings Corp	26,296
527	*	Benefitfocus, Inc	5,902
131	*	BigCommerce Holdings, Inc	10,912
971	*	Bill.Com Holdings, Inc	97,401
2,568	*	Black Knight, Inc	223,544
919		Blackbaud, Inc	51,308
875	*	Blackline, Inc	78,426
2,513		Booz Allen Hamilton Holding Co	208,529
808	*	Bottomline Technologies, Inc	34,065
2,592	*	Box, Inc	44,997
460	*	Brightcove, Inc	4,710
2,063		Broadridge Financial Solutions, Inc	272,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

451	*	CACI International, Inc (Class A)	$96,135
5,009	*	Cadence Design Systems, Inc	534,110
708	*	Cardtronics plc	14,018
222		Cass Information Systems, Inc	8,933
2,269		CDK Global, Inc	98,906
664	*	Cerence Inc	32,450
1,888	*	Ceridian HCM Holding, Inc	156,043
378	*	ChannelAdvisor Corp	5,470
2,198		Citrix Systems, Inc	302,687
3,805	*	Cloudera, Inc	41,436
1,939	*	Cloudflare, Inc	79,615
9,775		Cognizant Technology Solutions Corp (Class A)	678,580
606	*	Commvault Systems, Inc	24,725
3,045	*	Conduent, Inc	9,683
1,318		CoreLogic Inc	89,189
985	*	Cornerstone OnDemand, Inc	35,815
1,191	*	Coupa Software, Inc	326,620
2,713	*	Crowdstrike Holdings, Inc	372,549
520		CSG Systems International, Inc	21,294
2,733	*	Datadog, Inc	279,203
348	*,e	Digimarc Corp	7,771
1,755	*	Digital Turbine, Inc	57,459
3,168	*	DocuSign, Inc	681,880
549	*	Domo, Inc	21,043
4,320	*	Dropbox, Inc	83,203
210	*	Duck Creek Technologies, Inc	9,540
4,799		DXC Technology Co	85,662
3,263	*	Dynatrace, Inc	133,848
387		Ebix, Inc	7,972
543	*	eGain Corp	7,694
1,160	*	Elastic NV	125,152
895	*	Endurance International Group Holdings, Inc	5,137
884	*	Envestnet, Inc	68,209
940	*	EPAM Systems, Inc	303,883
898	*	Euronet Worldwide, Inc	81,808
614	*	Everbridge, Inc	77,198
941		EVERTEC, Inc	32,662
774	*	Evo Payments, Inc	19,234
511	*	ExlService Holdings, Inc	33,711
516	*	Fair Isaac Corp	219,496
1,308	*	Fastly, Inc	122,533
11,057		Fidelity National Information Services, Inc	1,627,701
3,709	*	FireEye, Inc	45,788
9,933	*	Fiserv, Inc	1,023,596
1,139	*	Five9, Inc	147,706
1,496	*	FleetCor Technologies, Inc	356,198
2,417	*	Fortinet, Inc	284,747
1,574	*	Gartner, Inc	196,671
3,573		Genpact Ltd	139,168
5,392		Global Payments, Inc	957,511
644	*	Globant S.A.	115,418
3,013	*	GoDaddy, Inc	228,898
1,073	*	GreenSky, Inc	4,764
620	*,e	GTT Communications, Inc	3,199
1,102	*,e	GTY Technology Holdings Inc	2,920
1,428	*	Guidewire Software, Inc	148,898
450		Hackett Group, Inc	5,031
759	*	HubSpot, Inc	221,803
139	*	I3 Verticals, Inc	3,510
513	*	Information Services Group, Inc	1,082
156	*	Intelligent Systems Corp	6,081
15,890		International Business Machines Corp	1,933,336
339	*	International Money Express Inc	4,870
4,516		Intuit, Inc	1,473,164
914	*	j2 Global, Inc	63,267
1,391		Jack Henry & Associates, Inc	226,163

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

308	*	Jamf Holding Corp	$11,584
2,207		KBR, Inc	49,349
2,410		Leidos Holdings, Inc	214,851
2,061	*	Limelight Networks, Inc	11,871
1,122	*	Liveperson, Inc	58,333
1,208	*	LiveRamp Holdings, Inc	62,538
1,102	*	Manhattan Associates, Inc	105,230
473		Mantech International Corp (Class A)	32,580
15,796		Mastercard, Inc (Class A)	5,341,733
1,221		MAXIMUS, Inc	83,529
1,450	*	Medallia, Inc	39,759
134,218		Microsoft Corp	28,230,072
147	*	MicroStrategy, Inc (Class A)	22,132
967	*	Mimecast Ltd	45,372
467	*	Mitek Systems, Inc	5,950
2,278	*	MobileIron, Inc	15,969
704	*	Model N, Inc	24,837
898	*	MongoDB, Inc	207,896
98	*,e	nCino, Inc	7,809
885	*	New Relic, Inc	49,879
1,445		NIC, Inc	28,466
10,159		NortonLifelock, Inc	211,714
5,319	*	Nuance Communications, Inc	176,538
3,066	*	Nutanix, Inc	68,004
2,061	*	Okta, Inc	440,745
469	*	OneSpan, Inc	9,830
34,421		Oracle Corp	2,054,934
1,219	*,e	Pagerduty, Inc	33,047
1,736	*	Palo Alto Networks, Inc	424,886
5,839		Paychex, Inc	465,777
896	*	Paycom Software, Inc	278,925
612	*	Paylocity Holding Corp	98,789
21,118	*	PayPal Holdings, Inc	4,160,880
655	*,e	Paysign Inc	3,720
804		Pegasystems, Inc	97,316
509	*	Perficient, Inc	21,755
2,607		Perspecta, Inc	50,706
249	*	Ping Identity Holding Corp	7,771
1,674	*	Pluralsight, Inc	28,676
766		Progress Software Corp	28,097
989	*	Proofpoint, Inc	104,389
671	*	PROS Holdings, Inc	21,432
1,840	*	PTC, Inc	152,205
857	*	Q2 Holdings, Inc	78,210
144		QAD, Inc (Class A)	6,077
667	*	Qualys, Inc	65,373
461	*	Rackspace Technology, Inc	8,893
847	*	Rapid7, Inc	51,870
1,516	*	RealPage, Inc	87,382
628	*	Repay Holdings Corp	14,758
1,545	*	Rimini Street, Inc	4,975
1,368	*	RingCentral, Inc	375,666
279	*	Rosetta Stone, Inc	8,364
5,212		Sabre Corp	33,930
1,565	*	SailPoint Technologies Holding, Inc	61,927
15,544	*	salesforce.com, Inc	3,906,518
433		Sapiens International Corp NV	13,241
1,043		Science Applications International Corp	81,792
96	*	SecureWorks Corp	1,093
3,400	*	ServiceNow, Inc	1,649,000
307	*,e	ShotSpotter, Inc	9,529
6,726	*	Slack Technologies, Inc	180,660
1,969	*	Smartsheet, Inc	97,308
852	*	SolarWinds Corp	17,330
2,866	*	Splunk, Inc	539,181
469	*	Sprout Social, Inc	18,056

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

599	*	SPS Commerce, Inc	$46,644
6,619	*	Square, Inc	1,075,918
4,161		SS&C Technologies Holdings, Inc	251,824
3,202	*	StoneCo Ltd	169,354
2,089	*	SVMK, Inc	46,188
1,480		Switch, Inc	23,103
605	*	Sykes Enterprises, Inc	20,697
1,067	*	Synchronoss Technologies, Inc	3,212
2,702	*	Synopsys, Inc	578,174
485	*	TeleNav, Inc	1,746
1,038	*	Tenable Holdings, Inc	39,184
2,058	*	Teradata Corp	46,717
738	*	Trade Desk, Inc	382,860
453		TTEC Holdings, Inc	24,711
143	*,e	Tucows, Inc	9,853
2,450	*	Twilio, Inc	605,371
732	*	Tyler Technologies, Inc	255,146
769	*	Unisys Corp	8,205
395	*	Upland Software, Inc	14,892
1,635	*	Upwork, Inc	28,514
536	*	Varonis Systems, Inc	61,865
1,154	*	Verint Systems, Inc	55,600
1,861	*	VeriSign, Inc	381,226
422	*,e	Veritone, Inc	3,866
2,291	*	Verra Mobility Corp	22,131
1,303	e	VirnetX Holding Corp	6,867
427	*	Virtusa Corp	20,991
30,246		Visa, Inc (Class A)	6,048,293
1,376	*,e	VMware, Inc (Class A)	197,690
7,616		Western Union Co	163,211
739	*	WEX, Inc	102,699
3,061	*	Workday, Inc	658,513
617	*	Workiva, Inc	34,404
1,587		Xperi Holding Corp	18,235
1,753	*	Yext, Inc	26,611
1,979	*	Zendesk, Inc	203,679
803	*	Zix Corp	4,690
3,011	*	Zoom Video Communications, Inc	1,415,501
1,267	*	Zscaler, Inc	178,254
1,498	*	Zuora Inc	15,489

		TOTAL SOFTWARE & SERVICES	90,894,425

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
1,699	*,e	3D Systems Corp	8,342
806		Adtran, Inc	8,266
400	*	Agilysys, Inc	9,664
720	*	Akoustis Technologies, Inc	5,875
5,236		Amphenol Corp (Class A)	566,902
289,254		Apple, Inc	33,498,506
285	*,e	Applied Optoelectronics, Inc	3,206
1,083	*	Arista Networks, Inc	224,105
1,226	*	Arlo Technologies, Inc	6,449
1,493	*	Arrow Electronics, Inc	117,439
470	*	Avid Technology, Inc	4,023
1,997		Avnet, Inc	51,602
438		Badger Meter, Inc	28,632
144		Bel Fuse, Inc (Class B)	1,538
636		Belden CDT, Inc	19,792
773		Benchmark Electronics, Inc	15,576
528	*	CalAmp Corp	3,796
643	*	Calix, Inc	11,433
1,029	*	Casa Systems, Inc	4,147
2,565		CDW Corp	306,594
2,798	*	Ciena Corp	111,053
76,130		Cisco Systems, Inc	2,998,761

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

153	*	Clearfield, Inc	$3,086
2,887		Cognex Corp	187,944
382	*	Coherent, Inc	42,375
3,172	*	CommScope Holding Co, Inc	28,548
356		Comtech Telecommunications Corp	4,984
13,563		Corning, Inc	439,577
485		CTS Corp	10,685
548		Daktronics, Inc	2,170
4,481	*	Dell Technologies, Inc	303,319
1,043	*	Diebold, Inc	7,969
400	*	Digi International, Inc	6,252
1,151		Dolby Laboratories, Inc (Class A)	76,288
740	*	EchoStar Corp (Class A)	18,419
202	*	ePlus, Inc	14,786
1,698	*	Extreme Networks, Inc	6,826
1,098	*	F5 Networks, Inc	134,801
727	*	Fabrinet	45,823
256	*	FARO Technologies, Inc	15,611
4,513	*	Fitbit, Inc	31,410
2,414		FLIR Systems, Inc	86,542
1,256	*	Harmonic, Inc	7,008
22,442		Hewlett Packard Enterprise Co	210,282
25,857		HP, Inc	491,024
1,598	*	II-VI, Inc	64,815
400	*	Immersion Corp	2,820
2,966	*	Infinera Corp	18,271
480	*,e	Inseego Corp	4,954
698	*	Insight Enterprises, Inc	39,493
1,417	*	Intellicheck, Inc	9,451
539		InterDigital, Inc	30,755
631	*	IPG Photonics Corp	107,251
397	*	Iteris, Inc	1,628
678	*	Itron, Inc	41,182
2,790		Jabil Inc	95,585
6,230		Juniper Networks, Inc	133,945
3,422	*	Keysight Technologies, Inc	338,025
411	*	Kimball Electronics, Inc	4,751
1,352	*	Knowles Corp	20,145
254	*	KVH Industries, Inc	2,289
375		Littelfuse, Inc	66,502
1,378	*	Lumentum Holdings, Inc	103,529
569		Methode Electronics, Inc	16,216
3,074		Motorola Solutions, Inc	482,034
261		MTS Systems Corp	4,988
171	*	Napco Security Technologies, Inc	4,019
2,304		National Instruments Corp	82,253
2,406	*	NCR Corp	53,269
4,038		NetApp, Inc	177,026
505	*	Netgear, Inc	15,564
1,389	*	Netscout Systems, Inc	30,322
829	*	nLight, Inc	19,465
592	*	Novanta, Inc	62,361
280	*	OSI Systems, Inc	21,731
182	*,e	PAR Technology Corp	7,373
196		PC Connection, Inc	8,048
526		Plantronics, Inc	6,228
521	*	Plexus Corp	36,798
4,045	*	Pure Storage, Inc	62,253
1,954	*,e	Research Frontiers, Inc	5,276
704	*	Ribbon Communications, Inc	2,724
323	*	Rogers Corp	31,673
1,157	*	Sanmina Corp	31,297
381	*	Scansource, Inc	7,555
764	*	Super Micro Computer, Inc	20,170
805		Synnex Corp	112,748
4,551	*	Trimble Inc	221,634

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,439	*	TTM Technologies, Inc	$16,419
156		Ubiquiti, Inc	25,999
1,003	*	Viasat, Inc	34,493
4,189	*	Viavi Solutions, Inc	49,137
2,099		Vishay Intertechnology, Inc	32,681
161	*	Vishay Precision Group, Inc	4,077
5,297		Western Digital Corp	193,605
271	*,e	Wrap Technologies Inc	1,835
3,647		Xerox Holdings Corp	68,454
953	*	Zebra Technologies Corp (Class A)	240,594

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	43,457,140

TELECOMMUNICATION SERVICES - 1.7%
3,945		Alaska Communications Systems Group, Inc	7,890
184	*	Anterix, Inc	6,019
127,602		AT&T, Inc	3,637,933
251		ATN International, Inc	12,585
342	*	Bandwidth Inc	59,703
1,215	*	Boingo Wireless, Inc	12,387
19,284		CenturyLink, Inc	194,575
727	*	Cincinnati Bell, Inc	10,905
772		Cogent Communications Group, Inc	46,359
1,064	*	Consolidated Communications Holdings, Inc	6,054
1,815	*	GCI Liberty, Inc	148,757
987	*,e	Gogo, Inc	9,120
1,354	*	IAC	162,182
1,842	*	Iridium Communications, Inc	47,118
681	*	Liberty Latin America Ltd (Class A)	5,618
2,483	*,d	Liberty Latin America Ltd (Class C)	20,212
259	*	Ooma, Inc	3,380
1,000	*	ORBCOMM, Inc	3,400
869		Shenandoah Telecom Co	38,614
309		Spok Holdings, Inc	2,939
1,775		Telephone & Data Systems, Inc	32,731
9,862	*	T-Mobile US, Inc	1,127,818
247	*	US Cellular Corp	7,294
74,215		Verizon Communications, Inc	4,415,050
4,303	*	Vonage Holdings Corp	44,020

		TOTAL TELECOMMUNICATION SERVICES	10,062,663

TRANSPORTATION - 2.0%
1,148	*	Air Transport Services Group, Inc	28,769
2,129		Alaska Air Group, Inc	77,985
268		Allegiant Travel Co	32,106
157		Amerco, Inc	55,889
9,092	e	American Airlines Group, Inc	111,741
378		ArcBest Corp	11,741
363	*	Atlas Air Worldwide Holdings, Inc	22,107
1,153	*	Avis Budget Group, Inc	30,347
2,384		CH Robinson Worldwide, Inc	243,621
554		Copa Holdings S.A. (Class A)	27,888
542		Costamare, Inc	3,290
185	*	Covenant Transportation Group, Inc	3,236
13,638		CSX Corp	1,059,263
828	*	Daseke, Inc	4,446
11,365		Delta Air Lines, Inc	347,542
87	*	Eagle Bulk Shipping, Inc	1,424
427	*	Echo Global Logistics, Inc	11,004
3,051		Expeditors International of Washington, Inc	276,177
4,319		FedEx Corp	1,086,315
725		Forward Air Corp	41,600
127		Genco Shipping & Trading Ltd	876
828		Hawaiian Holdings, Inc	10,673
728		Heartland Express, Inc	13,541
505	*	Hub Group, Inc (Class A)	25,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,477		JB Hunt Transport Services, Inc	$186,663
5,315	*	JetBlue Airways Corp	60,219
1,750		Kansas City Southern	316,452
1,157	*	Kirby Corp	41,849
2,188		Knight-Swift Transportation Holdings, Inc	89,052
719		Landstar System, Inc	90,227
4,260	*	Lyft, Inc (Class A)	117,363
1,216		Macquarie Infrastructure Co LLC	32,698
796		Marten Transport Ltd	12,991
668		Matson, Inc	26,780
1,581	*	Mesa Air Group, Inc	4,664
4,564		Norfolk Southern Corp	976,650
1,737		Old Dominion Freight Line	314,258
34	*	PAM Transportation Services, Inc	1,278
124		Park-Ohio Holdings Corp	1,993
580	*	Radiant Logistics, Inc	2,981
883		Ryder System, Inc	37,298
715	*	Safe Bulkers, Inc	736
499	*	Saia, Inc	62,944
932		Schneider National, Inc	23,048
93		Scorpio Bulkers, Inc	1,317
802		Skywest, Inc	23,948
10,524		Southwest Airlines Co	394,650
1,539	*	Spirit Airlines, Inc	24,778
24,552	*	Uber Technologies, Inc	895,657
12,131		Union Pacific Corp	2,388,230
5,147	*	United Airlines Holdings Inc	178,858
12,620		United Parcel Service, Inc (Class B)	2,102,871
122		Universal Logistics Holdings Inc	2,545
315	*	US Xpress Enterprises, Inc	2,602
1,147		Werner Enterprises, Inc	48,163
1,622	*	XPO Logistics, Inc	137,319

		TOTAL TRANSPORTATION	12,128,011

UTILITIES - 2.8%
11,476		AES Corp	207,830
1,097		Allete, Inc	56,759
4,427		Alliant Energy Corp	228,655
4,402		Ameren Corp	348,110
8,890		American Electric Power Co, Inc	726,580
745		American States Water Co	55,838
3,315		American Water Works Co, Inc	480,277
111		Artesian Resources Corp	3,826
1,866	*,e	Atlantic Power Corp	3,657
2,048		Atmos Energy Corp	195,768
1,049		Avangrid, Inc	52,933
1,326		Avista Corp	45,243
1,043		Black Hills Corp	55,790
499		Brookfield Infrastructure Corp	27,640
1,190		Brookfield Renewable Corp	69,734
324	*,e	Cadiz, Inc	3,217
1,034		California Water Service Group	44,927
8,716		Centerpoint Energy, Inc	168,655
358		Chesapeake Utilities Corp	30,179
545		Clearway Energy, Inc (Class A)	13,461
1,281		Clearway Energy, Inc (Class C)	34,536
4,975		CMS Energy Corp	305,515
5,982		Consolidated Edison, Inc	465,400
420		Consolidated Water Co, Inc	4,372
15,028		Dominion Energy, Inc	1,186,160
3,346		DTE Energy Co	384,924
13,079		Duke Energy Corp	1,158,276
6,251		Edison International	317,801
3,547		Entergy Corp	349,486
3,872		Essential Utilities Inc	155,848

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,232		Evergy, Inc	$215,070
6,115		Eversource Energy	510,908
17,243		Exelon Corp	616,610
9,412		FirstEnergy Corp	270,219
1,409		Genie Energy Ltd	11,272
133		Global Water Resources, Inc	1,434
2,117		Hawaiian Electric Industries, Inc	70,369
960		Idacorp, Inc	76,704
3,858		MDU Resources Group, Inc	86,805
640		MGE Energy, Inc	40,102
240		Middlesex Water Co	14,916
1,540		National Fuel Gas Co	62,509
1,561		New Jersey Resources Corp	42,178
8,754		NextEra Energy, Inc	2,429,760
6,737		NiSource, Inc	148,214
666		Northwest Natural Holding Co	30,230
1,170		NorthWestern Corp	56,909
4,538		NRG Energy, Inc	139,498
3,276		OGE Energy Corp	98,247
919		ONE Gas, Inc	63,420
751		Ormat Technologies, Inc	44,392
743		Otter Tail Corp	26,874
23,152	*,b	PG&E Corp	217,397
1,897		Pinnacle West Capital Corp	141,421
1,605		PNM Resources, Inc	66,335
1,712		Portland General Electric Co	60,776
13,723		PPL Corp	373,403
9,020		Public Service Enterprise Group, Inc	495,288
250	*	Pure Cycle Corp	2,252
105		RGC Resources, Inc	2,462
5,153		Sempra Energy	609,909
505		SJW Corp	30,734
1,730		South Jersey Industries, Inc	33,337
18,748		Southern Co	1,016,517
1,057		Southwest Gas Holdings Inc	66,697
162		Spark Energy, Inc	1,348
907		Spire, Inc	48,252
576	*	Sunnova Energy International, Inc	17,516
3,726		UGI Corp	122,883
537		Unitil Corp	20,750
8,582		Vistra Energy Corp	161,857
5,574		WEC Energy Group, Inc	540,121
9,360		Xcel Energy, Inc	645,934
203		York Water Co	8,581

		TOTAL UTILITIES	16,921,807

		TOTAL COMMON STOCKS	595,234,795

		(Cost $258,675,524)

PREFERRED STOCKS - 0.0%

RETAILING - 0.0%
1	*	Qurate Retail, Inc	49

		TOTAL RETAILING	49

		TOTAL PREFERRED STOCKS	49

		(Cost $–0)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
5	e	Pulse Biosciences, Inc	0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
1,666	†	Media General, Inc	0

		TOTAL MEDIA & ENTERTAINMENT	0

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
626	†	Elanco Animal Health, Inc CVR	$35
145	†	Tobira Therapeutics, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	44

		TOTAL RIGHTS / WARRANTS	44

		(Cost $24)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.5%
$ 2,845,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	2,845,000

		TOTAL REPURCHASE AGREEMENT			2,845,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
2,152,760	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,152,760

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,152,760

		TOTAL SHORT-TERM INVESTMENTS			4,997,760

		(Cost $4,997,760)
		TOTAL INVESTMENTS - 100.4%			600,232,648
		(Cost $263,673,308)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(2,558,009)

		NET ASSETS - 100.0%			$597,674,639

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,161,396.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $34,365 or 0.0% of net assets.

r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $2,845,000 on 10/01/20, collateralized by U.S. Treasury Bonds valued at $2,901,991.

Futures contracts outstanding as of September 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	17	12/18/20	$2,863,689	$2,849,200	$(14,489)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.9%

AUSTRALIA - 4.9%
41,068		BHP Billiton Ltd	$1,060,934
13,974		Commonwealth Bank of Australia	643,031
5,876		CSL Ltd	1,213,786
72,126		Fortescue Metals Group Ltd	847,338
101,424	*,e	NEXTDC Ltd	900,047
7,585		Rio Tinto plc	456,408

		TOTAL AUSTRALIA	5,121,544

BRAZIL - 0.6%
23,400		Cia Brasileira de Distribuicao	290,588
76,000		Lojas Americanas S.A. (Preference)	384,202

		TOTAL BRAZIL	674,790

CHINA - 3.4%
3,733	*	Alibaba Group Holding Ltd (ADR)	1,097,427
13,349	*	GDS Holdings Ltd (ADR)	1,092,349
9,960		Tencent Holdings Ltd	672,732
28,000	*,g	Wuxi Biologics Cayman, Inc	686,226

		TOTAL CHINA	3,548,734

DENMARK - 3.5%
13,471		DSV AS	2,185,039
10,449	g	Orsted AS	1,440,504

		TOTAL DENMARK	3,625,543

FINLAND - 0.7%
14,282		Neste Oil Oyj	752,086

		TOTAL FINLAND	752,086

FRANCE - 14.5%
26,532		Airbus SE	1,924,249
38,991		BNP Paribas S.A.	1,410,481
36,086		Compagnie de Saint-Gobain	1,511,539
108,932		Credit Agricole S.A.	950,419
7,651		Dassault Systemes S.A.	1,427,539
8,487		Essilor International S.A.	1,155,389
2,430		Kering	1,611,922
12,476		Sanofi-Aventis	1,250,243
18,831		Schneider Electric S.A.	2,340,672
17,634		Valeo S.A.	541,508
13,854		Vinci S.A.	1,157,592

		TOTAL FRANCE	15,281,553

GERMANY - 12.8%
2,956		Adidas-Salomon AG.	954,616
5,992		BASF SE	364,889
15,512		Bayer AG.	956,993
13,672		Bayerische Motoren Werke AG.	992,274
17,525		HeidelbergCement AG.	1,070,880
95,045		Infineon Technologies AG.	2,678,917
18,144		Lanxess AG.	1,038,131
27,057		RWE AG.	1,013,267
6,895		SAP AG.	1,073,676
23,503		Siemens AG.	2,968,170
11,751	*,h	Siemens Energy AG.	316,882

		TOTAL GERMANY	13,428,695

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.8%
40,999		Hong Kong Exchanges and Clearing Ltd	$1,929,965

		TOTAL HONG KONG	1,929,965

IRELAND - 1.5%
44,310		CRH plc	1,606,739

		TOTAL IRELAND	1,606,739

ITALY - 3.3%
138,230		Enel S.p.A.	1,199,271
27,171		Moncler S.p.A	1,111,879
143,589		UniCredit S.p.A.	1,186,364

		TOTAL ITALY	3,497,514

JAPAN - 20.3%
83,100		Daiichi Sankyo Co Ltd	2,550,982
8,184		Daikin Industries Ltd	1,512,192
50,151		Hitachi Ltd	1,698,085
19,600		Kao Corp	1,471,386
5,774		Nintendo Co Ltd	3,272,074
60,200		ORIX Corp	751,913
49,300		Recruit Holdings Co Ltd	1,957,967
25,200	*	SBI Holdings, Inc	652,979
45,792		Sony Corp	3,509,592
40,200		Sumitomo Mitsui Financial Group, Inc	1,124,024
13,800		Tokio Marine Holdings, Inc	603,813
33,983		Toyota Motor Corp	2,255,452

		TOTAL JAPAN	21,360,459

KOREA, REPUBLIC OF - 0.9%
1,670		LG Chem Ltd	932,144

		TOTAL KOREA, REPUBLIC OF	932,144

NETHERLANDS - 3.9%
6,764		ASML Holding NV	2,498,438
224,891		ING Groep NV	1,605,017

		TOTAL NETHERLANDS	4,103,455

RUSSIA - 1.2%
30,708		Sberbank of Russia (ADR)	358,362
12,936	*	Yandex NV	844,074

		TOTAL RUSSIA	1,202,436

SPAIN - 0.7%
61,898		Iberdrola S.A.	761,877

		TOTAL SPAIN	761,877

SWITZERLAND - 7.7%
130,070		Credit Suisse Group	1,298,449
3,054		Lonza Group AG.	1,884,731
16,531		Nestle S.A.	1,967,387
8,105		Roche Holding AG.	2,776,291
614	*	Zur Rose Group AG.	146,382

		TOTAL SWITZERLAND	8,073,240

TAIWAN - 1.5%
19,036	*	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,543,248

		TOTAL TAIWAN	1,543,248

UNITED KINGDOM - 10.2%
28,903		Ashtead Group plc	1,040,837

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

19,348		AstraZeneca plc			$2,114,048
39,977		British American Tobacco plc			1,434,026
7,508		Linde plc (Xetra)			1,775,122
498,015		Lloyds TSB Group plc			169,067
15,960		Reckitt Benckiser Group plc			1,556,184
558,609		Tesco plc			1,532,434
136,469	*	THG Holdings Ltd			1,053,386

		TOTAL UNITED KINGDOM			10,675,104

UNITED STATES - 1.5%
18,565		Las Vegas Sands Corp			866,243
9,360		Wynn Resorts Ltd			672,141

		TOTAL UNITED STATES			1,538,384

		TOTAL COMMON STOCKS			99,657,510

		(Cost $96,127,062)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.8%

REPURCHASE AGREEMENT - 4.8%
$ 5,070,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	5,070,000

		TOTAL REPURCHASE AGREEMENT			5,070,000

		TOTAL SHORT-TERM INVESTMENTS			5,070,000

		(Cost $5,070,000)
		TOTAL INVESTMENTS - 99.7%			104,727,510
		(Cost $101,197,062)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			362,088

		NET ASSETS - 100.0%			$105,089,598

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $60,170.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $2,126,730 or 2.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $5,070,000 on 10/01/20, collateralized by U.S. Treasury Bonds valued at $5,171,463.

TIAA-CREF LIFE FUNDS - Core Bond Fund

TIAA-CREF LIFE FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

CAPITAL GOODS - 0.1%
$ 35,338	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	1.906%	09/18/26	$35,161
97,754	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	08/22/24	92,367

		TOTAL CAPITAL GOODS				127,528

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
59,647	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	59,318
98,353	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	96,194
99,485	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.897	11/16/26	96,858

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				252,370

CONSUMER SERVICES - 0.1%
95,794	i,q	CDS US Intermediate Holdings, Inc	LIBOR 2 W + 5.500%	6.500	07/08/22	46,073
45,333	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	41,353
48,994	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	3.612	08/14/24	45,986

		TOTAL CONSUMER SERVICES				133,412

DIVERSIFIED FINANCIALS - 0.0%
34,584	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.397	03/24/25	33,287

		TOTAL DIVERSIFIED FINANCIALS				33,287

ENERGY - 0.1%
74,625	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.897	11/02/26	73,132
49,620	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.397	03/31/25	46,788

		TOTAL ENERGY				119,920

FOOD, BEVERAGE & TOBACCO - 0.1%
150,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.397	01/29/27	143,839
127,992	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	125,681

		TOTAL FOOD, BEVERAGE & TOBACCO				269,520

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
74,813	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	73,815
99,231	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	94,269
98,130	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.906	10/10/25	70,566
32,434	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	32,322
74,438	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.100	11/15/27	72,810
40,678	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.647	11/13/25	38,746
8,726	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.647	11/13/25	8,312

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				390,840

INSURANCE - 0.1%
98,008	i	Acrisure LLC	LIBOR 1 M + 3.500%	3.647	02/15/27	94,455
99,500	i	NFP Corp	LIBOR 1 M + 3.250%	3.397	02/15/27	95,437

		TOTAL INSURANCE				189,892

MATERIALS - 0.2%
100,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.156	10/01/22	99,047
49,492	i	Chemours Co	LIBOR 1 M + 1.750%	1.900	04/03/25	47,637
98,500	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.720	03/01/26	96,284
95,965	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.151	10/01/25	92,778

		TOTAL MATERIALS				335,746

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MEDIA & ENTERTAINMENT - 0.0%
$ 48,612	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.154%	10/04/23	$47,592
14,963	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	14,933
50,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.652	01/31/28	48,458

		TOTAL MEDIA & ENTERTAINMENT				110,983

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
77,594	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.151	06/02/25	75,961
68,571	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.901	11/27/25	66,857

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				142,818

REAL ESTATE - 0.0%
98,256	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	94,536

		TOTAL REAL ESTATE				94,536

RETAILING - 0.0%
24,813	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.147	10/28/26	24,309

		TOTAL RETAILING				24,309

SOFTWARE & SERVICES - 0.1%
74,625	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.750%	3.895	02/06/26	73,767
87,830	i	NeuStar, Inc	LIBOR 1 M + 3.500%	4.500	08/08/24	82,304
74,433	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.397	11/28/25	72,843

		TOTAL SOFTWARE & SERVICES				228,914

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
94,521	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	94,023
89,946	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	2.656	07/02/25	84,287

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				178,310

TELECOMMUNICATION SERVICES - 0.1%
48,483	i	CNT Holdings III Corp	LIBOR 1 M + 3.000%	4.000	01/22/23	48,382
114,713	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.147	04/01/27	114,538

		TOTAL TELECOMMUNICATION SERVICES				162,920

TRANSPORTATION - 0.0%
48,490	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.152	12/14/23	39,475
9,975	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	9,950
25,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	25,389

		TOTAL TRANSPORTATION				74,814

UTILITIES - 0.0%
33,026	i	ProQuest LLC	LIBOR 1 M + 3.500%	3.647	10/23/26	32,589

		TOTAL UTILITIES				32,589

		TOTAL BANK LOAN OBLIGATIONS				2,902,708

		(Cost $3,039,340)

BONDS - 96.4%

CORPORATE BONDS - 46.0%

AUTOMOBILES & COMPONENTS - 0.4%
13,000	g	Adient US LLC		9.000	04/15/25	14,332
100,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	104,250
5,000		Dana, Inc		5.375	11/15/27	5,125
50,000		Ford Motor Co		8.500	04/21/23	54,500
100,000	g	Gates Global LLC		6.250	01/15/26	102,750
150,000		General Motors Co		6.125	10/01/25	174,213
125,000		General Motors Co		5.200	04/01/45	134,448
175,000		Magna International, Inc		3.625	06/15/24	192,707

		TOTAL AUTOMOBILES & COMPONENTS				782,325

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

BANKS - 9.1%
$ 200,000	g	Australia & New Zealand Banking Group Ltd	2.950%	07/22/30		$207,246
200,000	g	Banco del Estado de Chile	2.704	01/09/25		210,252
200,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23		207,000
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25		222,400
200,000		Banco Santander S.A.	3.800	02/23/28		219,787
200,000		Bancolombia S.A.	3.000	01/29/25		200,324
200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31		200,996
200,000		Bank of America Corp	3.875	08/01/25		227,050
500,000		Bank of America Corp	0.981	09/25/25		499,879
600,000		Bank of America Corp	2.456	10/22/25		632,708
500,000		Bank of America Corp	4.250	10/22/26		578,641
200,000		Bank of America Corp	3.248	10/21/27		220,882
125,000		Bank of America Corp	3.419	12/20/28		139,231
325,000		Bank of America Corp	2.884	10/22/30		350,799
850,000		Bank of America Corp	2.496	02/13/31		886,031
275,000		Bank of America Corp	2.592	04/29/31		290,396
575,000		Bank of America Corp	1.898	07/23/31		572,470
100,000		Bank of America Corp	6.100	N/A	‡	108,861
200,000		Barclays plc	4.338	05/16/24		214,695
150,000	g	BNP Paribas S.A.	2.819	11/19/25		158,234
200,000	g	BNP Paribas S.A.	2.219	06/09/26		206,254
200,000	g	BNP Paribas S.A.	1.904	09/30/28		199,083
200,000	g	BNP Paribas S.A.	3.052	01/13/31		214,822
75,000	g	BPCE S.A.	4.625	07/11/24		82,584
125,000		Citigroup, Inc	3.875	03/26/25		137,513
500,000		Citigroup, Inc	3.200	10/21/26		551,315
175,000		Citigroup, Inc	4.300	11/20/26		200,308
195,000		Citigroup, Inc	4.450	09/29/27		225,873
775,000		Citigroup, Inc	2.666	01/29/31		815,131
150,000		Citigroup, Inc	4.412	03/31/31		179,901
140,000		Citigroup, Inc	2.572	06/03/31		147,152
200,000		Citigroup, Inc	5.000	N/A	‡	199,000
100,000		Citizens Bank NA	2.650	05/26/22		103,331
250,000	g	Cooperatieve Rabobank UA	2.625	07/22/24		266,742
250,000		Cooperatieve Rabobank UA	3.750	07/21/26		278,366
200,000	g	Credicorp Ltd	2.750	06/17/25		202,500
150,000	g	Credit Agricole S.A.	3.250	10/04/24		162,092
250,000	g	Credit Agricole S.A.	1.907	06/16/26		255,621
125,000		Discover Bank	3.200	08/09/21		127,514
150,000		Discover Bank	2.450	09/12/24		158,225
150,000		Discover Bank	3.450	07/27/26		164,165
250,000		Discover Bank	2.700	02/06/30		261,420
200,000		HSBC Holdings plc	3.033	11/22/23		208,614
200,000		HSBC Holdings plc	1.645	04/18/26		199,436
510,000		HSBC Holdings plc	4.292	09/12/26		567,899
50,000		HSBC Holdings plc	4.375	11/23/26		55,144
200,000		HSBC Holdings plc	4.041	03/13/28		220,933
50,000		HSBC Holdings plc	2.013	09/22/28		49,465
200,000		HSBC Holdings plc	4.950	03/31/30		240,708
200,000		HSBC Holdings plc	2.357	08/18/31		197,948
250,000		Huntington National Bank	2.500	08/07/22		259,029
200,000	g	ING Groep NV	4.625	01/06/26		234,521
150,000		JPMorgan Chase & Co	2.700	05/18/23		158,394
225,000		JPMorgan Chase & Co	2.301	10/15/25		236,685
250,000		JPMorgan Chase & Co	3.200	06/15/26		277,225
500,000		JPMorgan Chase & Co	3.702	05/06/30		573,489
600,000		JPMorgan Chase & Co	2.739	10/15/30		645,935
300,000		JPMorgan Chase & Co	2.522	04/22/31		319,318
350,000		JPMorgan Chase & Co	2.956	05/13/31		374,118
100,000		JPMorgan Chase & Co	5.000	N/A	‡	99,828
125,000		MUFG Americas Holdings Corp	3.500	06/18/22		131,000

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE		VALUE

$ 200,000		Natwest Group plc		3.032%	11/28/35		$192,116
200,000	g	Oversea-Chinese Banking Corp Ltd		1.832	09/10/30		199,370
100,000		PNC Bank NA		2.700	10/22/29		108,168
200,000		Royal Bank of Canada		2.550	07/16/24		213,918
200,000		Royal Bank of Scotland Group plc		3.073	05/22/28		210,060
200,000		Santander Holdings USA, Inc		3.400	01/18/23		209,380
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20		300,891
200,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24		212,760
150,000		Toronto-Dominion Bank		1.150	06/12/25		152,402
100,000		Toronto-Dominion Bank		3.625	09/15/31		112,342
100,000		Truist Bank		2.750	05/01/23		105,467
125,000		Truist Bank		2.150	12/06/24		132,329
200,000		Truist Financial Corp		4.950	N/A	‡	210,500
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	0.736	04/23/21		200,259
125,000		Westpac Banking Corp		4.110	07/24/34		140,443

		TOTAL BANKS					19,236,888

CAPITAL GOODS - 1.4%
200,000	g	BAE Systems plc		3.400	04/15/30		223,800
200,000	g	BAE Systems plc		1.900	02/15/31		197,941
10,000	g	Beacon Roofing Supply, Inc		4.500	11/15/26		10,300
200,000	g	BOC Aviation Ltd		3.000	09/11/29		203,394
200,000	g	Embraer Netherlands Finance BV		6.950	01/17/28		202,484
13,000		Howmet Aerospace, Inc		6.875	05/01/25		14,365
125,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29		146,467
100,000		Johnson Controls International plc		1.750	09/15/30		100,841
100,000		L3Harris Technologies, Inc		3.850	06/15/23		108,259
100,000		L3Harris Technologies, Inc		2.900	12/15/29		109,131
100,000		Lockheed Martin Corp		1.850	06/15/30		104,016
100,000		Lockheed Martin Corp		2.800	06/15/50		103,874
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25		207,841
175,000		Northrop Grumman Corp		3.250	01/15/28		196,528
300,000		Parker-Hannifin Corp		3.250	06/14/29		335,778
100,000		Raytheon Technologies Corp		2.250	07/01/30		105,025
125,000		Roper Technologies, Inc		3.800	12/15/26		144,227
200,000	g	TSMC Global Ltd		1.000	09/28/27		196,434
175,000		United Technologies Corp		4.125	11/16/28		207,098
20,000	g	WESCO Distribution, Inc		7.125	06/15/25		21,786
15,000	g	WESCO Distribution, Inc		7.250	06/15/28		16,435
100,000		Xylem, Inc		2.250	01/30/31		105,947

		TOTAL CAPITAL GOODS					3,061,971

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
15,000	g	ASGN, Inc		4.625	05/15/28		15,062
10,000	g	GFL Environmental, Inc		4.250	06/01/25		10,100
65,000	g	GFL Environmental, Inc		5.125	12/15/26		67,600
100,000		IHS Markit Ltd		4.125	08/01/23		108,750
100,000		IHS Markit Ltd		4.250	05/01/29		116,008
50,000	g	Prime Security Services Borrower LLC		5.750	04/15/26		53,469
26,000	g	Prime Security Services Borrower LLC		3.375	08/31/27		24,993
20,000	g	Prime Security Services Borrower LLC		6.250	01/15/28		20,250
350,000		Republic Services, Inc		3.550	06/01/22		365,118
290,000		Republic Services, Inc		2.900	07/01/26		320,630
100,000		Verisk Analytics, Inc		4.125	03/15/29		117,861
100,000		Verisk Analytics, Inc		3.625	05/15/50		113,766
50,000		Waste Management, Inc		4.100	03/01/45		61,068
100,000		Waste Management, Inc		4.150	07/15/49		127,380

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES					1,522,055

CONSUMER DURABLES & APPAREL - 0.0%
8,000		Newell Brands, Inc		4.875	06/01/25		8,630

		TOTAL CONSUMER DURABLES & APPAREL					8,630

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.3%
$ 500,000		Anheuser-Busch Cos LLC	3.650%	02/01/26	$558,806
37,000	g	Cedar Fair LP	5.500	05/01/25	38,017
6,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	6,233
6,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	6,345
60,000	g	International Game Technology plc	6.250	01/15/27	64,277
2,000	g	Yum! Brands, Inc	7.750	04/01/25	2,210

		TOTAL CONSUMER SERVICES			675,888

DIVERSIFIED FINANCIALS - 4.4%
150,000		AerCap Ireland Capital DAC	3.650	07/21/27	137,332
100,000		Ameriprise Financial, Inc	3.000	03/22/22	103,760
100,000		Bank of Montreal	3.803	12/15/32	111,400
200,000	g	BBVA Bancomer S.A.	1.875	09/18/25	195,400
25,000		Berkshire Hathaway, Inc	3.125	03/15/26	27,903
360,000		Capital One Bank USA NA	3.375	02/15/23	380,444
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	208,169
200,000	g	Credit Suisse Group AG.	4.194	04/01/31	230,747
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	215,076
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	166,184
150,000		Deutsche Bank AG.	3.547	09/18/31	150,732
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	146,475
200,000		GE Capital International Funding Co	3.373	11/15/25	213,287
425,000		GE Capital International Funding Co	4.418	11/15/35	449,158
900,000		General Motors Financial Co, Inc	3.450	01/14/22	923,010
350,000		General Motors Financial Co, Inc	2.750	06/20/25	358,512
100,000		General Motors Financial Co, Inc	5.650	01/17/29	116,737
150,000		General Motors Financial Co, Inc	3.600	06/21/30	154,657
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	329,101
325,000		Goldman Sachs Group, Inc	3.691	06/05/28	364,370
150,000		Goldman Sachs Group, Inc	2.600	02/07/30	158,277
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	116,478
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	163,284
50,000		Icahn Enterprises LP	5.250	05/15/27	52,090
100,000		International Lease Finance Corp	5.875	08/15/22	106,999
150,000		Morgan Stanley	3.125	01/23/23	158,618
150,000		Morgan Stanley	2.720	07/22/25	159,339
300,000		Morgan Stanley	2.188	04/28/26	314,033
700,000		Morgan Stanley	3.125	07/27/26	772,749
150,000		Morgan Stanley	2.699	01/22/31	160,140
200,000	g	Power Finance Corp Ltd	3.950	04/23/30	193,728
15,000		Springleaf Finance Corp	5.375	11/15/29	15,600
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	227,925
50,000		Synchrony Financial	4.375	03/19/24	54,104
100,000		Synchrony Financial	4.250	08/15/24	108,648
200,000	g	UBS AG.	2.450	12/01/20	200,346
200,000	g	UBS Group AG.	2.859	08/15/23	207,653
150,000		Wells Fargo & Co	3.750	01/24/24	162,955
100,000		Wells Fargo & Co	3.550	09/29/25	111,188
100,000		Wells Fargo & Co	3.000	10/23/26	109,158
425,000		Wells Fargo & Co	2.393	06/02/28	443,224
200,000		Wells Fargo & Co	2.879	10/30/30	213,322

		TOTAL DIVERSIFIED FINANCIALS			9,192,312

ENERGY - 3.5%
150,000		Chevron Corp	1.554	05/11/25	155,403
100,000		Chevron Corp	2.236	05/11/30	106,042
300,000		Concho Resources, Inc	2.400	02/15/31	286,666
150,000		Diamondback Energy, Inc	2.875	12/01/24	151,849
50,000		Ecopetrol S.A.	5.875	09/18/23	55,000
45,000		Ecopetrol S.A.	6.875	04/29/30	53,887
150,000		Enbridge, Inc	3.125	11/15/29	159,379
100,000		Energy Transfer Operating LP	2.900	05/15/25	100,520
50,000		Energy Transfer Operating LP	4.750	01/15/26	53,278

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Energy Transfer Operating LP	5.500%	06/01/27	$109,062
150,000		Energy Transfer Operating LP	4.950	06/15/28	158,771
150,000		Energy Transfer Operating LP	3.750	05/15/30	145,181
100,000		Energy Transfer Operating LP	6.250	04/15/49	102,904
175,000		Energy Transfer Operating LP	5.000	05/15/50	160,645
100,000		Enterprise Products Operating LLC	3.700	02/15/26	112,130
100,000		Enterprise Products Operating LLC	3.125	07/31/29	108,915
100,000		Enterprise Products Operating LLC	4.250	02/15/48	106,027
100,000		Enterprise Products Operating LLC	4.200	01/31/50	106,172
100,000		Enterprise Products Operating LLC	3.950	01/31/60	98,190
100,000	g	Leviathan Bond Ltd	6.125	06/30/25	103,239
100,000		Magellan Midstream Partners LP	3.250	06/01/30	107,249
75,000		Marathon Petroleum Corp	3.800	04/01/28	81,428
100,000		Marathon Petroleum Corp	5.000	09/15/54	102,660
150,000		MPLX LP	1.750	03/01/26	149,659
225,000		MPLX LP	4.000	03/15/28	245,509
100,000		MPLX LP	2.650	08/15/30	97,984
225,000		MPLX LP	4.500	04/15/38	229,994
125,000		MPLX LP	4.700	04/15/48	126,413
34,000		Murphy Oil Corp	5.875	12/01/27	29,037
25,000		Noble Energy, Inc	3.850	01/15/28	28,375
100,000		Noble Energy, Inc	5.050	11/15/44	129,519
75,000		Occidental Petroleum Corp	4.100	02/15/47	50,632
200,000	g	Oleoducto Central S.A.	4.000	07/14/27	207,700
225,000		ONEOK, Inc	4.550	07/15/28	238,347
225,000		ONEOK, Inc	4.350	03/15/29	234,766
225,000		ONEOK, Inc	3.400	09/01/29	220,704
100,000		ONEOK, Inc	3.100	03/15/30	96,210
100,000		ONEOK, Inc	4.500	03/15/50	88,339
200,000	g	Pertamina Persero PT	3.650	07/30/29	214,654
100,000		Petrobras Global Finance BV	5.600	01/03/31	106,821
100,000		Petroleos Mexicanos	6.500	03/13/27	93,250
100,000	g	Petroleos Mexicanos	5.950	01/28/31	83,162
200,000	g	Petronas Capital Ltd	3.500	04/21/30	223,025
200,000		Phillips 66 Partners LP	3.150	12/15/29	197,244
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	189,855
100,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	112,548
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	127,621
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	23,564
25,000		Targa Resources Partners LP	5.875	04/15/26	25,668
25,000		Targa Resources Partners LP	6.500	07/15/27	26,063
150,000		Total Capital International S.A.	3.127	05/29/50	154,930
350,000		TransCanada PipeLines Ltd	4.250	05/15/28	404,404
40,000		USA Compression Partners LP	6.875	04/01/26	39,650
25,000		USA Compression Partners LP	6.875	09/01/27	24,791
25,000		Vale Overseas Ltd	6.875	11/21/36	32,469
75,000		Williams Partners LP	3.750	06/15/27	82,263

		TOTAL ENERGY			7,059,767

FOOD & STAPLES RETAILING - 0.7%
100,000		Costco Wholesale Corp	1.375	06/20/27	102,372
100,000		Costco Wholesale Corp	1.600	04/20/30	101,866
100,000		Costco Wholesale Corp	1.750	04/20/32	102,511
59,000		Ingles Markets, Inc	5.750	06/15/23	59,838
100,000		Kroger Co	3.700	08/01/27	114,588
110,000		Kroger Co	3.875	10/15/46	124,423
50,000		Kroger Co	4.450	02/01/47	61,451
450,000		Walmart, Inc	3.700	06/26/28	531,818
200,000		Walmart, Inc	2.375	09/24/29	220,756
125,000		Walmart, Inc	3.950	06/28/38	156,419

		TOTAL FOOD & STAPLES RETAILING			1,576,042

FOOD, BEVERAGE & TOBACCO - 1.6%
75,000		Altria Group, Inc	4.800	02/14/29	88,945
100,000		Altria Group, Inc	3.400	05/06/30	108,831

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Altria Group, Inc	5.950%	02/14/49	$134,062
380,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	461,925
85,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	99,033
125,000		BAT Capital Corp	2.259	03/25/28	125,305
200,000		BAT Capital Corp	4.906	04/02/30	235,740
175,000		BAT Capital Corp	2.726	03/25/31	173,324
100,000		BAT Capital Corp	3.734	09/25/40	99,225
100,000		BAT Capital Corp	4.540	08/15/47	106,873
100,000		Coca-Cola Co	1.450	06/01/27	103,089
100,000		Constellation Brands, Inc	4.400	11/15/25	116,233
100,000		Constellation Brands, Inc	3.700	12/06/26	114,342
100,000		Constellation Brands, Inc	3.150	08/01/29	109,148
100,000		Constellation Brands, Inc	2.875	05/01/30	107,900
100,000		Diageo Capital plc	2.125	10/24/24	105,915
100,000		Diageo Capital plc	2.375	10/24/29	106,555
200,000		Diageo Capital plc	2.000	04/29/30	205,885
150,000	g	Embotelladora Andina S.A.	3.950	01/21/50	158,625
100,000		JM Smucker Co	2.375	03/15/30	104,283
100,000		JM Smucker Co	3.550	03/15/50	106,721
100,000		Kellogg Co	3.400	11/15/27	112,697
125,000		Philip Morris International, Inc	2.100	05/01/30	128,488
41,000	g	Post Holdings, Inc	4.625	04/15/30	42,179
100,000		Tyson Foods, Inc	3.900	09/28/23	109,313

		TOTAL FOOD, BEVERAGE & TOBACCO			3,364,636

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
100,000		Abbott Laboratories	3.875	09/15/25	114,157
227,000		Abbott Laboratories	3.750	11/30/26	263,340
100,000		Abbott Laboratories	5.300	05/27/40	146,043
30,000	g	Avantor Funding, Inc	4.625	07/15/28	31,125
163,000		Becton Dickinson & Co	3.700	06/06/27	184,728
100,000		Boston Scientific Corp	4.000	03/01/29	116,266
75,000		Centene Corp	4.250	12/15/27	78,482
200,000		Children’s Hospital Medic	4.268	05/15/44	250,664
100,000		Cigna Corp	2.400	03/15/30	103,399
100,000		Cigna Corp	3.200	03/15/40	105,815
100,000		Covidien International Finance S.A.	3.200	06/15/22	104,010
150,000		CVS Health Corp	2.625	08/15/24	159,858
275,000		CVS Health Corp	2.875	06/01/26	297,698
225,000		CVS Health Corp	3.750	04/01/30	257,097
400,000		CVS Health Corp	1.750	08/21/30	391,588
400,000		CVS Health Corp	4.780	03/25/38	484,077
100,000		CVS Health Corp	2.700	08/21/40	95,650
200,000		CVS Health Corp	5.050	03/25/48	254,342
100,000		CVS Health Corp	4.250	04/01/50	117,275
100,000		Danaher Corp	2.600	10/01/50	97,421
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	298,467
60,000	g	DaVita, Inc	4.625	06/01/30	61,584
100,000	g	DaVita, Inc	3.750	02/15/31	96,355
160,000		HCA, Inc	5.625	09/01/28	183,032
100,000		HCA, Inc	5.500	06/15/47	124,686
100,000		Humana, Inc	3.950	03/15/27	114,414
25,000	g	Molina Healthcare, Inc	4.375	06/15/28	25,512
500,000	g	SBA Tower Trust	2.836	01/15/25	535,014
150,000	g	SBA Tower Trust	1.884	01/15/26	153,305
10,000	g	Teleflex, Inc	4.250	06/01/28	10,350
10,000	g	Tenet Healthcare Corp	4.625	06/15/28	10,084
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	106,757
55,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	60,790

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,433,385

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Kimberly-Clark Corp	1.050	09/15/27	100,692

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			100,692

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

INSURANCE - 2.1%
$ 200,000	g	AIA Group Ltd	3.200%	09/16/40		$206,526
100,000		American Financial Group, Inc	3.500	08/15/26		108,235
125,000		American International Group, Inc	3.400	06/30/30		137,888
175,000		Aon plc	3.500	06/14/24		190,642
100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30		104,459
100,000		Berkshire Hathaway Finance Corp	4.250	01/15/49		130,133
100,000		Chubb INA Holdings, Inc	2.875	11/03/22		104,595
100,000		CNA Financial Corp	3.950	05/15/24		110,788
175,000		CNA Financial Corp	2.050	08/15/30		173,425
100,000	g	Equitable Financial Life Global Funding	1.400	07/07/25		102,071
100,000	g	Five Corners Funding Trust II	2.850	05/15/30		107,861
100,000		Hartford Financial Services Group, Inc	2.800	08/19/29		108,364
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43		117,226
100,000		Hartford Financial Services Group, Inc	3.600	08/19/49		110,795
100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50		111,379
100,000		MetLife, Inc	3.600	11/13/25		113,500
180,000		MetLife, Inc	3.850	N/A	‡	179,325
100,000	g	Metropolitan Life Global Funding I	2.950	04/09/30		112,164
150,000		PartnerRe Finance B LLC	4.500	10/01/50		150,460
175,000		Prudential Financial, Inc	3.700	10/01/50		178,553
100,000	g	Prudential Funding LLC	6.750	09/15/23		115,464
200,000		Reinsurance Group of America, Inc	3.900	05/15/29		228,181
100,000		Travelers Cos, Inc	2.550	04/27/50		97,879
500,000	g,i	Vitality Re IV Ltd	1.842	01/08/21		497,000
500,000	g,i	Vitality Re IX Ltd	1.692	01/10/22		497,500
250,000	g,i	Vitality Re X Ltd	1.842	01/10/23		248,625

		TOTAL INSURANCE				4,343,038

MATERIALS - 1.4%
100,000		Air Products & Chemicals, Inc	1.500	10/15/25		103,713
100,000		Air Products & Chemicals, Inc	2.050	05/15/30		105,362
200,000	g	Anglo American Capital plc	2.625	09/10/30		198,380
200,000		AngloGold Ashanti Holdings plc	3.750	10/01/30		203,973
14,000	g	Arconic Corp	6.000	05/15/25		14,951
5,000	g	Arconic Rolled Products Corp	6.125	02/15/28		5,134
38,000		Ball Corp	2.875	08/15/30		37,573
100,000		Bemis Co, Inc	2.630	06/19/30		106,723
200,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29		211,752
200,000	g	Cemex SAB de C.V.	5.450	11/19/29		202,250
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30		212,544
40,000	g	Enviva Partners LP	6.500	01/15/26		42,150
200,000	g,h	First Quantum Minerals Ltd	6.875	10/15/27		192,660
50,000		International Paper Co	5.000	09/15/35		65,044
50,000		International Paper Co	4.350	08/15/48		61,068
100,000	g	James Hardie International Finance DAC	4.750	01/15/25		102,125
100,000		LyondellBasell Industries NV	6.000	11/15/21		104,645
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24		100,870
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29		101,011
100,000		Newmont Corp	2.250	10/01/30		103,128
100,000		Nutrien Ltd	3.375	03/15/25		110,399
100,000		Nutrien Ltd	2.950	05/13/30		109,337
60,000	g	OCI NV	6.625	04/15/23		62,040
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23		84,000
19,000	g	PolyOne Corp	5.750	05/15/25		20,140
100,000		Praxair, Inc	1.100	08/10/30		96,822
150,000		Sherwin-Williams Co	2.300	05/15/30		156,535
48,000	g	Tronox, Inc	6.500	05/01/25		49,920
10,000	g	Univar Solutions USA, Inc	5.125	12/01/27		10,263
100,000		Vulcan Materials Co	3.500	06/01/30		111,918
100,000		WRKCo, Inc	4.900	03/15/29		123,319

		TOTAL MATERIALS				3,209,749

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA & ENTERTAINMENT - 2.9%
$ 100,000		Activision Blizzard, Inc	1.350%	09/15/30	$97,433
175,000		Alphabet, Inc	1.100	08/15/30	173,268
100,000		Alphabet, Inc	2.050	08/15/50	92,930
200,000	g	Banco Nacional de Panama	2.500	08/11/30	197,900
200,000	g	Cable Onda S.A.	4.500	01/30/30	208,160
150,000		Charter Communications Operating LLC	3.750	02/15/28	165,755
125,000		Charter Communications Operating LLC	4.200	03/15/28	141,938
50,000		Charter Communications Operating LLC	5.125	07/01/49	57,856
600,000		Charter Communications Operating LLC	4.800	03/01/50	685,767
100,000		Comcast Corp	3.700	04/15/24	110,423
200,000		Comcast Corp	3.950	10/15/25	229,354
300,000		Comcast Corp	2.350	01/15/27	322,290
175,000		Comcast Corp	3.300	02/01/27	197,297
150,000		Comcast Corp	4.150	10/15/28	180,994
200,000		Comcast Corp	2.650	02/01/30	218,105
100,000		Comcast Corp	1.950	01/15/31	102,677
100,000		Comcast Corp	1.500	02/15/31	98,406
300,000		Comcast Corp	3.200	07/15/36	332,949
250,000		Comcast Corp	3.450	02/01/50	283,882
175,000		Comcast Corp	2.800	01/15/51	175,361
100,000		Comcast Corp	2.450	08/15/52	93,485
53,000		Discovery Communications LLC	2.950	03/20/23	55,831
100,000		Discovery Communications LLC	4.125	05/15/29	114,887
100,000		Discovery Communications LLC	5.200	09/20/47	119,886
100,000	g	Gray Escrow, Inc	7.000	05/15/27	108,414
35,000		Grupo Televisa SAB	6.625	01/15/40	46,120
50,000	g	Nielsen Finance LLC	5.000	04/15/22	50,125
50,000	g	Sirius XM Radio, Inc	4.125	07/01/30	51,239
50,000	g	TEGNA, Inc	4.750	03/15/26	51,091
25,000	g	TEGNA, Inc	4.625	03/15/28	24,445
75,000		Time Warner Cable LLC	5.875	11/15/40	93,307
100,000	g	Upjohn, Inc	2.700	06/22/30	103,465
100,000	g	Upjohn, Inc	3.850	06/22/40	107,662
100,000		ViacomCBS, Inc	3.375	02/15/28	110,202
50,000		ViacomCBS, Inc	5.850	09/01/43	62,646
500,000		Walt Disney Co	3.000	09/15/22	524,789
100,000		Walt Disney Co	2.000	09/01/29	103,330
250,000		Walt Disney Co	2.650	01/13/31	269,132

		TOTAL MEDIA & ENTERTAINMENT			6,162,801

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
100,000		AbbVie, Inc	2.850	05/14/23	105,188
300,000	g	AbbVie, Inc	2.950	11/21/26	326,799
350,000	g	AbbVie, Inc	3.200	11/21/29	384,838
225,000	g	AbbVie, Inc	4.050	11/21/39	256,972
125,000		AbbVie, Inc	4.400	11/06/42	148,521
50,000		AbbVie, Inc	4.450	05/14/46	59,423
100,000	g	AbbVie, Inc	4.250	11/21/49	118,115
100,000		AstraZeneca plc	3.125	06/12/27	110,891
15,000	g	Bausch Health Cos, Inc	5.000	01/30/28	14,569
75,000		Bristol-Myers Squibb Co	3.875	08/15/25	85,615
275,000		Bristol-Myers Squibb Co	3.450	11/15/27	315,884
250,000		Bristol-Myers Squibb Co	3.400	07/26/29	290,468
100,000		Bristol-Myers Squibb Co	4.250	10/26/49	131,331
100,000		Gilead Sciences, Inc	1.200	10/01/27	100,162
125,000		Gilead Sciences, Inc	1.650	10/01/30	124,753
5,000	g	Jaguar Holding Co II	4.625	06/15/25	5,150
5,000	g	Jaguar Holding Co II	5.000	06/15/28	5,219
100,000		Johnson & Johnson	2.450	03/01/26	109,190
50,000		Johnson & Johnson	2.900	01/15/28	56,196
100,000		Johnson & Johnson	3.400	01/15/38	116,863
100,000		Merck & Co, Inc	1.450	06/24/30	101,389
100,000		Merck & Co, Inc	2.450	06/24/50	99,467

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 175,000		Novartis Capital Corp	3.000%	11/20/25	$194,653
100,000	g	Royalty Pharma plc	2.200	09/02/30	99,416
175,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	177,235
100,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	103,291
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	132,375
325,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	370,280

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,144,253

REAL ESTATE - 2.9%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	113,758
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	115,040
100,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	125,793
100,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	97,581
100,000		American Tower Corp	3.000	06/15/23	105,899
100,000		American Tower Corp	2.950	01/15/25	108,011
50,000		American Tower Corp	3.375	10/15/26	55,356
150,000		American Tower Corp	3.800	08/15/29	171,700
250,000		American Tower Corp	2.900	01/15/30	269,841
175,000		American Tower Corp	1.875	10/15/30	172,353
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	157,853
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	214,119
100,000		Camden Property Trust	3.150	07/01/29	110,878
100,000		Camden Property Trust	2.800	05/15/30	108,684
50,000		Crown Castle International Corp	3.800	02/15/28	56,614
350,000		Crown Castle International Corp	2.250	01/15/31	352,579
100,000		Crown Castle International Corp	3.250	01/15/51	99,210
50,000		Digital Realty Trust LP	3.700	08/15/27	56,248
100,000		Duke Realty LP	3.250	06/30/26	110,857
100,000		Duke Realty LP	1.750	07/01/30	99,468
100,000		Equinix, Inc	2.150	07/15/30	101,233
75,000		Essex Portfolio LP	3.375	01/15/23	78,566
100,000		Essex Portfolio LP	3.000	01/15/30	107,402
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	107,330
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	191,215
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	101,293
100,000	h	Healthcare Realty Trust, Inc	2.050	03/15/31	98,659
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	139,110
100,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	107,510
100,000		Highwoods Realty LP	3.875	03/01/27	108,429
50,000		iStar, Inc	4.750	10/01/24	48,375
100,000		Life Storage LP	2.200	10/15/30	99,819
13,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	13,260
100,000		Mid-America Apartments LP	4.300	10/15/23	109,249
125,000		Mid-America Apartments LP	3.750	06/15/24	135,894
100,000		Mid-America Apartments LP	3.600	06/01/27	111,397
200,000		Mid-America Apartments LP	2.750	03/15/30	215,476
100,000		Mid-America Apartments LP	1.700	02/15/31	98,385
100,000		National Retail Properties, Inc	3.300	04/15/23	105,243
100,000		National Retail Properties, Inc	4.000	11/15/25	110,793
150,000		Regency Centers LP	3.900	11/01/25	163,523
200,000		Regency Centers LP	3.600	02/01/27	216,326
100,000		Regency Centers LP	2.950	09/15/29	103,533
100,000		Retail Properties of America, Inc	4.750	09/15/30	100,121
87,000		SITE Centers Corp	3.625	02/01/25	88,883
50,000	g	VICI Properties LP	3.500	02/15/25	49,500
50,000		Weingarten Realty Investors	3.375	10/15/22	51,218
100,000		Weingarten Realty Investors	3.500	04/15/23	103,209
100,000		Weingarten Realty Investors	4.450	01/15/24	106,629
100,000		Weingarten Realty Investors	3.850	06/01/25	104,889
100,000		Weingarten Realty Investors	3.250	08/15/26	103,543

		TOTAL REAL ESTATE			6,081,854

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.6%
$ 50,000		AutoNation, Inc	3.800%	11/15/27	$54,647
100,000		AutoZone, Inc	1.650	01/15/31	98,264
13,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	13,345
10,000	g	Camelot Finance S.A.	4.500	11/01/26	10,225
10,000		CDW LLC	3.250	02/15/29	9,963
18,000	g	L Brands, Inc	6.875	07/01/25	19,440
7,000	g	L Brands, Inc	9.375	07/01/25	8,033
45,000	g	Lithia Motors, Inc	4.625	12/15/27	46,462
8,000	g	Macy’s, Inc	8.375	06/15/25	8,271
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	142,122
100,000		O’Reilly Automotive, Inc	4.200	04/01/30	120,118
100,000		O’Reilly Automotive, Inc	1.750	03/15/31	98,763
200,000	g	Prosus NV	3.680	01/21/30	215,633
200,000		Target Corp	2.350	02/15/30	217,001
100,000		Target Corp	2.650	09/15/30	111,850

		TOTAL RETAILING			1,174,137

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
350,000		Broadcom, Inc	4.150	11/15/30	392,940
300,000		Intel Corp	2.875	05/11/24	324,244
70,000		Intel Corp	2.600	05/19/26	77,002
100,000		Intel Corp	3.750	03/25/27	117,109
25,000		Intel Corp	3.734	12/08/47	29,788
100,000		Lam Research Corp	4.000	03/15/29	119,751
100,000	g	NXP BV	3.875	06/18/26	112,032
100,000	g	NXP BV	3.400	05/01/30	109,392
100,000		Texas Instruments, Inc	2.625	05/15/24	107,367
25,000		Texas Instruments, Inc	4.150	05/15/48	32,619

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,422,244

SOFTWARE & SERVICES - 1.2%
150,000		Adobe, Inc	2.300	02/01/30	161,759
15,000	g	Black Knight InfoServ LLC	3.625	09/01/28	15,159
100,000		Fidelity National Information Services, Inc	3.750	05/21/29	117,612
250,000		Fiserv, Inc	2.750	07/01/24	267,256
250,000		Fiserv, Inc	3.500	07/01/29	284,533
100,000		Global Payments, Inc	2.650	02/15/25	106,106
175,000		Global Payments, Inc	3.200	08/15/29	190,892
275,000		International Business Machines Corp	1.950	05/15/30	283,079
400,000		Microsoft Corp	2.400	08/08/26	435,719
63,000		Microsoft Corp	4.100	02/06/37	81,738
110,000		Microsoft Corp	3.700	08/08/46	138,028
37,000		Microsoft Corp	2.525	06/01/50	38,598
15,000	g	Open Text Holdings, Inc	4.125	02/15/30	15,427
15,000	g	Presidio Holdings, Inc	4.875	02/01/27	15,202
100,000		salesforce.com, Inc	3.700	04/11/28	117,874
100,000		Visa, Inc	2.700	04/15/40	107,961

		TOTAL SOFTWARE & SERVICES			2,376,943

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
200,000		Amphenol Corp	2.800	02/15/30	218,792
275,000		Apple, Inc	2.450	08/04/26	299,601
575,000		Apple, Inc	2.050	09/11/26	614,628
75,000		Broadcom Corp	3.875	01/15/27	83,165
250,000		Cisco Systems, Inc	1.850	09/20/21	253,450
100,000		Corning, Inc	4.375	11/15/57	121,788
56,000	g	Dell International LLC	4.420	06/15/21	57,323
100,000	g	Dell International LLC	5.300	10/01/29	114,550

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,763,297

TELECOMMUNICATION SERVICES - 2.6%
100,000		AT&T, Inc	3.800	02/15/27	112,730
975,000		AT&T, Inc	4.350	03/01/29	1,144,416

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 325,000		AT&T, Inc	4.300%	02/15/30	$384,784
150,000		AT&T, Inc	4.500	05/15/35	176,932
65,000		AT&T, Inc	4.500	03/09/48	74,207
270,000		AT&T, Inc	3.650	06/01/51	272,508
300,000		AT&T, Inc	3.300	02/01/52	279,154
130,000	g	AT&T, Inc	3.550	09/15/55	124,358
11,000	g	AT&T, Inc	3.650	09/15/59	10,622
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	209,500
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	77,640
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	221,915
50,000		Orange S.A.	5.375	01/13/42	70,251
100,000		Rogers Communications, Inc	3.700	11/15/49	111,658
610,000	g	Switch Ltd	3.750	09/15/28	616,100
100,000		Telefonica Emisiones SAU	4.103	03/08/27	113,691
225,000	g	T-Mobile USA, Inc	3.875	04/15/30	255,832
350,000	g,h	T-Mobile USA, Inc	2.550	02/15/31	362,628
100,000	g,h	T-Mobile USA, Inc	3.000	02/15/41	98,724
100,000	g	T-Mobile USA, Inc	4.500	04/15/50	120,196
14,000		Verizon Communications, Inc	3.376	02/15/25	15,588
50,000		Verizon Communications, Inc	4.125	03/16/27	58,994
100,000		Verizon Communications, Inc	3.150	03/22/30	112,928
258,000		Verizon Communications, Inc	4.272	01/15/36	317,767
150,000		Vodafone Group plc	4.250	09/17/50	173,972

		TOTAL TELECOMMUNICATION SERVICES			5,517,095

TRANSPORTATION - 1.0%
200,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	200,672
150,000		Boeing Co	2.950	02/01/30	145,059
25,000		Boeing Co	3.250	02/01/35	23,477
25,000		Boeing Co	3.750	02/01/50	22,874
100,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	108,629
100,000		Canadian Pacific Railway Co	2.050	03/05/30	104,200
100,000		CSX Corp	3.800	03/01/28	116,640
100,000		CSX Corp	4.250	03/15/29	120,404
175,000		CSX Corp	2.400	02/15/30	187,353
200,000		Delta Air Lines, Inc	2.900	10/28/24	178,000
44,000	g	Delta Air Lines, Inc	7.000	05/01/25	48,304
100,000		Delta Air Lines, Inc	3.750	10/28/29	85,252
375,000		FedEx Corp	3.100	08/05/29	416,342
200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	200,341
100,000		Union Pacific Corp	3.950	09/10/28	117,884
125,000		Union Pacific Corp	3.839	03/20/60	144,960

		TOTAL TRANSPORTATION			2,220,391

UTILITIES - 3.0%
199,000	g	Adani Transmission Ltd	4.250	05/21/36	197,629
100,000		AEP Transmission Co LLC	3.100	12/01/26	112,503
100,000		AEP Transmission Co LLC	4.000	12/01/46	121,065
100,000		American Water Capital Corp	3.000	12/01/26	108,493
100,000		American Water Capital Corp	2.800	05/01/30	109,460
100,000		American Water Capital Corp	4.000	12/01/46	120,708
150,000		American Water Capital Corp	3.750	09/01/47	176,748
100,000		American Water Capital Corp	3.450	05/01/50	111,853
200,000	h	Atmos Energy Corp	1.500	01/15/31	199,069
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	146,982
100,000		Baltimore Gas & Electric Co	3.200	09/15/49	107,411
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	56,662
200,000		Black Hills Corp	4.250	11/30/23	219,400
100,000		Black Hills Corp	3.150	01/15/27	107,207
100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	106,275
175,000		DTE Electric Co	2.250	03/01/30	186,266
75,000		DTE Electric Co	2.950	03/01/50	79,199
200,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	199,856

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Eversource Energy	0.800%	08/15/25	$99,477
175,000		Exelon Generation Co LLC	3.400	03/15/22	181,385
100,000		Florida Power & Light Co	3.990	03/01/49	127,745
100,000		Indiana Michigan Power Co	3.750	07/01/47	116,031
150,000		MidAmerican Energy Co	3.650	04/15/29	178,610
125,000		MidAmerican Energy Co	3.650	08/01/48	147,282
100,000	g	Narragansett Electric Co	3.395	04/09/30	113,933
200,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	208,140
100,000		NiSource, Inc	3.600	05/01/30	113,872
350,000		NiSource, Inc	1.700	02/15/31	343,581
100,000		Northern States Power Co	2.900	03/01/50	106,813
125,000		Northern States Power Co	2.600	06/01/51	126,568
50,000		NRG Energy, Inc	5.750	01/15/28	53,938
100,000		NSTAR Electric Co	3.950	04/01/30	120,885
125,000		Ohio Power Co	4.150	04/01/48	155,309
125,000		Ohio Power Co	4.000	06/01/49	152,719
100,000		ONE Gas, Inc	3.610	02/01/24	108,734
12,000	g	Pattern Energy Operations LP	4.500	08/15/28	12,450
100,000		PECO Energy Co	3.000	09/15/49	106,492
200,000		PECO Energy Co	2.800	06/15/50	206,900
200,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	213,000
175,000		PSEG Power LLC	3.850	06/01/23	188,270
200,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	206,197
125,000		Public Service Co of Colorado	3.200	03/01/50	141,855
300,000		Southern Co	4.000	01/15/51	300,832
55,000		Virginia Electric & Power Co	2.950	01/15/22	56,360
75,000		Virginia Electric & Power Co	2.950	11/15/26	83,450
50,000		Virginia Electric & Power Co	3.500	03/15/27	56,880

		TOTAL UTILITIES			6,494,494

		TOTAL CORPORATE BONDS			96,924,887

		(Cost $90,521,545)

GOVERNMENT BONDS - 32.7%

FOREIGN GOVERNMENT BONDS - 3.6%
1,685		Argentine Republic Government International Bond	1.000	07/09/29	767
48,500		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	20,224
200,000	g	Bahrain Government International Bond	5.450	09/16/32	189,993
200,000	g	Bermuda Government International Bond	3.717	01/25/27	219,002
250,000	g	Bermuda Government International Bond	4.750	02/15/29	298,175
200,000	g	Bermuda Government International Bond	2.375	08/20/30	202,250
200,000	g	BNG Bank NV	2.625	02/27/24	215,129
200,000		Brazilian Government International Bond	3.875	06/12/30	199,800
200,000		Colombia Government International Bond	5.000	06/15/45	233,000
200,000	g	Costa Rica Government International Bond	5.625	04/30/43	164,800
200,000	g	Dominican Republic Government International Bond	4.875	09/23/32	198,900
13,286	g	Ecuador Government International Bond	0.000	07/31/30	6,162
42,525	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	28,705
111,442	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	61,573
51,075	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	25,474
200,000	g	Egypt Government International Bond	5.577	02/21/23	205,239
100,000		European Investment Bank	4.875	02/15/36	150,792
250,000	g	Guatemala Government International Bond	4.500	05/03/26	267,875
234,375	g	Iraq Government International Bond	5.800	01/15/28	208,840
200,000		Japan Bank for International Cooperation	2.375	04/20/26	218,330
100,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	108,010
300,000	g	Jordan Government International Bond	4.950	07/07/25	298,762
200,000	g	Korea Electric Power Corp	1.125	06/15/25	200,970

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	g	Korea Housing Finance Corp	2.000%	10/11/21	$253,363
1,000,000		Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	1,000,000
250,000		Mexico Government International Bond	4.150	03/28/27	277,750
225,000		Mexico Government International Bond	3.250	04/16/30	229,615
32,000		Mexico Government International Bond	6.050	01/11/40	40,014
160,000	g	Panama Notas del Tesoro	3.750	04/17/26	170,928
150,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	58,500
200,000	†,g	Provincia de Mendoza Argentina	8.375	05/19/24	130,002
200,000	g	Qatar Government International Bond	3.750	04/16/30	231,734
300,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	314,951
500,000	g	Saudi Government International Bond	3.750	01/21/55	540,800
200,000		State of Israel	3.375	01/15/50	221,459
EUR 375,000	g	Ukraine Government International Bond	4.375	01/27/30	358,039
200,000	†,g	Zambia Government International Bond	8.500	04/14/24	97,362

		TOTAL FOREIGN GOVERNMENT BONDS			7,647,289

MORTGAGE BACKED - 20.6%
123,459		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	127,406
141,902		FHLMC	3.500	03/15/44	155,531
122,235	i	FHLMC	5.768	03/15/44	23,321
479,356		FHLMC	4.000	10/01/47	530,568
41,759		FHLMC	4.000	06/01/48	45,692
196,385	i	FHLMC	9.676	06/15/48	246,800
23,682		FHLMC	4.000	07/01/48	26,052
280,925	i	FHLMC	9.596	10/15/48	357,298
1,811,845		FHLMC	3.000	11/01/49	1,927,301
28,440		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/36	32,718
9,445		FGLMC	5.000	07/01/39	10,879
221,986		FGLMC	3.500	04/01/45	245,403
683,623		FGLMC	3.500	08/01/45	760,753
910,579		FGLMC	3.500	10/01/45	1,004,425
285,124		FGLMC	4.000	12/01/45	316,857
317,430		FGLMC	3.500	08/01/46	349,784
1,088,046		FGLMC	3.000	02/01/47	1,141,215
17,598		FGLMC	4.500	06/01/47	19,641
497,889		FGLMC	4.000	09/01/47	545,663
177,148		FGLMC	3.500	12/01/47	194,100
575,785		FGLMC	3.500	03/01/48	629,527
165,592		FGLMC	4.000	03/01/48	184,303
135,325		FGLMC	4.000	07/01/48	148,900
184,320		FGLMC	4.500	08/01/48	203,834
4,823		Federal National Mortgage Association (FNMA)	6.000	08/01/21	4,893
147,504		FNMA	3.500	06/01/32	162,055
317,151		FNMA	3.000	10/01/32	332,744
1,000,000	h	FNMA	2.500	10/25/32	1,044,063
131,706		FNMA	5.000	05/01/35	151,381
6,900		FNMA	7.500	07/01/35	6,929
1,500,000	h	FNMA	2.000	10/25/35	1,558,594
146,050		FNMA	5.000	02/01/36	168,004
275,188		FNMA	3.000	10/01/39	288,140
147,846		FNMA	3.000	05/01/40	155,164
295,660		FNMA	5.000	09/01/40	340,542
137,786		FNMA	4.000	09/01/42	150,959
155,838	i	FNMA	5.802	09/25/43	34,906
63,697		FNMA	4.000	01/01/44	70,921
52,953		FNMA	4.500	03/01/44	59,791
275,682		FNMA	4.500	10/01/44	307,998
524,085		FNMA	4.500	11/01/44	585,523
139,293		FNMA	5.000	11/01/44	160,087
49,936		FNMA	4.000	01/01/45	54,596
343,854		FNMA	3.000	02/25/45	360,310

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 58,434		FNMA	3.000%	02/25/45	$60,178
172,078		FNMA	4.000	06/01/45	189,850
141,416		FNMA	4.000	12/01/45	157,353
965,822		FNMA	3.000	12/25/45	1,004,961
567,715		FNMA	3.500	01/01/46	626,083
376,999		FNMA	4.000	01/01/46	419,869
22,423		FNMA	4.000	03/01/46	24,732
215,557		FNMA	3.500	07/01/46	237,720
541,340		FNMA	3.500	07/01/46	596,560
206,520		FNMA	3.000	10/01/46	212,802
529,729		FNMA	3.000	11/01/46	556,833
93,367		FNMA	3.000	04/25/47	100,250
40,660		FNMA	3.500	08/01/47	43,467
372,441		FNMA	3.500	09/01/47	397,030
24,348		FNMA	3.000	11/01/47	25,103
44,013		FNMA	3.000	11/01/47	45,331
260,507		FNMA	3.500	11/01/47	287,860
472,071		FNMA	4.000	12/01/47	525,484
64,657		FNMA	4.000	12/01/47	69,275
98,779		FNMA	3.500	01/01/48	108,651
350,225		FNMA	3.500	01/01/48	387,391
174,278		FNMA	4.500	01/01/48	196,151
157,812		FNMA	4.500	02/01/48	177,525
854,204		FNMA	3.000	02/25/48	907,904
331,973		FNMA	3.500	03/01/48	351,075
141,061		FNMA	4.000	03/01/48	155,968
688,019		FNMA	4.500	03/01/48	772,442
61,705		FNMA	4.000	04/01/48	65,886
97,916		FNMA	4.500	05/01/48	109,283
133,926		FNMA	4.500	05/01/48	150,360
191,975		FNMA	5.000	08/01/48	217,613
191,380		FNMA	0.000	11/25/48	177,414
191,380		FNMA	3.000	11/25/48	21,321
98,619		FNMA	3.000	08/01/49	107,341
3,000,000	h	FNMA	2.500	10/01/50	3,148,977
700,000	h	FNMA	2.000	10/25/50	723,625
1,000,000	h	FNMA	3.000	10/25/50	1,047,539
2,100,000	h	FNMA	2.000	11/25/50	2,165,686
2,200,000	h	FNMA	2.500	11/25/50	2,302,673
2,000,000	h	FNMA	3.000	11/25/50	2,095,547
4,279		Government National Mortgage Association (GNMA)	5.000	03/15/34	4,689
46,114		GNMA	5.000	06/15/34	50,815
3,749		GNMA	5.000	04/15/38	4,203
5,703		GNMA	4.500	04/15/40	6,247
246,780		GNMA	4.000	06/20/46	28,804
4,000,000	h	GNMA	3.000	10/20/46	4,188,125
262,275		GNMA	3.500	01/20/49	287,330
1,000,000	h	GNMA	2.000	10/20/50	1,038,750
1,500,000	h	GNMA	2.500	10/20/50	1,569,141

		TOTAL MORTGAGE BACKED			43,374,788

MUNICIPAL BONDS - 3.1%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	215,762
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	227,402
100,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	104,436
100,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	107,962
100,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	109,883
300,000		City of New York NY	3.430	12/01/24	329,448
150,000		Commonwealth Financing Authority	3.864	06/01/38	172,443
500,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	526,275
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	367,728

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Michigan Finance Authority	2.862%	09/01/49	$258,105
350,000		Michigan Finance Authority	2.988	09/01/49	375,659
170,000		New York State Dormitory Authority	4.294	07/01/44	189,404
90,000		Public Finance Authority	4.269	07/01/40	106,628
1,400,000		State of Illinois	5.100	06/01/33	1,414,826
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	337,956
1,000,000		State of Texas	3.295	10/01/25	1,135,280
500,000		University of California	3.063	07/01/25	552,530

		TOTAL MUNICIPAL BONDS			6,531,727

U.S. TREASURY SECURITIES - 5.4%
800,000		United States Treasury Bond	3.125	11/15/41	1,081,000
2,785,700		United States Treasury Bond	3.000	11/15/45	3,742,414
1,865,000		United States Treasury Bond	2.875	11/15/46	2,464,932
765,000		United States Treasury Bond	3.000	05/15/47	1,036,366
176,000		United States Treasury Bond	3.375	11/15/48	256,073
1,027,160	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	1,090,368
145,000		United States Treasury Note	0.125	09/30/22	144,983
110,000		United States Treasury Note	0.125	09/15/23	109,897
680,000		United States Treasury Note	0.625	08/15/30	676,069
887,000		United States Treasury Note	1.250	05/15/50	840,571

		TOTAL U.S. TREASURY SECURITIES			11,442,673

		TOTAL GOVERNMENT BONDS			68,996,477

		(Cost $65,214,913)

STRUCTURED ASSETS - 17.7%

ASSET BACKED - 8.6%
250,000		AmeriCredit Automobile Receivables Trust	2.130	03/18/26	253,203
		Series - 2020 2 (Class D)
99,904	g	AMSR Trust	1.819	04/17/37	101,858
		Series - 2020 SFR1 (Class A)
100,000	g,i	AMSR Trust	3.148	01/19/39	103,145
		Series - 2019 SFR1 (Class C)
100,000	g,i	AMSR Trust	3.247	01/19/39	102,262
		Series - 2019 SFR1 (Class D)
14,776	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	14,553
		Series - 2004 HE5 (Class M1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450	03/20/23	511,637
		Series - 2019 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.700	03/20/23	204,233
		Series - 2019 1A (Class B)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	515,953
		Series - 2017 2A (Class A)
303,828	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	311,598
		Series - 2019 A (Class A)
944,776	g	Capital Automotive REIT	3.660	10/15/44	947,606
		Series - 2014 1A (Class A)
469,304	g	Capital Automotive REIT	3.870	04/15/47	470,136
		Series - 2017 1A (Class A1)
242,990	g	Capital Automotive REIT	2.690	02/15/50	246,032
		Series - 2020 1A (Class A1)
500,000	g,i	Cayuga Park CLO, Ltd.	0.000	07/17/31	500,754
		Series - 2020 1A (Class A)
144,702	†,g,i	CBRE Realty Finance	0.576	04/07/52	0
		Series - 2007 1A (Class A2)
7,023		Centex Home Equity	5.540	01/25/32	7,240
		Series - 2002 A (Class AF6)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	g	CF Hippolyta LLC	1.690%	07/15/60	$505,560
		Series - 2020 1 (Class A1)
249,584	g	CF Hippolyta LLC	1.990	07/15/60	254,457
		Series - 2020 1 (Class A2)
100,000	g	CF Hippolyta LLC	2.280	07/15/60	101,729
		Series - 2020 1 (Class B1)
250,000	g,i	CIFC Funding Ltd	1.932	08/24/32	250,818
		Series - 2020 2A (Class A1)
487,500	g	DB Master Finance LLC	3.629	11/20/47	502,042
		Series - 2017 1A (Class A2I)
123,750	g	DB Master Finance LLC	3.787	05/20/49	127,548
		Series - 2019 1A (Class A2I)
123,750	g	DB Master Finance LLC	4.352	05/20/49	134,659
		Series - 2019 1A (Class A23)
119,165	g	Diamond Resorts Owner Trust	3.700	01/21/31	123,636
		Series - 2018 1 (Class A)
164,279	g	Diamond Resorts Owner Trust	2.890	02/20/32	169,329
		Series - 2019 1A (Class A)
335,999	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	356,576
		Series - 2015 1A (Class A2II)
243,125	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	243,621
		Series - 2017 1A (Class A2II)
220,500	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	233,285
		Series - 2018 1A (Class A2I)
97,566	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	97,324
		Series - 2007 2 (Class A2C)
137,307	g	HERO Funding Trust	3.190	09/20/48	141,482
		Series - 2017 3A (Class A1)
137,307	g	HERO Funding Trust	3.950	09/20/48	143,985
		Series - 2017 3A (Class A2)
195,126	g	Hertz Vehicle Financing II LP	3.290	02/25/24	195,643
		Series - 2018 1A (Class A)
97,671	g	Hertz Vehicle Financing II LP	3.420	05/25/25	97,947
		Series - 2019 2A (Class A)
281,946	g	Hilton Grand Vacations Trust	2.960	12/26/28	283,554
		Series - 2017 AA (Class B)
198,196	g	Hilton Grand Vacations Trust	2.340	07/25/33	202,792
		Series - 2019 AA (Class A)
8,581	i	Home Equity Asset Trust	3.986	06/25/33	8,571
		Series - 2003 1 (Class M1)
471,456	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	440,113
		Series - 2019 1 (Class A)
241,886	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	221,730
		Series - 2019 2 (Class A)
91,881	g,i	Invitation Homes Trust	1.151	07/17/37	91,895
		Series - 2018 SFR3 (Class A)
92,896	g,i	Invitation Homes Trust	1.251	01/17/38	92,900
		Series - 2018 SFR4 (Class A)
100,000	g,i	Invitation Homes Trust	1.801	01/17/38	100,000
		Series - 2018 SFR4 (Class D)
73,976	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	72,564
		Series - 2007 CH3 (Class A1B)
112,741	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	110,177
		Series - 2007 CH5 (Class A1)
250,000	g	Laurel Road Prime Student Loan Trust	0.720	11/25/50	249,979
		Series - 2020 A (Class A1FX)
335,153	g	MVW Owner Trust	2.420	12/20/34	341,733
		Series - 2017 1A (Class A)
232,540	g	MVW Owner Trust	3.450	01/21/36	240,910
		Series - 2018 1A (Class A)
210,347	g	MVW Owner Trust	3.000	11/20/36	213,496
		Series - 2019 1A (Class B)
250,000	g	Navient Student Loan Trust	3.390	12/15/59	258,268
		Series - 2019 BA (Class A2A)
500,000	g,i	Octagon Investment Partners 46 Ltd	0.000	07/15/33	498,785
		Series - 2020 2A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	g	OneMain Financial Issuance Trust	3.840%	05/14/32	$262,923
		Series - 2020 1A (Class A)
150,000	g	OneMain Financial Issuance Trust	1.750	09/14/35	151,094
		Series - 2020 2A (Class A)
250,000	g	PFS Financing Corp	0.930	08/15/24	250,146
		Series - 2020 F (Class A)
500,000	g	PFS Financing Corp	1.270	06/15/25	503,932
		Series - 2020 A (Class A)
250,000	g	PFS Financing Corp	1.000	10/15/25	250,877
		Series - 2020 E (Class A)
99,814	g	Progress Residential Trust	2.897	12/17/34	100,138
		Series - 2017 SFR2 (Class A)
100,000	g	Progress Residential Trust	2.937	10/17/36	102,992
		Series - 2019 SFR4 (Class B)
77,022	g	PRPM LLC (Step Bond)	3.967	04/25/24	77,664
		Series - 2019 2A (Class A1)
250,000		Santander Drive Auto Receivables Trust	2.220	09/15/26	255,238
		Series - 2020 2 (Class D)
248,125	g	SERVPRO Master Issuer LLC	3.882	10/25/49	261,437
		Series - 2019 1A (Class A2)
472,407	g	Settlement Fee Finance LLC	3.840	11/01/49	467,239
		Series - 2019 1A (Class A)
254,901	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	256,772
		Series - 2017 1A (Class B)
117,767	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	121,823
		Series - 2019 1A (Class A)
49,796	g	SoFi Professional Loan Program LLC	2.760	12/26/36	50,407
		Series - 2016 A (Class A2)
408,384	g	SoFi Professional Loan Program LLC	2.840	01/25/41	419,659
		Series - 2017 F (Class A2FX)
224,333	g	SoFi Professional Loan Program LLC	2.060	05/15/46	226,483
		Series - 2020 A (Class A1FX)
138,668	g	SolarCity LMC	4.020	07/20/44	139,673
		Series - 2014 2 (Class A)
382,754	g	Sonic Capital LLC	3.845	01/20/50	404,759
		Series - 2020 1A (Class A2I)
250,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	251,626
		Series - 2020 1A (Class A2)
90,629	g,i	Starwood Waypoint Homes	1.102	01/17/35	90,525
		Series - 2017 1 (Class A)
6,510	i	Structured Asset Investment Loan Trust	1.048	09/25/34	6,319
		Series - 2004 8 (Class M1)
16,137	i	Structured Asset Investment Loan Trust	1.148	09/25/34	15,959
		Series - 2004 8 (Class A9)
96,750	g	Taco Bell Funding LLC	4.970	05/25/46	104,202
		Series - 2016 1A (Class A23)
491,250	g	Taco Bell Funding LLC	4.318	11/25/48	501,620
		Series - 2018 1A (Class A2I)
297,508	g	TLF National Tax Lien Trust	3.840	12/15/29	299,931
		Series - 2017 1A (Class B)
200,000	g	Tricon American Homes Trust	4.878	11/17/33	199,802
		Series - 2016 SFR1 (Class E)
98,612	g	Tricon American Homes Trust	2.716	09/17/34	100,351
		Series - 2017 SFR1 (Class A)
100,000	g	Tricon American Homes Trust	4.011	09/17/34	101,356
		Series - 2017 SFR1 (Class E)
99,174	g	Tricon American Homes Trust	2.928	01/17/36	102,678
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	103,431
		Series - 2017 SFR2 (Class B)
65,514	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	65,560
		Series - 2019 NPL2 (Class A1)
100,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	98,741
		Series - 2019 NP10 (Class A1B)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 486,250	g	Wendys Funding LLC	3.573%	03/15/48	$502,588
		Series - 2018 1A (Class A2I)

		TOTAL ASSET BACKED			18,245,263

OTHER MORTGAGE BACKED - 9.1%
23,139	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	23,962
		Series - 2014 3 (Class A13)
546,518	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	566,880
		Series - 2015 6 (Class A9)
22,915	i	Alternative Loan Trust	0.648	06/25/34	22,708
		Series - 2004 8CB (Class M1)
200,000	g	BBCMS Trust	4.197	08/10/35	225,575
		Series - 2015 SRCH (Class A2)
400,000		Benchmark Mortgage Trust	4.267	03/15/52	471,867
		Series - 2019 B9 (Class AS)
250,000	g,i	CF Mortgage Trust	3.603	04/15/52	250,849
		Series - 2020 P1 (Class A2)
500,000		CFCRE Commercial Mortgage Trust	3.644	12/10/54	545,725
		Series - 2016 C7 (Class ASB)
28,318	i	CHL Mortgage Pass-Through Trust	3.597	02/20/35	28,150
		Series - 2004 HYB9 (Class 1A1)
250,000	g,i	Citigroup Commercial Mortgage Trust	3.635	05/10/35	256,636
		Series - 2013 375P (Class B)
745,447		COMM Mortgage Trust	2.853	10/15/45	767,808
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust	4.083	06/10/46	1,041,142
		Series - 2013 CR8 (Class B)
184,100	i	COMM Mortgage Trust	4.868	08/10/47	188,621
		Series - 2014 CR19 (Class C)
300,000	i	COMM Mortgage Trust	3.603	03/10/48	326,483
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust	4.244	03/10/48	175,068
		Series - 2015 CR22 (Class D)
250,000		COMM Mortgage Trust	3.801	05/10/48	274,757
		Series - 2015 CR23 (Class AM)
550,000	i	COMM Mortgage Trust	4.183	05/10/48	594,928
		Series - 2015 CR23 (Class B)
200,000	i	COMM Mortgage Trust	4.435	05/10/48	201,321
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust	3.696	08/10/48	559,376
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust	3.984	10/10/48	277,322
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust	4.158	10/10/48	669,958
		Series - 2015 LC23 (Class AM)
148,599	i	Connecticut Avenue Securities	2.748	05/25/24	130,066
		Series - 2014 C02 (Class 1M2)
179,080	i	Connecticut Avenue Securities	3.148	07/25/24	156,482
		Series - 2014 C03 (Class 1M2)
8,798	i	Connecticut Avenue Securities	5.148	11/25/24	8,992
		Series - 2014 C04 (Class 2M2)
14,718	i	Connecticut Avenue Securities	5.698	04/25/28	15,107
		Series - 2015 C04 (Class 2M2)
23,282	i	Connecticut Avenue Securities	5.848	04/25/28	24,100
		Series - 2015 C04 (Class 1M2)
25,368	i	Connecticut Avenue Securities	6.898	08/25/28	26,325
		Series - 2016 C01 (Class 1M2)
23,493	i	Connecticut Avenue Securities	6.148	09/25/28	24,862
		Series - 2016 C02 (Class 1M2)
37,219	i	Connecticut Avenue Securities	6.048	10/25/28	39,319
		Series - 2016 C03 (Class 2M2)
49,936	i	Connecticut Avenue Securities	4.598	01/25/29	51,516
		Series - 2016 C05 (Class 2M2)
92,936	i	Connecticut Avenue Securities	0.998	09/25/29	85,475
		Series - 2017 C02 (Class 2ED4)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 17,363	i	Connecticut Avenue Securities	2.348%	01/25/30	$17,450
		Series - 2017 C05 (Class 1M2A)
190,000	i	Connecticut Avenue Securities	0.598	07/25/30	187,569
		Series - 2018 C01 (Class 1EB1)
14,704	i	Connecticut Avenue Securities	2.398	07/25/30	14,510
		Series - 2018 C01 (Class 1M2)
37,878	i	Connecticut Avenue Securities	0.998	10/25/30	37,659
		Series - 2018 C03 (Class 1EA2)
9,404	g,i	Connecticut Avenue Securities	2.598	07/25/31	9,345
		Series - 2019 R01 (Class 2M2)
17,321	g,i	Connecticut Avenue Securities	2.248	09/25/39	17,180
		Series - 2019 R06 (Class 2M2)
41,656	g,i	Connecticut Avenue Securities	0.948	01/25/40	41,483
		Series - 2020 R01 (Class 1M1)
40,000	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	39,915
		Series - 2006 CF2 (Class M3)
200,000		DBJPMortgage Trust	2.340	09/15/53	207,856
		Series - 2020 C9 (Class AM)
1,000,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	920,534
		Series - 2011 LC2A (Class D)
100,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	99,904
		Series - 2019 1 (Class M1)
62,024	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	61,627
		Series - 2005 2 (Class M2)
188,132	g,i	FirstKey Mortgage Trust	3.500	11/25/44	194,060
		Series - 2014 1 (Class A8)
44,492	g,i	Flagstar Mortgage Trust	3.500	03/25/47	45,015
		Series - 2017 1 (Class 1A5)
93,865	g,i	Flagstar Mortgage Trust	4.102	10/25/47	97,811
		Series - 2017 2 (Class B3)
32,596	g,i	Flagstar Mortgage Trust	4.000	09/25/48	33,397
		Series - 2018 5 (Class A11)
37,545	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	38,477
		Series - 2019 PJ2 (Class A4)
49,704	i	HarborView Mortgage Loan Trust	0.776	08/19/45	47,885
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	429,488
		Series - 2016 10HY (Class A)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.525	07/15/46	100,742
		Series - 2011 C4 (Class C)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021	07/05/32	308,983
		Series - 2012 HSBC (Class C)
15,055	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	15,144
		Series - 2016 1 (Class A5)
34,904	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	35,785
		Series - 2016 1 (Class A13)
17,447	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	17,916
		Series - 2017 1 (Class A3)
77,659	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	79,527
		Series - 2017 2 (Class A13)
15,620	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	15,680
		Series - 2017 3 (Class 1A5)
23,820	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	24,778
		Series - 2018 3 (Class A13)
36,226	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	36,847
		Series - 2018 4 (Class A5)
38,264	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	40,005
		Series - 2018 5 (Class A13)
15,399	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	15,459
		Series - 2018 8 (Class A5)
22,778	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	23,350
		Series - 2018 8 (Class A13)
15,379	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	15,764
		Series - 2018 9 (Class A13)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 18,803	g,i	JP Morgan Mortgage Trust	4.000%	05/25/49	$19,363
		Series - 2019 1 (Class A3)
67,064	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	68,796
		Series - 2019 1 (Class A15)
1,901	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	1,900
		Series - 2019 2 (Class A4)
24,357	g,i	JP Morgan Mortgage Trust	4.781	09/25/49	25,984
		Series - 2019 3 (Class B1)
105,931	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	105,804
		Series - 2019 INV1 (Class A11)
103,611	g,i	JP Morgan Mortgage Trust	3.877	06/25/50	109,127
		Series - 2020 1 (Class B2)
680,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	744,788
		Series - 2014 C21 (Class A5)
500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	549,905
		Series - 2015 C29 (Class AS)
400,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	415,573
		Series - 2015 C29 (Class B)
500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	555,323
		Series - 2015 C31 (Class AS)
450,000	i	JPMBB Commercial Mortgage Securities Trust	4.773	08/15/48	494,780
		Series - 2015 C31 (Class B)
500,000	g,i	Manhattan West	2.413	09/10/39	511,987
		Series - 2020 1MW (Class B)
81,617	i	Merrill Lynch Mortgage Investors Trust	2.278	01/25/37	77,444
		Series - 2006 WMC1 (Class A1B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	02/15/47	357,122
		Series - 2014 C14 (Class AS)
36,016	i	Morgan Stanley Capital I Trust	0.973	08/25/34	35,774
		Series - 2004 HE6 (Class M1)
500,000	g,i	Natixis Commercial Mortgage Securities Trust	1.652	07/15/36	495,008
		Series - 2019 MILE (Class A)
57,805	g,i	New Residential Mortgage Loan Trust	3.750	05/28/52	61,820
		Series - 2015 1A (Class A3)
33,321	g,i	OBX Trust	0.798	06/25/57	33,271
		Series - 2018 1 (Class A2)
29,683	g,i	OBX Trust	0.898	07/25/58	29,550
		Series - 2018 EXP2 (Class 2A1A)
32,452	g,i	Sequoia Mortgage Trust	3.500	05/25/45	33,572
		Series - 2015 2 (Class A1)
115,014	g,i	Sequoia Mortgage Trust	3.500	11/25/46	117,361
		Series - 2016 3 (Class A10)
57,714	g,i	Sequoia Mortgage Trust	3.500	02/25/47	59,949
		Series - 2017 2 (Class A19)
59,422	g,i	Sequoia Mortgage Trust	3.500	02/25/48	61,140
		Series - 2018 2 (Class A1)
189,260	g,i	Sequoia Mortgage Trust	3.500	03/25/48	195,122
		Series - 2018 3 (Class A1)
35,803	g,i	Sequoia Mortgage Trust	3.500	03/25/48	35,888
		Series - 2018 3 (Class A4)
11,880	g,i	Sequoia Mortgage Trust	4.000	09/25/48	11,885
		Series - 2018 7 (Class A4)
32,059	g,i	Sequoia Mortgage Trust	4.000	11/25/48	32,449
		Series - 2018 8 (Class A19)
42,726	g,i	Sequoia Mortgage Trust	4.000	06/25/49	43,314
		Series - 2019 2 (Class A19)
85,451	g,i	Sequoia Mortgage Trust	4.000	06/25/49	87,132
		Series - 2019 2 (Class A1)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 731,469	g,i	Sequoia Mortgage Trust	3.500%	11/25/49	$754,490
		Series - 2019 4 (Class A1)
254,219	g,i	Sequoia Mortgage Trust	3.500	12/25/49	261,170
		Series - 2019 5 (Class A1)
142,998	g,i	Sequoia Mortgage Trust	3.500	12/25/49	145,105
		Series - 2019 5 (Class A19)
123,164	g,i	Sequoia Mortgage Trust	3.000	04/25/50	125,963
		Series - 2020 3 (Class A19)
53,482	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	55,251
		Series - 2017 1 (Class A19)
25,106	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	25,169
		Series - 2015 DN1 (Class M3)
53,837	i	STACR	3.948	03/25/25	54,099
		Series - 2015 HQ1 (Class M3)
34,369	i	STACR	2.098	05/25/25	34,369
		Series - 2015 HQ2 (Class M2)
13,080	i	STACR	1.948	07/25/30	12,851
		Series - 2018 DNA1 (Class M2)
23,863	i	STACR	2.472	08/25/30	23,472
		Series - 2018 HQA1 (Class M2)
4,029	g,i	STACR	3.721	02/25/48	4,051
		Series - 2018 SPI1 (Class M1)
9,201	g,i	STACR	4.473	11/25/48	9,148
		Series - 2018 SPI4 (Class M2)
94,083	g,i	STACR	2.198	11/25/49	92,853
		Series - 2019 HQA4 (Class M2)
40,000	g,i	STACR	1.998	02/25/50	38,941
		Series - 2020 DNA2 (Class M2)
37,000	g,i	STACR	3.248	03/25/50	36,444
		Series - 2020 HQA2 (Class M2)
675,000	g,i	UBS-Barclays Commercial Mortgage Trust	3.875	04/10/46	665,814
		Series - 2013 C6 (Class B)
28,413	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	28,797
		Series - 2019 2 (Class A17)
70,904	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	72,997
		Series - 2019 4 (Class A1)
40,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	41,835
		Series - 2013 C13 (Class AS)

		TOTAL OTHER MORTGAGE BACKED			19,156,475

		TOTAL STRUCTURED ASSETS			37,401,738

		(Cost $36,750,546)
		TOTAL BONDS			203,323,102

		(Cost $192,487,004)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	49,101
17,265	*	Federal National Mortgage Association	153,313

		TOTAL BANKS	202,414

		TOTAL PREFERRED STOCKS	202,414

		(Cost $569,550)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 11.7%

GOVERNMENT AGENCY DEBT - 7.2%
$ 5,350,000		Federal Home Loan Bank (FHLB)	0.085%	10/14/20	$5,349,884
9,830,000		FHLB	0.102	11/04/20	9,829,350

		TOTAL GOVERNMENT AGENCY DEBT			15,179,234

REPURCHASE AGREEMENT - 4.5%
9,570,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	9,570,000

		TOTAL REPURCHASE AGREEMENT			9,570,000

		TOTAL SHORT-TERM INVESTMENTS			24,749,234

		(Cost $24,748,889)
		TOTAL INVESTMENTS - 109.6%			231,177,458
		(Cost $220,844,783)
		OTHER ASSETS & LIABILITIES, NET - (9.6)%			(20,192,640)

		NET ASSETS - 100.0%			$210,984,818

Abbreviation(s):

EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
MTN	Medium Term Note
REIT	Real Estate Investment Trust
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $51,256,593 or 24.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $9,570,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $9,761,510.

Centrally cleared credit default swap contracts outstanding as of September 30, 2020 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS35V1- 5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/25	1,500,000	$(5,998)	$(6,244)

*

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 100.0%a

FIXED INCOME - 50.3%
3,148,116	TIAA-CREF Life Core Bond Fund	$34,345,951

	TOTAL FIXED INCOME	34,345,951

INTERNATIONAL EQUITY - 10.0%
867,855	TIAA-CREF Life International Equity Fund	6,786,625

	TOTAL INTERNATIONAL EQUITY	6,786,625

U.S. EQUITY - 39.7%
329,972	TIAA-CREF Life Growth Equity Fund	6,421,258
362,354	TIAA-CREF Life Growth & Income Fund	6,776,020
444,912	TIAA-CREF Life Large-Cap Value Fund	5,757,163
100,193	TIAA-CREF Life Real Estate Securities Fund	1,342,592
126,942	TIAA-CREF Life Small-Cap Equity Fund	1,355,744
187,537	TIAA-CREF Life Stock Index Fund	5,421,706

	TOTAL U.S. EQUITY	27,074,483

	TOTAL TIAA-CREF LIFE FUNDS	68,207,059

	(Cost $59,270,759)
	TOTAL INVESTMENTS - 100.0%	68,207,059
	(Cost $59,270,759)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	33,807

	NET ASSETS - 100.0%	$68,240,866

a	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of September 30, 2020, 100% of the value of investments in the Balanced Fund were valued based on Level 1 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of September 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Health care	$21,587,686	$6,647,522	$—	$28,235,208
Information technology	58,254,587	2,119,311	—	60,373,898
All other equity investments*	57,983,393	—	—	57,983,393
Short-term investments	129,095	2,067,992	—	2,197,087
Written options**	(149,460)	—	—	(149,460)
Total	$137,805,301	$10,834,825	$—	$148,640,126
Growth & Income
Equity investments:
Consumer discretionary	$20,429,990	$873,325	$—	$21,303,315
Consumer staples	9,975,411	777,771	—	10,753,182
Health care	22,355,334	2,409,556	—	24,764,890
Industrials	13,394,693	691,472	—	14,086,165
Utilities	2,397,899	627,689	—	3,025,588
All other equity investments*	83,667,730	—	—	83,667,730
Short-term investments	410,347	965,000	—	1,375,347
Purchased options	1,420	—	—	1,420
Written options**	(453,609)	—	—	(453,609)
Total	$152,179,215	$6,344,813	$—	$158,524,028
Large-Cap Value
Equity investments*	$62,310,425	$—	$—	$62,310,425
Short-term investments	—	420,000	—	420,000
Total	$62,310,425	$420,000	$—	$62,730,425
Real Estate Securities
Equity investments:
Internet services & infrastructure	$981,960	$1,081,630	$—	$2,063,590
All other equity investments*	71,456,485	—	—	71,456,485
Short-term investments	—	1,430,000	—	1,430,000
Total	$72,438,445	$2,511,630	$—	$74,950,075
Small-Cap Equity
Equity investments*	$45,097,767	$—	$—	$45,097,767
Short-term investments	822,639	825,000	—	1,647,639
Futures contracts**	(8,792)	—	—	(8,792)
Total	$45,911,614	$825,000	$—	$46,736,614
Social Choice Equity
Equity investments*	$71,422,689	$—	$—	$71,422,689
Short-term investments	150,799	140,000	—	290,799
Futures contracts**	3,292	—	—	3,292
Total	$71,576,780	$140,000	$—	$71,716,780
Stock Index
Equity investments:
Consumer staples	$37,346,160	$3,135	$—	$37,349,295
Financials	58,911,190	—	117	58,911,307
Health care	86,653,363	—	1,629	86,654,992
All other equity investments*	412,319,294	—	—	412,319,294
Short-term investments	2,152,760	2,845,000	—	4,997,760
Futures contracts**	(14,489)	—	—	(14,489)
Total	$597,368,278	$2,848,135	$1,746	$600,218,159

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$2,189,776	$22,719,417	$—	$24,909,193
Australasia	—	5,121,544	—	5,121,544
Europe	—	58,685,104	—	58,685,104
All other equity investments*	4,284,068	6,657,601	—	10,941,669
Short-term investments	—	5,070,000	—	5,070,000
Total	$6,473,844	$98,253,666	$—	$104,727,510
Core Bond
Bank loan obligations	$—	$2,902,708	$—	$2,902,708
Corporate bonds	—	96,924,887	—	96,924,887
Government bonds	—	68,710,613	285,864	68,996,477
Structured assets	—	37,401,738	—	37,401,738
Preferred stocks	202,414	—	—	202,414
Short-term investments	—	24,749,234	—	24,749,234
Credit default swap contracts**	—	(6,244)	—	(6,244)
Total	$202,414	$230,682,936	$285,864	$231,171,214

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

A10942-D (11/20)